As filed with the Securities and Exchange Commission on May 21, 2021

Securities Act File No.  333-214364

Investment Company Act No. 811-23207

United States

Securities and Exchange Commission

Washington D.C. 20549

Form N-1A

Registration Statement

under

the Securities Act of 1933

POST-EFFECTIVE AMENDMENT NO. 13 AND	☒

Registration Statement

under

the Investment Company Act of 1940

AMENDMENT NO. 16	☒

Brinker Capital Destinations Trust

(Exact Name of Registrant as Specified in Charter)

1055 Westlakes Drive, Suite 250
Berwyn, PA 19312
(Address of Principal Executive Offices, Zip Code)

(610) 407-5500

(Registrant’s Telephone Number, including Area Code)

The Corporation Trust Company

1209 Orange Street

Wilmington, Delaware 19801

(Name and Address of Agent for Service)

As soon as practicable after this Registration Statement becomes effective

(Approximate Date of Proposed Public Offering)

It is proposed that this filing become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)

☒	on May 21, 2021 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on [date] pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on [date] pursuant to paragraph (a)(2) of rule 485.

If appropriate check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Prospectus

May 21, 2021

Destinations Shelter Fund Class / Ticker: I / DSHFX, Z / DSHZX

Beginning on or about May 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial advisor. Instead, the reports will be made available on the Fund’s website (www.destinationsfunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial advisor.

You may elect to receive all future reports in paper free of charge. You can contact your financial advisor to inform them that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Destinations Funds held in your account.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

www.destinationsfunds.com // 877.771.7979

Brinker Capital Destinations Trust
Contents

 2

Destinations Shelter Fund

Investment objective

Capital appreciation with lower volatility than broad equity markets.

Fund fees and expenses

This table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses** (expenses that you pay each year as a percentage of the value of your investment)	Class I	Class Z
Management Fees	0.85%	0.85%
Distribution and/or Service (12b-1) Fees	None	None
Other Expenses	0.25%	0.10%
Shareholder Servicing Expenses	0.15%	0.00%
Remaining Other Expenses	0.10%	0.10%
Total Annual Fund Operating Expenses	1.10%	0.95%
Fee Waivers and Expense Reimbursements	(0.11)%	(0.11)%
Total Annual Fund Operating Expenses Less Fee Waivers and Expense Reimbursements	0.99%*	0.84%*

*Effective May 7, 2021, the Fund’s adviser, Brinker Capital Investments, LLC (“Brinker Capital” or the “Adviser”), has contractually agreed to waive a portion of its management fee until June 30, 2022 as necessary to keep the Fund’s management fee from exceeding 0.39% more than the total amount of sub-advisory fees paid by the Adviser. This contractual waiver will only apply if the Fund’s total management fees exceed the total amount of sub-advisory fees paid by the Adviser plus 0.39%, and will not affect the Fund’s total management fees if they are less than such amount. The agreement may be amended or terminated only with the consent of the Board of Trustees.

**In addition to the fees set forth herein, investors pay an account level fee to Brinker Capital for the advisory services that are implemented through investments in the Trust, as further described in Brinker Capital’s firm brochure.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	After 1 year	After 3 years
Class I Shares	$101	$339
Class Z Shares	$86	$292

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the above examples, affect the Fund’s performance. The Fund had not yet commenced investment operations as of the date of this Prospectus.

Principal investment strategies

The Fund’s investment strategy seeks to provide capital appreciation through broad exposure to the equity markets with a lower volatility profile than long-only equity strategies, due to its implementation of a hedging strategy that uses index options to seek to limit the magnitude of negative returns during a declining equity market, thereby reducing the level of positive returns required to recoup losses (also referred to as drawdown risk). Insofar as the Fund’s investment strategy seeks to minimize investment losses during a declining equity market, it can be thought of as seeking to provide “shelter” to investors while weathering such market conditions.

 3

Destinations Shelter Fund (continued)

The Fund employs a “multi-manager” strategy whereby Brinker Capital allocates the Fund’s assets among one or more professional money managers (each, a “Sub-Adviser,” collectively, the “Sub-Advisers”), each of which is responsible for investing its allocated portion of the Fund’s assets. The Adviser may also invest a portion of the Fund’s assets in unaffiliated funds that are registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and that have investment objectives and principal investment strategies consistent with those of the Fund, including open-end funds, closed-end funds, and exchange traded funds (ETFs) (collectively, “Underlying Funds”).

To achieve its investment objective, the Fund may invest in equity securities (including U.S. and foreign common stocks, real estate investment trusts (REITs) and depositary receipts, including emerging markets); cash, cash equivalents, money market instruments and shares of money market funds; U.S. investment grade fixed income securities of various maturities, including U.S. government bonds; derivative instruments, including options on equity indexes, interest rate swaps, total return swaps, credit default swaps and futures; structured notes, and interests in Underlying Funds. The Fund will use derivative investments primarily for hedging purposes. The Fund has the ability to invest in equity securities of issuers of various capitalizations, including small- and mid-cap issuers.

The Fund will invest in a diversified portfolio of equity securities and will implement an option overlay strategy, pursuant to which it will systematically purchase and sell exchange-traded index put options and sell exchange-traded index call options. The Fund’s combination of equity exposure, downside protection from investments in put options, and income from the sale of index call options is designed to provide the Fund with investment returns associated with equity market investments, but with less risk and a lower volatility profile than traditional long-only equity strategies. As a trade-off for providing shelter during declining equity markets, the Fund is expected to underperform traditional long-only equity strategies in rising equity markets and is not expected to provide shelter from equity market downside during periods of low volatility.

The Fund may also lend portfolio securities in an attempt to earn additional income.

Principal risks of investing in the Fund

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio.

The Fund’s principal risks include:

Market Risk. Market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Returns from the securities in which the Fund invests typically will underperform positive returns from the equity markets. Markets may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, environmental and public health risks, such as natural disasters, epidemics, pandemics or widespread fear that such events may occur, may impact markets adversely and cause market volatility in both the short- and long-term.

Equity Securities Risk. The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund’s shares. Low and minimum volatility equity securities tend not to appreciate or depreciate significantly over short periods of time. However, such securities may not necessarily protect against significant market declines and they may limit participation in significant market gains. Because the Fund is designed to serve as a hedge against large equity market declines, the Fund could produce negative returns in years when equity markets are rising.

Small-Cap Securities Risk. Small capitalization stocks may underperform other types of stocks or the equity market as a whole. Stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. In addition, small-cap stocks typically are traded in lower volume, are less liquid, and their issuers typically are subject to greater degrees of changes in their earnings and prospects.

Mid-Cap Securities Risk. Mid-capitalization stocks tend to perform differently from other segments of the equity market or the equity market as a whole and can be more volatile than stocks of large-capitalization companies. Mid-capitalization companies may be newer or less established, and may have limited resources, products and markets, and may be less liquid.

Foreign and Emerging Markets Securities Risk. Foreign securities subject the Fund to the risks associated with investing in the particular country of an issuer, including the political, regulatory, economic, social, diplomatic and other conditions or

 4

Destinations Shelter Fund (continued)

events, as well as risks associated with less developed custody and settlement practices. Foreign securities may be more volatile and less liquid than securities of U.S. companies. Investments in emerging markets can involve additional and greater risks than the risks associated with investments in developed foreign markets.

Fixed Income Market Risk. The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar.

Management Risk. Securities held by the Fund may underperform those held by other funds investing in the same asset class or benchmarks that are representative of the asset class because of the Sub-adviser’s choice of securities.

U.S. Government Securities Risk. Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

Investment Company and Exchange-Traded Funds (ETFs) Risk. When the Fund invests in an investment company, including closed-end funds and ETFs, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the investment company’s expenses. Further, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, the Fund may be subject to additional or different risks than if the Fund had invested directly in the underlying investments.

Derivatives Risk. Derivatives, such as futures, options and swaps, involve risks different from, or possibly greater than, risks associated with investing directly in securities and other traditional investments. The Fund will invest, in particular, in U.S. exchange-traded index options. Specific risk issues related to the use of such derivatives include valuation and tax issues, increased potential for losses and/or costs to the Fund, and a potential reduction in gains to the Fund. Each of these issues is described in greater detail in this Prospectus. Derivatives may also involve other risks described in this Prospectus or the Fund’s Statement of Additional Information (SAI), such as market, interest rate, credit, counterparty, currency, liquidity and leverage risks.

Structured Notes Risk. The Fund may invest in structured notes, which are derivative debt securities, the interest rate or principal of which is determined by an unrelated indicator. Indexed securities include structured notes as well as securities other than debt securities, the interest rate or principal of which is determined by an unrelated indicator. Indexed securities may include a multiplier that multiplies the indexed element by a specified factor and, therefore, the value of such securities may be very volatile.

Interest Rate Risk. The risk that debt instruments will change in value because of changes in interest rates. The value of an instrument with a longer duration (whether positive or negative) will be more sensitive to changes in interest rates than a similar instrument with a shorter duration. The Fund may face a heightened level of interest rate risk during periods when the Federal Reserve raises interest rates.

Depositary Receipts Risk. Because the Fund may invest in ADRs and other domestically-traded securities of foreign companies, the Fund’s share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than would otherwise be the case.

Currency Risk. Exchange rates for currencies fluctuate daily. Accordingly, the Fund may experience volatility with respect to the value of its shares and its returns as a result of its exposure to foreign currencies through direct holdings of such currencies or holdings in non-U.S. dollar denominated securities.

REITs. The performance of investments in real estate depends on the overall strength of the real estate market, the management of real estate investments trusts (REITs), and property management, all of which can be affected by a variety of factors, including national and regional economic conditions.

Hedging Risk. Hedges are sometimes subject to imperfect matching between the derivative and the underlying security, and there can be no assurance that the Fund’s hedging transactions will be effective. In addition, the use of hedging may result in certain adverse tax consequences.

Liquidity Risk. The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like. The seller may have to lower the price of the security, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

 5

Destinations Shelter Fund (continued)

Securities Lending Risk. The Fund may lose money from securities lending if, for example, it is delayed in or prevented from selling the collateral after the loan is made or recovering the securities loaned or if it incurs losses on the reinvestment of cash collateral.

Please see “Principal Risks of the Fund” for a more detailed description of the risks of investing in the Fund.

Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency entity or person.

Performance

The Fund had not yet commenced investment operations as of the date of this Prospectus. Therefore, performance information is not available and has not been presented for the Fund.

 6

Destinations Shelter Fund (continued)

Investment Adviser

Brinker Capital Investment, LLC serves as the investment adviser for the Fund. The Fund employs a “multi-manager” strategy. The Adviser selects and oversees a professional money manager (the Sub-adviser), which is responsible for investing a portion of the assets of the Fund as allocated by the Adviser. The Adviser’s portfolio management team is jointly and primarily responsible for overseeing the Sub-adviser and the Fund. Where more than one person is listed with respect to the Sub-adviser, the sub-advisory team is jointly and primarily responsible for the portion of the Fund’s assets allocated to the Sub-adviser.

Portfolio Manager	Experience with the Fund	Title with Adviser
Jeff Raupp, CFA	Since Inception	Chief Investment Officer
Amy Magnotta, CFA	Since Inception	Senior Vice President
Leigh Lowman, CFA	Since Inception	Investment Manager

Sub-adviser and Portfolio Managers (Title)	Fund’s Portfolio Manager Since
Gateway Investment Advisers, LLC
Daniel M. Ashcraft, Portfolio Manager Michael T. Buckius, President, Chief Investment Officer Kenneth H. Toft, Senior Vice-President, Portfolio Manager Mitchell J. Trotta, Portfolio Manager	2021 2021 2021 2021

Purchase and sale of Fund shares

Fund shares are currently available exclusively to investors participating in Brinker Capital Destinations (“Destinations”), an investment advisory program, other asset-based fee programs sponsored by Brinker Capital, or through certain third-party advisory programs. Therefore, you may purchase Fund shares only from Brinker Capital or through the sponsor of one of the third-party advisory programs that uses the Fund as an investment solution.

There are no initial or subsequent minimum purchase amounts for the Fund. Orders to sell or “redeem” shares must be placed directly with Brinker Capital. You may purchase or redeem shares of the Fund on any day the New York Stock Exchange (“NYSE”) is open.

Tax information

The Fund’s distributions are generally taxable to you as ordinary income, qualified dividend income or capital gains.

Payments to financial intermediaries

Neither Brinker Capital nor the Fund pays financial intermediaries for the sale of Fund shares. If your Fund shares are held through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay such intermediary for services that the intermediary provides to you as a shareholder of the Fund, such as setting up and maintaining your account, processing and settling transactions, providing account statements, maintaining records, and sending you prospectuses and other reports. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

 7

Fund Details

Unless otherwise explicitly stated herein, the investment policies, strategies and restrictions of the Fund are not fundamental and may be changed by the Board of Trustees of the Trust (the “Board”), without shareholder approval. Further, the investment objective of the Fund is not fundamental and may be changed by the Board without shareholder approval.

Destinations Shelter Fund

Investment objective

Capital appreciation with lower volatility than broad equity markets.

Principal investment strategies

The Fund’s investment strategy seeks to provide capital appreciation through broad exposure to the equity markets with a lower volatility profile than long-only equity strategies, due to its implementation of a hedging strategy that uses index options to seek to limit the magnitude of negative returns during a declining equity market, thereby reducing the level of positive returns required to recoup losses (also referred to as drawdown risk). Insofar as the Fund’s investment strategy seeks to minimize investment losses during a declining equity market, it can be thought of as seeking to provide “shelter” to investors while weathering such market conditions.

The Fund employs a “multi-manager” strategy whereby Brinker Capital Investments, LLC (the “Adviser” or “Brinker Capital”) allocates the Fund’s assets among one or more professional money managers (each, a “Sub-Adviser,” collectively, the “Sub-Advisers”), each of which is responsible for investing its allocated portion of the Fund’s assets. The Adviser may also invest a portion of the Fund’s assets in unaffiliated funds that are registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and that have investment objectives and principal investment strategies consistent with those of the Fund, including open-end funds, closed-end funds, and exchange traded funds (ETFs) (collectively, “Underlying Funds”).

To achieve its investment objective, the Fund may invest in equity securities (including U.S. and foreign common stocks, REITs and depositary receipts, including emerging markets); cash, cash equivalents, money market instruments and shares of money market funds; U.S. investment grade fixed income securities of various maturities, including U.S. government bonds; derivative instruments, including options on equity indexes, interest rate swaps, total return swaps, credit default swaps and futures; structured notes, and interests in Underlying Funds. The Fund will use derivative investments primarily for hedging purposes. The Fund has the ability to invest in equity securities of issuers of various capitalizations, including small- and mid-cap issuers.

The Fund will invest in a diversified portfolio of equity securities and will implement an option overlay strategy, pursuant to which it will systematically purchase and sell exchange-traded index put options (i.e., instruments that give the holder the right, but not the obligation, to sell an underlying asset) and sell exchange-traded index call options (i.e., instruments that give the holder the right, but not the obligation, to buy an underlying asset). The Fund’s combination of equity exposure, downside protection from investments in put options, and income from the sale of index call options is designed to provide the Fund with investment returns associated with equity market investments, but with less risk and a lower volatility profile than traditional long-only equity strategies. Specifically, the Fund will seek to buy an index put option at a higher strike price and write (or sell) an index put option on the same index at a relatively lower strike price, resulting in what is known as a put option spread, while simultaneously selling an index call option on the same index. As a trade-off for providing shelter during declining equity markets, the Fund is expected to underperform traditional long-only equity strategies in rising equity markets and is not expected to provide shelter from equity market downside during periods of low volatility.

The Fund may also lend portfolio securities in an attempt to earn additional income.

The 1940 Act restricts investments by registered investment companies such as the Fund, in securities of other investment companies, including ETFs. However, pursuant to an exemptive rule and exemptive orders issued by the SEC to various fund sponsors, the Fund currently is and will continue to be permitted to invest in these funds beyond the limits set forth in the 1940 Act subject to certain terms and conditions set forth in the applicable exemptive order, including the condition that the Fund enter into an agreement with the relevant fund sponsor prior to investing beyond the 1940 Act’s limits.

A Sub-adviser may sell a security for a variety of reasons, such as where the Sub-adviser believes selling the security will help the Fund to secure gains, limit losses, or redeploy assets into more promising opportunities, or the valuation is no longer attractive. A Sub-adviser may also enter into or exit out of derivative investments based on, among other reasons, its expectations of equity market volatility.

 8

Fund Details

Principal risks

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio.

The Fund’s principal risks include:

Market Risk. Market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Returns from the securities in which the Fund invests typically will underperform positive returns from the equity markets. An investment in the Fund could lose money over short or long periods. Markets may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, environmental and public health risks, such as natural disasters, epidemics, pandemics or widespread fear that such events may occur, may impact markets adversely and cause market volatility in both the short- and long-term.

Equity Securities Risk. The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund’s shares. Low and minimum volatility equity securities tend not to appreciate or depreciate significantly over short periods of time. However, such securities may not necessarily protect against significant market declines and they may limit participation in significant market gains. Because the Fund is designed to serve as a hedge against large equity market declines, the Fund could produce negative returns in years when equity markets are rising.

Small-Cap Securities Risk. Small capitalization stocks may underperform other types of stocks or the equity market as a whole. Stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources or may be dependent upon a small or inexperienced management group. In addition, small-cap stocks typically are traded in lower volume, are less liquid, and their issuers typically are subject to greater degrees of changes in their earnings and prospects. These risks may be heightened with respect to micro-cap companies.

Mid-Cap Securities Risk. Mid-capitalization stocks tend to perform differently from other segments of the equity market or the equity market as a whole and can be more volatile than stocks of large-capitalization companies. Mid-capitalization companies may be newer or less established, and may have limited resources, products and markets, and may be less liquid.

Real Estate Investment Trust (REITs) Risk. REITs, including foreign REITS and REIT-like entities, are subject to risks associated with the ownership of real estate. Some REITs experience market risk due to investment in a limited number of properties, in a narrow geographic area, or in a single property type, which increases the risk that such REIT could be unfavorably affected by the poor performance of a single investment or investment type. These companies are also sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand and the management skill and creditworthiness of the issuer. Borrowers could default on or sell investments that a REIT holds, which could reduce the cash flow needed to make distributions to investors. In addition, REITs may also be affected by tax and regulatory requirements impacting the REITs’ ability to qualify for preferential tax treatments or exemptions. REITs require specialized management and pay management expenses. REITs also are subject to physical risks to real property, including weather, natural disasters, terrorist attacks, war, or other events that destroy real property. Foreign REITS and REIT-like entities can also be subject to currency risk, emerging market risk, limited public information, illiquid trading and the impact of local laws.

REITs include equity REITs and mortgage REITs. Equity REITs may be affected by changes in the value of underlying property owned by the trusts, while mortgage REITs may be affected by the quality of any credit extended. Further, equity and mortgage REITs are dependent upon management skills and generally may not be diversified. Equity and mortgage REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidations. In addition, equity and mortgage REITs could possibly fail to qualify for tax-free pass-through of income under applicable tax laws or to maintain their exemptions from registration under the 1940 Act. The above factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments. In addition, even many of the larger REITs in the industry tend to be small to medium-sized companies in relation to the equity markets as a whole.

Foreign and Emerging Markets Securities Risk. Foreign securities subject the Fund to the risks associated with investing in

 9

Fund Details

the particular country of an issuer, including the political, regulatory, economic, social, diplomatic and other conditions or events, as well as risks associated with less developed custody and settlement practices. Foreign securities may be more volatile and less liquid than securities of U.S. companies. The performance of the Fund may also be negatively impacted by fluctuations in a foreign currency’s strength or weakness relative to the U.S. dollar. Risks of foreign investment tend to be greater in emerging markets, which tend to be more likely to experience political turmoil or rapid change to market or economic conditions. Investments in emerging markets can involve additional and greater risks than the risks associated with investments in developed foreign markets. Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, and accounting systems, and greater political, social, and economic instability than developed markets. Frontier markets, considered by the Fund to be a subset of emerging markets, generally have smaller economies and less mature capital markets than emerging markets. As a result, the risks of investing in emerging market countries are magnified in frontier market countries.

Depositary receipts risk. Depositary receipts are receipts issued by a bank or trust company reflecting ownership of underlying securities issued by foreign companies. Some foreign securities are traded in the form of American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) or European Depositary Receipts (EDRs). Depositary receipts involve risks similar to the risks associated with investments in foreign securities, including those associated with investing in the particular country of an issuer, which may be related to the particular political, regulatory, economic, social and other conditions or events, including, for example, military confrontations, war and terrorism, occurring in the country and fluctuations in its currency, as well as market risk tied to the underlying foreign company. In addition, ADR holders may have limited voting rights, may not have the same rights afforded typical company stockholders in the event of a corporate action such as an acquisition, merger or rights offering and may experience difficulty in receiving company stockholder communications.

Fixed Income Market Risk. The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa. Fixed income securities may have fixed-, variable- or floating-rates. There is a risk that the current interest rate on floating and variable rate instruments may not accurately reflect existing market interest rates. Also, longer-term securities are generally more sensitive to changes in the level of interest rates, so the average maturity or duration of these securities affects risk. Changes in government policy, including the Federal Reserve’s decisions with respect to raising interest rates or terminating certain programs such as quantitative easing, could increase the risk that interest rates will rise. Rising interest rates may, in turn, increase volatility and reduce liquidity in the fixed income markets, and result in a decline in the value of the fixed income investments held by the Fund. These risks may be heightened in a low interest rate environment. In addition, reductions in dealer market-making capacity as a result of structural or regulatory changes could further decrease liquidity and/or increase volatility in the fixed income markets. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. As a result of these conditions, the Fund’s value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund’s liquidity or force the Fund to sell securities into a declining or illiquid market.

Management Risk. Securities held by the Fund may underperform those held by other funds investing in the same asset class or benchmarks that are representative of the asset class because of the Sub-adviser’s choice of securities.

U.S. Government Securities Risk. Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, not all U.S. Government securities are backed by the full faith and credit of the United States. Obligations of certain agencies, authorities, instrumentalities and sponsored enterprises of the U.S. Government are backed by the full faith and credit of the United States (e.g., the Government National Mortgage Association); other obligations are backed by the right of the issuer to borrow from the U.S. Treasury (e.g., the Federal Home Loan Banks) and others are supported by the discretionary authority of the U.S. Government to purchase an agency’s obligations. Still others are backed only by the credit of the agency, authority, instrumentality or sponsored enterprise issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

Investment Company and Exchange-Traded Funds (ETFs) Risk. When the Fund invests in an investment company, including closed-end funds and ETFs, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the investment company’s expenses. Further, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, the Fund may be subject to additional or different risks than if the Fund had invested directly in the underlying investments. For example, the lack of liquidity in an ETF could result in its value being more volatile than that of the underlying portfolio securities. Closed-end

 10

Fund Details (continued)

investment companies issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. As a result, a closed-end fund’s share price fluctuates based on what another investor is willing to pay rather than on the market value of the securities in the fund. The shares of many closed-end funds, after their initial public offering, frequently trade at a price per share that is less than the net asset value per share, the difference representing the “market discount” of such shares. This market discount may be due in part to the investment objective of long-term appreciation, which is sought by many closed-end funds, as well as to the fact that the shares of closed-end funds are not redeemable by the holder upon demand to the issuer at the next determined net asset value, but rather, are subject to supply and demand in the secondary market. A relative lack of secondary market purchasers of closed-end fund shares also may contribute to such shares trading at a discount to their net asset value. The Fund may invest in shares of closed-end funds that are trading at a discount to net asset value or at a premium to net asset value. There can be no assurance that the market discount on shares of any closed-end fund purchased by the Fund will ever decrease. In fact, it is possible that this market discount may increase and the Fund may suffer realized or unrealized capital losses due to further decline in the market price of the securities of such closed-end funds, thereby adversely affecting the net asset value of the Fund’s shares. Similarly, there can be no assurance that any shares of a closed-end fund purchased by the Fund at a premium will continue to trade at a premium or that the premium will not decrease subsequent to a purchase of such shares by the Fund. Closed-end funds may issue senior securities (including preferred stock and debt obligations) for the purpose of leveraging the closed-end fund’s common shares in an attempt to enhance the current return to such closed-end fund’s common shareholders. The Fund’s investment in the common shares of closed-end funds that are financially leveraged may create an opportunity for greater total return on its investment, but at the same time may be expected to exhibit more volatility in market price and net asset value than an investment in shares of investment companies without a leveraged capital structure.

Derivatives Risk. Derivatives, such as futures, swaps and options, may involve significant risks. Derivatives are financial instruments, traded on an exchange or in the over-the-counter (OTC) markets, with a value in relation to, or derived from, the value of an underlying asset(s) (such as a security, commodity or currency) or other reference, such as an index, rate or other economic indicator (each an underlying reference).

Derivatives could result in Fund losses if the underlying references do not perform as anticipated. Use of derivatives is a highly specialized activity that can involve investment techniques, risks, and tax planning different from those associated with more traditional investment instruments. The Fund’s derivatives strategy may not be successful and use of certain derivatives could result in substantial, potentially unlimited, losses to the Fund regardless of the Fund’s actual investment. A relatively small movement in the price, rate or other economic indicator associated with the underlying reference may result in substantial loss for the Fund. Derivatives may be more volatile than other types of investments. Derivatives can increase the Fund’s risk exposure to underlying references and their attendant risks, including the risk of an adverse credit event associated with the underlying reference (credit risk), the risk of adverse movement in the value, price or rate of the underlying reference (market risk), the risk of adverse movement in the value of underlying currencies (foreign currency risk) and the risk of adverse movement in underlying interest rates (interest rate risk).

Derivatives may expose the Fund to additional risks, including the risk of loss due to a derivative position that is imperfectly correlated with the underlying reference it is intended to hedge or replicate (correlation risk), the risk that a counterparty will fail to perform as agreed (counterparty risk), the risk that a hedging strategy may fail to mitigate losses, and may offset gains (hedging risk), the risk that losses may be greater than the amount invested (leverage risk), the risk that the Fund may be unable to sell an investment at an advantageous time or price (liquidity risk), the risk that the investment may be difficult to value (pricing risk), and the risk that the price or value of the investment fluctuates significantly over short periods of time (volatility risk). The value of derivatives may be influenced by a variety of factors, including national and international political and economic developments. Potential changes to the regulation of the derivatives markets may make derivatives more costly, may limit the market for derivatives, or may otherwise adversely affect the value or performance of derivatives.

Futures. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a reference instrument at a specified price, date and time. Entering into a contract to buy an underlying reference instrument is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying reference instrument is commonly referred to as selling a contract or holding a short position in the underlying reference instrument. Futures contracts are considered to be commodity contracts. The Fund can buy or sell financial futures (such as interest rate futures, index futures and security futures), as well as currency futures and currency forward contracts.

Options. An option is a contract between two parties for the purchase and sale of a financial instrument for a specified price at any time during the option period. Unlike a futures contract, an option grants the purchaser, in exchange for a premium payment, a right (not an obligation) to buy or sell a financial instrument. An option on a futures contract gives

 11

Fund Details (continued)

the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. The seller of an uncovered call (buy) option assumes the risk of a theoretically unlimited increase in the market price of the underlying security above the exercise price of the option. The securities necessary to satisfy the exercise of the call option may be unavailable for purchase except at much higher prices. Purchasing securities to satisfy the exercise of the call option can itself cause the price of the securities to rise further, sometimes by a significant amount, thereby exacerbating the loss. The buyer of a call option assumes the risk of losing its entire premium invested in the call option. The seller (writer) of a put (sell) option that is covered (e.g., the writer has a short position in the underlying security) assumes the risk of an increase in the market price of the underlying security above the sales price (in establishing the short position) of the underlying security plus the premium received and gives up the opportunity for gain on the underlying security below the exercise price of the option. The seller of an uncovered put option assumes the risk of a decline in the market price of the underlying security below the exercise price of the option. The buyer of a put option assumes the risk of losing his entire premium invested in the put option. An option’s time value (i.e., the component of the option’s value that exceeds the in-the-money amount) tends to diminish over time. Even though an option may be in-the-money to the buyer at various times prior to its expiration date, the buyer’s ability to realize the value of an option depends on when and how the option may be exercised. For example, the terms of a transaction may provide for the option to be exercised automatically if it is in-the-money on the expiration date. Conversely, the terms may require timely delivery of a notice of exercise, and exercise may be subject to other conditions (such as the occurrence or non-occurrence of certain events, such as knock-in, knock-out or other barrier events) and timing requirements, including the “style” of the option.

Swap Agreements — Swaps are agreements whereby two parties agree to exchange payment streams calculated by reference to an underlying asset, such as a rate, index, instrument or securities. Swaps typically involve credit risk, market risk, liquidity risk, funding risk, operational risk, legal and documentation risk, regulatory risk and/or tax risk. Interest rate swaps involve one party, in return for a premium, agreeing to make payments to another party to the extent that interest rates exceed or fall below a specified rate (a “cap” or “floor,” respectively). Swap agreements involve the risk that the party with whom the Fund has entered into the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to the other party to the agreement.

In addition, the Fund’s investments in derivatives may be affected in response to regulatory changes. On October 28, 2020, the SEC adopted rule 18f-4 under the 1940 Act, which the Fund will have to be in full compliance with no later than August 19, 2022. Although the full details of what changes need to be made to the Fund’s compliance program in response to the Rule are not yet known, the Rule could require the Fund to adjust its investment strategy or could alter the universe of investments available to the Fund. In addition, the Fund will incur some costs and expenses in connection with getting into compliance with the new Rule, which would include investment expenses as a result of selling positions or realizing losses on existing investments.

Currency Risk. Exchange rates for currencies fluctuate daily. The combination of currency risk and market risks tends to make securities traded in foreign markets more volatile than securities traded exclusively in the United States. Investing in currencies or securities denominated in a foreign currency, entails risk of being exposed to a currency that may not fully reflect the strengths and weaknesses of the economy of the country or region utilizing the currency. In addition, it is possible that a currency (such as, for example, the euro) could be abandoned in the future by countries that have already adopted its use, and the effects of such an abandonment on the applicable country and the rest of the countries utilizing the currency are uncertain but could negatively affect the Fund’s investments denominated in the currency. If a currency used by a country or countries is replaced by another currency, the Fund’s Adviser would evaluate whether to continue to hold any investments denominated in such currency, or whether to purchase investments denominated in the currency that replaces such currency, at the time. Such investments may continue to be held, or purchased, to the extent consistent with the Fund’s investment objective(s) and permitted under applicable law.

Many countries rely heavily upon export-dependent businesses and any strength in the exchange rate between a currency and the U.S. dollar or other currencies can have either a positive or a negative effect upon corporate profits and the performance of investments in the country or region utilizing the currency. Adverse economic events within such country or region may increase the volatility of exchange rates against other currencies, subjecting the Fund’s investments denominated in such country’s or region’s currency to additional risks.

Structured Notes Risk. Typically, the value of the principal and/or interest on these instruments is determined by reference to changes in the value of specific currencies, interest rates, indexes or other financial indicators (“Reference”) or the relevant change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. The terms of the structured securities may provide

 12

Fund Details (continued)

that in certain circumstances no principal is due at maturity and, therefore, may result in the loss of the Fund’s entire investment. The value of structured securities may move in the same or the opposite direction as the value of the Reference, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, the change in interest rate or the value of the security at maturity may be a multiple of the change in the value of the Reference so that the security may be more or less volatile than the Reference, depending on the multiple. Consequently, structured securities may entail a greater degree of market risk and volatility than other types of debt obligations. Structured notes are derivative debt securities, the interest rate or principal of which is determined by an unrelated indicator. Indexed securities include structured notes as well as securities other than debt securities, the interest rate or principal of which is determined by an unrelated indicator. Indexed securities may include a multiplier that multiplies the indexed element by a specified factor and, therefore, the value of such securities may be very volatile. To the extent the Fund invests in these securities, however, the Sub-adviser analyzes these securities in its overall assessment of the effective duration of the Fund’s portfolio in an effort to monitor the Fund’s interest rate risk. Certain restrictions imposed on the Fund by the Internal Revenue Code of 1986, as amended (the “Code”) may limit the Fund’s ability to use structured notes.

Securities Lending Risk. The Fund may lend portfolio securities to broker-dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Fund may lose money from securities lending if, for example, it is delayed in or prevented from selling the collateral after the loan is made or recovering the securities loaned or if it incurs losses on the reinvestment of cash collateral.

Interest Rate Risk. The risk that the values of debt instruments held by the Fund will change in response to changes in interest rates. In general, the value of a fixed-income instrument with positive duration will generally decline if interest rates increase, whereas the value of an instrument with negative duration will generally decline if interest rates decrease. The value of an instrument with a longer duration (whether positive or negative) will be more sensitive to increases in interest rates than a similar instrument with a shorter duration. Duration is a measure of the expected life of a bond that is used to determine the sensitivity of an instrument’s price to changes in interest rates. For example, the price of a bond fund with an average duration of three years generally would be expected to fall approximately 3% if interest rates rose by one percentage point. Inverse floaters, interest-only and principal-only securities are especially sensitive to interest rate changes, which can affect not only their prices but can also change the income flows and repayment assumptions about those investments. Adjustable rate instruments also react to interest rate changes in a similar manner although generally to a lesser degree (depending, however, on the characteristics of the reset terms, including the index chosen, frequency of reset and reset caps or floors, among other things). During periods of increasing interest rates, changes in the interest rate payments of adjustable rate instruments may lag the changes in market interest rates or may have limits on the maximum increase in interest rates. Conversely, there may not be any limitations or caps on the adjustment down of interest rate payments during periods of declining market interest rates. For example, if a fixed income security has a ten-year duration, it will decrease in value by approximately 10% if interest rates rise 1% and increase in value by approximately 10% if interest rates fall 1%. The Fund may face a heightened level of interest rate risk during periods when the Federal Reserve raises interest rates.

Hedging Risk. The Fund may use derivative investments for hedging purposes. Hedges are sometimes subject to imperfect matching between the derivative and the underlying security, and there can be no assurance that the Fund’s hedging transactions will be effective. In addition, the use of hedging may result in certain adverse tax consequences.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. The market for certain investments may become illiquid due to specific adverse changes in the condition of a particular issuer or under adverse market or economic conditions independent of the issuer. A Fund’s investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.

Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency entity or person

 13

About the Fund

Brinker Capital Investments, LLC serves as the investment adviser for each series of the Brinker Capital Destinations Trust (the “Trust,” and each series, a “Fund,” and collectively, the “Funds”). The Fund employs a “multi-manager” strategy. The Adviser selects and oversees a professional money manager (the “Sub-adviser”) who is responsible for investing the assets of the Fund.

The investments and strategies described in this Prospectus are those that the Adviser and the Sub-adviser use under normal conditions. During unusual economic or market conditions or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in cash, money market instruments and other short-term obligations that would not ordinarily be consistent with the Fund’s objectives. The Fund will do so only if the Adviser or the Sub-adviser believe that the risk of loss outweighs the opportunity for capital gains or higher income. It is unlikely that the Fund would achieve its investment objectives during any period of time that its assets are invested for temporary defensive or liquidity purposes.

There is no guarantee that the Fund will achieve its investment objective. Unless otherwise explicitly stated herein, or in the Statement of Additional Information (“SAI”), the investment policies and restrictions of the Fund are not fundamental and may be changed by the Board of Trustees of the Trust (“Board”), without shareholder approval.

The Multi-Manager Strategy

Brinker Capital acts as manager-of-managers for the Fund pursuant to an exemptive order obtained from the SEC. The exemptive order permits Brinker Capital, with the approval of the Board, to appoint and replace Sub-advisers, enter into sub-advisory agreements, and materially amend and terminate sub-advisory agreements on behalf of the Fund without shareholder approval. Based on recent guidance from the SEC staff, the Board may also appoint Sub-advisers with respect to the Fund that are affiliated with Brinker Capital without shareholder approval. As a manager-of-managers, Brinker Capital is ultimately responsible for the investment performance of the Fund. The Board supervises Brinker Capital and the Sub-adviser and establishes policies that they must follow in their management activities.

The manager-of-managers structure enables the Fund to operate with greater efficiency and without incurring the expense and delays associated with obtaining shareholder approvals for matters relating to the Sub-adviser or sub-advisory agreement. The manager-of-managers structure does not permit an increase in the overall management and advisory fees payable by the Fund without shareholder approval. Consistent with the conditions of the SEC exemptive order, shareholders will be notified of any changes made to the Sub-adviser or sub-advisory agreement.

The Adviser screens a universe of registered investment advisory firms and tracks the performance of these advisory firms. The Adviser continually evaluates the strength and performance of these firms, focusing on a number of key issues, including:

•	level of expertise

•	relative performance and consistency of performance

•	strict adherence to investment discipline or philosophy

•	personnel, facility and financial strength

•	quality of service and communication

The Adviser employs a rigorous evaluation process to select Sub-advisers that have distinguished themselves through consistent and superior performance. The Adviser’s selection is subject to approval by the Board.

 14

Portfolio Holdings

A description of the Fund’s policies and procedures with respect to the disclosure of its portfolio securities is available in the Fund’s SAI.

 15

Fund Management

The Adviser’s address is 1055 Westlakes Drive, Suite 250, Berwyn, PA 19312. Brinker Capital Investments, LLC, which combined with CLS Investments, LLC in 2020 as part of a broader corporate transaction, is structured as a Nebraska limited liability company. Brinker Capital has been in continuous operation since its founding in 1987. The Adviser was established to match the investment needs of institutional investors and substantial individual investors with appropriate and well qualified investment advisers.

Subject to the review and approval of the Board, the Adviser is responsible for selecting, supervising, monitoring and evaluating the Sub-adviser. The Adviser also is responsible for recommending to the Board whether the Sub-adviser should be replaced. The Fund relies upon an exemptive order from the SEC that permits the Adviser to select new Sub-advisers or replace the existing Sub-adviser without first obtaining shareholder approval. One of the conditions of the exemptive order is that the Board, including a majority of the “non-interested” Trustees, must approve each new Sub-adviser. In accordance with the exemptive order, the Fund will provide investors with information about each new Sub-adviser within 90 days of the hiring of any new Sub-adviser.

A discussion regarding the Board’s basis for approving the investment advisory and sub-advisory agreements is available in the Trust’s Annual Report for the fiscal year ended February 28, 2021.

The following portfolio managers are primarily responsible for the management of the Fund and the oversight of the Sub-adviser as described above, including recommending the hiring and termination of the Sub-adviser.

Jeff W. Raupp, CFA, is Chief Investment Officer at Brinker Capital. In this role he maintains overall responsibility for asset allocation, strategy selection and portfolio construction, and leads the team of portfolio managers and analysts that manage the firm’s investment management programs. Additionally, he oversees the portfolio management for Brinker Capital’s Destinations program. Mr. Raupp is the Chair of Brinker Capital’s Investment Committee, and serves as a member of the firm’s Asset Allocation, Manager Research and Executive Committees. Prior to his current role, he served as the Operations Manager for Brinker Capital. Prior to joining Brinker Capital, Mr. Raupp was an electronic engineer and project manager for a small electronics firm. He also served as an officer in the United States Army. Mr. Raupp has a B.S. in Mechanical Engineering from the University of Delaware and a M.B.A in Finance from Villanova University.

Amy L. Magnotta, CFA, is Senior Vice President and Head of Discretionary Portfolios at Brinker Capital. In this role she has portfolio management responsibilities for Brinker Capital’s Destinations program. She is the Chair of the firm’s Asset Allocation Committee, and is a member of the firm’s Manager Research Committee. Ms. Magnotta joined Brinker Capital in 2006 as a senior investment analyst and has been a portfolio manager for the Destinations program since 2007. Prior to joining Brinker Capital, Ms. Magnotta was an associate at Franklin Park Associates from 2004 to 2006 and an associate at BlackRock from 2001 to 2004. Ms. Magnotta has a B.S. in Finance from Lehigh University.

Leigh A. Lowman, CFA, is an Investment Manager at Brinker Capital with portfolio management responsibilities for the Destinations program. Prior to joining Brinker Capital in 2015, Ms. Lowman was an outreach analyst for The Investment Fund for Foundations (TIFF) and a senior associate for Mondrian Investment Partners. Ms. Lowman was previously at Brinker Capital from 2004 to 2010 as an investment associate and operations analyst. Ms. Lowman has a B.A. in Economics from Wittenberg University.

The Sub-adviser. The Sub-adviser is responsible for the day-to-day investment management of the Fund. The name and address of the Sub-adviser, the percentage of Fund assets the Sub-adviser manages and certain information about the Fund manager or portfolio management team for the Fund are set forth below. The Fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the Fund.

Gateway Investment Advisers, LLC: Gateway Investment Advisers, LLC (“Gateway”), located at 312 Walnut Street, Suite 3500 Cincinnati, Ohio 45202, serves as a Sub-adviser to the Fund. A team of investment professionals manages the portion of the Fund’s assets allocated to Gateway. Daniel M. Ashcraft, CFA joined Gateway in 2009 and holds the position of Portfolio Manager. Mr. Ashcraft received a B.A. from Miami University of Ohio. Michael T. Buckius, CFA joined Gateway in 1999 and holds the positions of President and Chief Investment Officer. Mr. Buckius holds a B.A. and M.B.A. in Finance from Loyola College in Baltimore. Mitchell J. Trotta, CFA joined Gateway in 2016 and holds the position of Portfolio Manager. Mr. Trotta earned his BBA in Finance from the University of Cincinnati. Kenneth H. Toft, CFA joined Gateway in 1992 and holds the positions of Senior Vice President and Portfolio Manager. Mr. Toft holds a B.A. and M.B.A. from the University of Cincinnati.

 16

Fund Management (continued)

Management Fees. The Adviser receives an advisory fee from the Fund for its services. In turn, the Adviser pays the Sub-adviser a fee for its sub-advisory services. The Adviser may voluntarily waive a portion or all of the management fees otherwise payable to it by the Fund.

The SAI provides additional information about the Sub-adviser, including more information about their investment strategies and techniques, compensation paid to the Sub-adviser’s portfolio managers, other accounts managed by the portfolio managers and the portfolio managers’ ownership of the Fund’s shares.

 17

Investment and Account Information

Pricing of Fund Shares

The Fund sells its shares at NAV. NAV is determined by dividing the value of the Fund’s securities, cash and other assets, minus all liabilities, by the number of shares outstanding (assets — liabilities/number of shares = NAV). NAV takes into account the expenses and fees of the Fund, which are accrued daily. The Fund’s share price is calculated as of the close of regular trading (generally, 4:00 p.m. Eastern Time) on each day that the NYSE is open for business.

In calculating NAV, the Fund generally values its investment portfolio at market price. When valuing portfolio securities, the Fund values securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (other than securities traded on the National Association of Securities Dealers Automated Quotations (“NASDAQ”)) at the last quoted sale price on the primary exchange or market (foreign or domestic) on which the securities are traded, or, if there is no such reported sale, at the mean between last bid and ask price on such day. The Fund values securities traded on NASDAQ at the NASDAQ Official Closing Price. If the Fund holds securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares, the NAV of the Fund’s shares may change on days when shareholders will not be able to purchase or redeem Fund shares.

When valuing fixed income securities, the Fund uses the value of the security provided by pricing services. The values provided by a pricing service may be based upon market quotations for the same security, securities expected to trade in a similar manner or a pricing matrix. For certain fixed income securities with remaining maturities of 60 days or less, the Fund may use the security’s amortized cost under certain circumstances. Amortized cost and the use of a pricing matrix in valuing fixed income securities are forms of fair value pricing.

Fair Value Pricing

If market or broker-dealer quotations are unavailable or deemed unreliable for a security or if a security’s value may have been materially affected by events occurring after the close of a securities market on which the security principally trades but before the Fund calculates its NAV, the Fund may, in accordance with procedures adopted by the Board, employ “fair value” pricing of securities. Fair value determinations are made in good faith in accordance with Board-approved procedures. Generally, the fair value of a portfolio security or other asset shall be the amount that the owner of the security or asset might reasonably expect to receive upon its sale under current market conditions. Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. This fair value may be higher or lower than any available market price or quotation for such security and, because this process necessarily depends upon judgment, this value also may vary from valuations determined by other funds using their own valuation procedures. Although the Fund’s use of fair value pricing is intended to result in calculation of an NAV that fairly reflects security values as of the time of pricing, the Fund cannot guarantee that any fair value price will, in fact, approximate the amount the Fund would actually realize upon the sale of the securities in question. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Fund would compare the new market quotation to the fair value price to evaluate the effectiveness of its fair valuation procedures. If any significant discrepancies are found, the Fund may adjust its fair valuation procedures.

For foreign securities traded on foreign exchanges, the Trust uses a third-party pricing service to provide pricing data with respect to foreign security holdings held by the Fund. The use of this third-party pricing service is designed to capture events occurring after a foreign exchange closes that may affect the value of certain holdings of Fund securities traded on those foreign exchanges.

Description of Share Classes

Class I Shares and Class Z Shares are offered in this Prospectus. The costs of managing and administering the Fund are spread among shareholders of each class of shares. These operating costs cover such things as investment management, custody, auditing, administrative and transfer agency expenses, fees and expenses of Trustees, and, to the extent applicable to a share class, shareholder servicing.

Shares of different classes are available to different eligible investors.

Class I Shares. Class I Shares are intended for investors participating in Destinations, an investment advisory program, other asset-based fee programs sponsored by Brinker Capital or through certain third-party advisory programs, which includes a sub-transfer agent fee.

Class Z Shares. Class Z Shares are intended for investors participating in Destinations, an investment advisory program, other asset-based fee programs sponsored by Brinker Capital or through certain third-party advisory programs, which do not include a sub-transfer agent fee.

 18

Investment and Account Information (continued)

How to Buy Shares

Fund shares are currently available primarily to investors participating in Destinations, an investment advisory program, other asset-based fee programs sponsored by Brinker Capital or through certain third-party advisory programs. Therefore, you may purchase Fund shares only from Brinker Capital or through one of the third-party advisory programs that uses the Fund as an investment solution. Certain platforms on which the Fund is sold may permit investment outside of an advisory program.

In connection with the third-party advisory programs, an authorized financial institution or intermediary may designate other intermediaries to accept purchase and redemption requests for Fund shares, which will be deemed to be received when accepted by the Fund’s transfer agent. These requests will be executed at the next determined NAV after the intermediary receives the request, if transmitted to the Fund in accordance with the Fund’s procedures and applicable law. The intermediary is responsible for transmitting requests and delivering funds on a timely basis.

The Fund reserves the right to reject purchase orders or to stop offering shares without notice. Shareholders will be notified of any such rejection as promptly as reasonably practicable — typically within two business days. There are no minimum initial or subsequent investment amount requirements for the Fund. The Fund does not issue share certificates.

Shares of the Fund have not been registered for sale outside of the United States. The Fund generally does not sell shares to investors residing outside of the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.

USA PATRIOT Act. The USA PATRIOT Act of 2001 requires financial institutions, including the Fund and Brinker Capital to adopt certain policies and programs to prevent money laundering activities, including procedures to verify the identity of customers opening new accounts. When setting up an account, you will be required to supply Brinker Capital with your full name, date of birth, social security number and permanent street address. Mailing addresses containing only a P.O. Box will not be accepted. Until such verification is made, Brinker Capital may temporarily limit any security purchases, including in the Fund. In addition, Brinker Capital may close an account if it is unable to verify a shareholder’s identity. As required by law, Brinker Capital may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct. Corporate, trust and other entity accounts require further documentation.

If Brinker Capital does not have a reasonable belief of the identity of an account holder, the account will be rejected or the account holder will not be allowed to perform a transaction in the account until such information is received. The Fund also reserves the right to close the account within five business days if clarifying information/documentation is not received. Accounts may only be opened by persons with a valid social security number or tax identification number and permanent U.S. street address. Any exceptions are reviewed on a case-by-case basis.

How to Convert Shares

Depending on the share class you are invested in and your authorized financial institutions or intermediary’s policies, you may covert certain classes of shares you own of the Fund for shares of different class of shares of that Fund. You must meet any applicable initial minimum investment requirement and investor eligibility requirements stated in the Prospectus or required by your authorized financial institution or intermediary. The transaction will be based on the respective NAV of each class to be exchanged on the trade date for the conversion.

A conversion between share classes of the same Fund is generally considered to be a nontaxable event. However, you should consult with your authorized financial institution or intermediary and your tax adviser for more information.

How to Sell Shares

All redemption requests accepted by the Fund’s transfer agent before 4:00 p.m. Eastern time on any business day will be executed at that day’s share price. Orders accepted after 4:00 p.m. will be executed at the next day’s price. If the NYSE closes early, the Fund may accelerate transaction deadlines accordingly. All redemption orders must be in proper form, which may require a signature guarantee (available from most banks, dealers, brokers, credit unions and federal savings and loan associations, but not from a notary public) to assure the safety of your account.

 19

Investment and Account Information (continued)

If you hold Fund shares through an account at an authorized financial institution or intermediary, you should contact your authorized financial institution or intermediary directly for information about how to sell Fund shares. Your financial institution or intermediary may charge a fee for its services.

If an investor discontinues participation in Destinations and/or are no longer an eligible shareholder for the Fund, the investor’s shares in the Fund may be subject to compulsory redemption by the Fund. The Fund has the right to suspend redemptions of shares and to postpone the transmission of redemption proceeds to a shareholder for up to seven days, as permitted by law.

The Fund (or its delegate) may, in its discretion, and upon reasonable notice, redeem in full a shareholder that fails to maintain an investment of at least $5,000 across the Funds.

The Fund may treat a portion of amounts paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in net asset value. This practice, commonly referred to as “equalization,” has no effect on redeeming shareholders or a fund’s total return, and reduces the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. Because of uncertainties surrounding some of the technical issues relating to computing the amount of equalization, it is possible that the Internal Revenue Service (“IRS”) could challenge the Fund’s equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.

ACCOUNT AND TRANSACTION POLICIES

Payment of Redemption Proceeds. Normally, the Fund will make payment on your redemption request on the business day following the day on which your request is received (regardless of the (regardless of the method of payment that is used to facilitate your redemption), but it may take up to seven days. The Fund may suspend your right to redeem your shares for (1) any period (a) during which the NYSE is closed other than customary weekend and holiday closings or (b) during which trading on the NYSE is restricted; (2) any period during which the SEC determines that an emergency exists as a result of which (a) disposal by the Fund of securities owned by it is not reasonably practicable or (b) it is not reasonably practicable for the Fund to determine the value of its net assets; or (3) such other periods as the SEC may by order permit. More information about redeeming shares and the circumstances under which redemptions may be suspended is in the SAI.

For investors in Destinations, redemption proceeds will be deposited in your Destinations account unless you instruct otherwise. The Fund will not be responsible for interest lost on redemption amounts due to lost or misdirected mail. If the proceeds of redemption are requested to be sent to an address other than the address of record, or if the address of record has been changed within 15 days of the redemption request, the request must be in writing with your signature guaranteed.

The Fund intends to pay sale (redemption) proceeds in cash. However, under highly unusual conditions that make the payment of cash unwise and for the protection of the Fund’s remaining shareholders, the Fund might pay all or part of your redemption proceeds in securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were, you would have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption. In addition, you would continue to be subject to the risks of any market fluctuation in the value of the securities you receive in kind until they are sold. A redemption in kind may include illiquid securities. Investors may not be able to sell such securities and may have to hold such securities indefinitely.

Electronic Delivery. It is the Fund’s policy to deliver documents electronically whenever possible. You may choose to receive Fund documents electronically rather than hard copy by signing up for e-delivery for your Destinations account with your financial advisor.

Unclaimed Property. Your mutual fund account may be transferred to your state of residence if no activity occurs within your account during the “inactivity period” specified in your state’s abandoned property laws.

Payments to Brinker Capital. Every Destinations account pays asset-based fees to Brinker Capital for investment advisory services which varies based on the amount of money in your Destinations account. Please refer to your Destinations account materials for more information about payments to Brinker Capital for investment advisory services related to your Destinations account. These fees and payments are not reflected in the fees and expenses described elsewhere in this Prospectus.

 20

Investment and Account Information (continued)

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

Frequent purchases and redemptions of the Fund’s shares (or “round trips”) may interfere with the efficient management of the Fund’s portfolio by its portfolio managers, increase portfolio transaction costs, and have a negative effect on the Fund’s long-term shareholders.

The Board has not adopted policies and procedures to discourage frequent trading or short-term trading into and out of the Fund. In reaching this conclusion, the Board took into account that: (i) shares of the Fund currently are expected to only be sold to clients of Brinker Capital; and (ii) clients of Brinker Capital that invest in the Fund generally will not have discretion to make multiple round trips into and out of the Fund.

DIVIDENDS AND DISTRIBUTIONS

The Fund distributes its investment income periodically. It is the policy of the Fund to distribute its investment income quarterly. The Fund will make distributions of any undistributed capital gains earned annually. The Fund may make an additional payment of dividends or other distributions if it deems it to be desirable or necessary at other times during any year.

All distributions will be paid in cash. Generally, distributions are taxable events for shareholders whether the distributions are received in cash or reinvested.

TAX CONSEQUENCES

You should always consult your tax advisor for specific guidance regarding the federal, state and local tax effects of your investment in the Fund. The following is a summary of the U.S. federal income tax consequences of investing in the Fund. This summary does not apply to shares held in an individual retirement account or other tax-qualified plans, which are generally not subject to current tax. Transactions relating to shares held in such accounts may, however, be taxable at some time in the future.

The Fund intends to elect and to qualify each year for treatment as a regulated investment company (a “RIC”) under Subchapter M of the Code. So long as the Fund meets the requirements for being a tax-qualified RIC, the Fund will pay no federal income tax on the earnings and gains, if any, it distributes to shareholders in a timely manner, provided that it satisfies a minimum distribution requirement. If the Fund fails to qualify as a RIC or fails to meet the distribution requirement, the Fund will be subject to federal income tax at the 21% corporate rate and distributed income (including any distributions of net tax-exempt income and net long-term capital gains) would also be taxable to shareholders as an ordinary dividend to the extent attributable to the Fund’s current and accumulated earnings and profits.

The Fund intends to distribute substantially all of its net investment income and net realized capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation. Distributions attributable to short-term capital gains are treated as dividends, taxable as ordinary income. Dividends, including short-term capital gain distributions, and long-term capital gain distributions received by shareholders, other than in a tax-deferred retirement account, are taxable whether received in cash or reinvested in shares. Although dividends are generally taxable as ordinary income, individual shareholders are taxed on such dividends at long-term capital gain rates, currently set at a maximum rate for individuals of 20%, to the extent the dividends are attributable to “qualified dividend income” received by the Fund. “Qualified dividend income” generally consists of dividends received from U.S. corporations (other than dividends from certain corporations exempt from tax under Section 501 or 521 of the Code and certain dividends from real estate investment trusts and RICs) and certain foreign corporations. In order for such dividends to be considered “qualified dividend income,” both the shareholders and the Fund must meet certain holding period requirements. Long-term capital gain distributions are taxable to you as long-term capital gain regardless of how long you have owned your shares. Certain of the investment strategies of the Fund may limit its ability to generate qualified dividend income.

You may want to avoid buying shares when the Fund is about to declare a capital gain distribution or a taxable dividend, because the amount of the distribution received will be taxable to you even though it may actually be a return of a portion of your investment. This is known as “buying a dividend” and should be avoided by taxable investors.

In general, selling, redeeming and exchanging shares are taxable events. You will recognize a gain or loss on such transactions equal to the difference, if any, between the amount of your net sales proceeds and your tax basis in the Fund shares. Such gain or loss will be capital gain or loss if you held your Fund shares as capital assets. Any capital gain or loss will generally be treated as long-term capital gain or loss if you held the Fund shares for more than one year at the time of the sale or exchange, and otherwise as short-term capital gain. Any capital loss arising from the sale or exchange of shares held for six months or less, however, will be treated as long-term capital loss to the extent of the amount of net long-term capital gain distributions or disallowed to the extent of the amount of exempt interest dividends received with respect to those shares.

 21

Investment and Account Information (continued)

Generally, an exchange between share classes in the same Fund is not reported as a taxable sale.

After December 31 of each year, the Fund (or its administrative agent) will mail you, or provide Brinker Capital as sponsor of Destinations, reports containing information about the income tax classification of distributions paid during the year.

Distributions declared in October, November or December to shareholders of record on a specified date in such a month, but paid in January of the following year, are taxable as if they were paid in December of the previous year. If you do not provide the Fund with your correct taxpayer identification number and any required certifications, you may be subject to backup withholding on the Fund’s distributions, dividends and redemption proceeds.

U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly), are subject to a 3.8% tax that applies to “net investment income,” including interest, dividends and capital gains received from the Fund (as well as capital gains realized on the sale or exchange of shares of the Fund). “Net investment income” does not include distributions of exempt-interest.

As noted above, investors, out of their own assets, will pay an advisory service fee. For most investors who are individuals, this fee will be treated as a “miscellaneous itemized deduction” for federal income tax purposes. “Miscellaneous itemized deductions” are not permitted for taxable years beginning before January 1, 2026.

The Fund (or its administrative agent) must report to the IRS and furnish to Fund shareholders the cost basis information for purchases of Fund shares. In addition, the Fund is also required to report whether these shares had a short-term or long-term holding period. For each sale of Fund shares the Fund will permit Fund shareholders to elect from among several IRS-accepted cost basis methods, including the average cost basis method. In the absence of an election, the Fund will use the default cost basis method which if applicable, will be provided to you by your financial adviser in a separate communication. The cost basis method elected by the Fund’s shareholder (or the cost basis method applied by default) for each sale of Fund shares may not be changed after the settlement date of each such sale of Fund shares. Fund shareholders should consult their tax advisors to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how cost basis reporting applies to them. Shareholders also should carefully review the cost basis information provided to them and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns.

The Fund may hold foreign securities and therefore may be subject to foreign withholding taxes with respect to dividends or interest the Fund receives from sources in foreign countries. If more than 50% of the total assets of the Fund consists of foreign securities, the Fund will be eligible to elect to treat some of those taxes as a distribution to shareholders, which would allow shareholders to offset some of their U.S. federal income tax. The Fund (or its administrative agent) will notify you if it makes such an election and provide you with the information necessary to reflect foreign taxes paid on your income tax return.

The above discussion is applicable to shareholders who are U.S. persons. If you are a non-U.S. person, please consult your own tax adviser with respect to the tax consequences to you of an investment in the Fund. For further information about the tax effects of holding shares in the Fund, including state and local tax matters, please see the SAI and consult your tax adviser.

 22

Financial Highlights (concluded)

As of the date of this prospectus, the Fund had not commenced operations. Therefore, there is no financial information available to report at this time.

 23

Brinker Capital Destinations Trust

Investment Adviser	Distributor	Legal Counsel
Brinker Capital Investments, LLC 1055 Westlakes Drive, Suite 250 Berwyn, PA 19312	Foreside Fund Services, LLC Three Canal Plaza, Suite 100 Portland, ME 04101	Morgan, Lewis & Bockius LLP 1701 Market Street Philadelphia, PA 19103

 24

Destinations Shelter Fund

More information about the Fund is available, without charge, through the following:

Statement of Additional Information (SAI)

The SAI dated May 7, 2021, as it may be amended from time to time, includes more detailed information about Brinker Capital Destinations Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

Annual and Semi-Annual Reports

These reports will list the Fund’s holdings and contain information from the Adviser about investment strategies and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Fund.

The Trust sends only one report to a household if more than one account has the same address. Contact your financial advisor or the transfer agent if you do not want this policy to apply to you.

To obtain a SAI, Annual or Semi-Annual Report, or for more information about the Fund:

By telephone: Call 1-877-771-7979

By mail: Write to the Fund at:

Brinker Capital Destinations Funds

P.OBox 2175 Milwaukee, WI 53201

By internet: The Fund makes available its SAI and Annual and Semi-Annual Reports, free of charge, on or through the Fund’s Website at www.destinationsfunds.com. You can also obtain the SAI, Annual or Semi-Annual Report upon request by telephone or mail.

From the SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about Brinker Capital Destinations Trust, from the EDGAR Database on the SEC’s website at http://www.sec.gov. You may request documents by mail from the SEC, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

Brinker Capital Destinations Trust’s Investment Company Act registration number is 811-23207.

DSA_PROSPECTUS

 25

STATEMENT OF ADDITIONAL INFORMATION

May 21, 2021

BRINKER CAPITAL DESTINATIONS TRUST

Destinations Shelter Fund

Class I Shares (DSHFX)
Class Z Shares (DSHZX)

This Statement of Additional Information (“SAI”) supplements the information contained in the current prospectus (“Prospectus”) of Brinker Capital Destinations Trust (the “Trust”), dated May 21, 2021, and should be read in conjunction with the Prospectus. This SAI, although not in itself a prospectus, is incorporated by reference into the Prospectus in its entirety. Shareholders may obtain copies of the Prospectus or the Fund’s annual or semi-annual report, when available, free of charge by writing or calling the Fund at P.O. Box 2175, Milwaukee, WI 53201 or 1-877-771-7979 or on the Internet at: www.destinationsfunds.com.

Capitalized terms used but not defined in this SAI have the meanings accorded to them in the Prospectus.

THE TRUST

Brinker Capital Destinations Trust (the “Trust”) was organized as a Delaware statutory trust under the laws of The State of Delaware on October 10, 2016. The Trust is a series company that currently consists of eleven funds (individually, a “Fund” and collectively, the “Funds”). Each Fund is a separate series of the Trust, an open-end registered management investment company. The Destinations Shelter Fund (the “Fund”) currently offers two classes of shares designated as Class I shares and Class Z shares.

INVESTMENT OBJECTIVES, MANAGEMENT POLICIES AND RISK FACTORS

The Fund is diversified, which means that, with respect to 75% of its total assets, the Fund will not invest more than 5% of its assets in the securities of any single issuer, nor hold more than 10% of the outstanding voting securities of any single issuer (other than, in each case, securities of other investment companies, and securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities). The Prospectus discusses the investment objective of the Fund, which is a series of the Trust, and the policies to be employed to achieve those objectives. Supplemental information is set out below concerning the types of securities and other instruments in which the Fund may invest, the investment policies and strategies that the Fund may utilize and certain risks attendant to those investments, policies and strategies. The Fund may rely upon the independent advice of its Sub-adviser (the “Sub-adviser”) to evaluate potential investments.

Asset-Backed Securities (“ABS”)

ABS are securities backed by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Other types of ABS may be created in the future. ABS are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. ABS may also be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing debt obligations.

ABS may be traded over-the-counter and typically have a short-intermediate maturity structure depending on the paydown characteristics of the underlying financial assets which are passed through to the security holder. ABS are not issued or guaranteed by the U.S. Government, its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts and, for a certain period, by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. The purchase of ABS raises risk considerations peculiar to the financing of the instruments underlying such securities.

For example, there is a risk that another party could acquire an interest in the obligations superior to that of the holders of the ABS. There also is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities.

ABS may enhance the Fund’s performance; however, investing in ABS involves certain risks beyond those found in other types of mutual fund investments. For the avoidance of doubt, the Fund may invest in excess of these credit and holding limitations.

Collateralized Debt Obligations. The Fund invests in collateralized debt obligations (“CDOs”), which include collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of ABS. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans.

For both CBOs and CLOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche that bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since they are partially protected from defaults, senior tranches from a CBO trust or CLO trust or trust of another CDO typically have higher ratings and lower yields than its underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CBO, CLO or other CDO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO, CLO or other CDO securities as a class.

The risks of an investment in a CBO, CLO or other CDO depend largely on the type of the collateral securities and the class of the instrument in which the Fund invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CBOs, CLOs or other CDOs may be characterized by the Fund as illiquid securities; however, an active dealer market may exist for CBOs, CLOs or other CDOs allowing them to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities discussed elsewhere in this SAI and the Prospectus (e.g., interest rate risk and default risk), CBOs, CLOs or other CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Fund may invest in CBOs, CLOs or other CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Bank Capital Securities

The Fund may invest in bank capital securities of both non-U.S. (foreign) and U.S. issuers. Bank capital securities may be issued by banks to help fulfill their regulatory capital requirements. Bank capital securities may be of any credit quality. Bank capital securities may include, among other investments, fixed-maturity dated subordinated notes; hybrid securities with characteristics of both debt obligations and preferred stocks; perpetual callable securities with no maturity date and a cumulative interest deferral feature, which permits the issuer bank to withhold payment of interest until a later undetermined date; and convertible debt securities that can be converted at the issuer’s option to equity securities. Investments in bank capital securities are subject to the risks of other debt investments, such as default and non-payment, as well as certain other risks, such as the risk that bank regulators may force the bank to dissolve, merge, restructure its capitalization or take other actions intended to prevent its failure or ensure its orderly resolution. Bank regulators in certain jurisdictions have broad authorities they may use to prevent the failure of banking institutions or to stabilize the banking industry, all of which may adversely affect the values of investments in bank capital securities and other bank obligations, including those of other banks.

The Fund may invest in contingent securities structured as contingent convertible securities (also known as “CoCos”), which are typically issued by non-U.S. banks and are designed to behave like bonds in times of economic health yet absorb losses when a pre-determined trigger event occurs. A contingent convertible security is a hybrid debt security either convertible into equity at a predetermined share price or written down in value based on the specific terms of the individual security if a pre-specified trigger event occurs. Unlike traditional convertible securities, the conversion of a contingent convertible security from debt to equity is “contingent” and will occur only in the case of a trigger event. Trigger events vary by instrument and are defined by the documents governing the contingent convertible security. Such trigger events may include a decline in the issuer’s capital below a specified threshold level, increase in the issuer’s risk weighted assets, the share price of the issuer falling to a particular level for a certain period of time and certain regulatory events. Contingent convertible securities are subject to the credit, interest rate, high yield security, foreign security and market risks associated with bonds and equities, and to the risks specific to convertible securities in general. Contingent convertible securities are also subject to additional risks specific to their structure including conversion risk.

Bank Loans Risk

Commercial banks and other financial institutions or institutional investors make corporate loans to companies that need capital to grow or restructure. Borrowers generally pay interest on corporate loans at rates that change in response to changes in market interest rates such as the London Interbank Offered Rate (“LIBOR”) or the prime rates of U.S. banks. As a result, the value of corporate loan investments is generally less exposed to the adverse effects of shifts in market interest rates than investments that pay a fixed rate of interest. The market for corporate loans may be subject to irregular trading activity and wide bid/ask spreads. In addition, transactions in corporate loans may settle on a delayed basis. As a result, the proceeds from the sale of corporate loans may not be readily available to make additional investments or to meet the Fund’s redemption obligations. To the extent the extended settlement process gives rise to short-term liquidity needs, the Fund may hold additional cash, sell investments or temporarily borrow from banks and other lenders. The corporate loans in which the Fund invests are usually rated below investment grade.

Bankruptcy and Insolvency Issues

Some of the companies in which the Fund invests may be involved in complex bankruptcy or insolvency proceedings in the United States or elsewhere. There are a number of significant risks inherent in the bankruptcy or insolvency process. The Fund cannot guarantee the outcome of any bankruptcy or insolvency proceeding.

Under U.S. bankruptcy or other insolvency proceedings, The Fund may risk taking a loss on its investment and having its claim released or discharged against the debtor and third parties. For example, under a plan of reorganization, the Fund could receive a cash distribution for less than its initial investment or receive securities or other financial instruments in exchange for its claims, which then could be discharged and released against the debtor or other third parties. In addition, through U.S. bankruptcy proceedings, a debtor can effectuate a sale of assets with a purchaser acquiring such assets free and clear of any claims or liens underlying the Fund’s investment, with the Fund having only potential recourse to the proceeds of the sale.

Under certain circumstances, payments or grants of security to the Fund may be reclaimed, recharacterized or avoided if any such payment or grant is later determined by the applicable court to have been a fraudulent conveyance, fraudulent transfer, preferential payment or otherwise subject to avoidance under applicable law. In addition, especially in the case of investments made prior to the commencement of bankruptcy proceedings, creditors can lose their ranking and priority if they exercise “domination and control” of a debtor and other creditors can demonstrate that they have been harmed by such actions.

Many events in a bankruptcy are often beyond the control of the creditors. While creditors may be given an opportunity to object to or otherwise participate in significant actions, there can be no assurance that a court in the exercise of its broad powers or discretion would not approve actions that would be contrary to the interests of the Fund.

The duration of a bankruptcy or insolvency proceeding is difficult to predict. A creditor’s return on investment can be adversely impacted by delays while a plan of reorganization is being negotiated, approved by the creditors and confirmed by the bankruptcy court and until the plan ultimately becomes effective. Similar delays can occur while a court considers a sale or other restructuring transaction. In addition, the administrative costs in connection with a bankruptcy or insolvency proceeding are frequently high and will be paid out of the debtor’s estate prior to any return to unsecured creditors or equity holders. If a proceeding involves protracted or difficult litigation, or turns into a liquidation, substantial assets may be devoted to administrative costs. Also, in the early stages of the bankruptcy process, it is often difficult to estimate the extent of, or even to identify, any contingent claims that might be made. Further, certain claims that have priority by law (for example, claims for taxes) may be quite substantial.

The effect of a bankruptcy filing on or by a portfolio company may adversely and permanently affect the portfolio company. The portfolio company may lose its market position, going concern value and key employees and otherwise become incapable of restoring itself as a viable entity. If the proceeding is converted to a liquidation, the liquidation value of the portfolio company may not equal the liquidation value that was believed to exist at the time of the investment.

Borrowing

The Fund may borrow to the extent permitted under its investment restrictions and such borrowing may create leverage. Leverage increases investment risk as well as investment opportunity. If the income and investment gains on securities purchased with borrowed money exceed the interest paid on the borrowing, the NAV of the Fund’s shares will rise faster than would otherwise be the case. On the other hand, if the income and investment gains fail to cover the cost, including interest, of the borrowings, or if there are losses, the NAV of the Fund’s shares will decrease faster than otherwise would be the case. The Fund may borrow money to the extent permitted under the 1940 Act. This means that, in general, the Fund may borrow money from banks for (i) any purpose on a secured basis in an amount up to 1/3 of the Fund’s total assets, or (ii) temporary administrative purposes on an unsecured basis in an amount not to exceed 5% of the Fund’s total assets.

Commercial Paper

Commercial paper consists of short-term, promissory notes issued by banks, corporations and other entities to finance short-term credit needs. These securities generally are discounted but sometimes may be interest bearing. Commercial paper, which also may be unsecured, is subject to credit risk.

Currency Transactions

Currency Exchange Rates. The Fund’s share value may change significantly when the currencies, other than the U.S. dollar, in which the Fund’s investments are quoted or denominated, strengthen or weaken against the U.S. dollar. Currency exchange rates generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries as seen from an international perspective. Currency exchange rates can also be affected unpredictably by intervention by U.S. or foreign governments or central banks or by currency controls or political developments in the U.S. or abroad.

Currency Risks. The value of the securities quoted or denominated in international currencies may be adversely affected by fluctuations in the relative currency exchange rates and by exchange control regulations. The Fund’s investment performance may be negatively affected by a devaluation of a currency in which the Fund’s investments are quoted or denominated. Further, the Fund’s investment performance may be significantly affected, either positively or negatively, by currency exchange rates because the U.S. dollar value of securities quoted or denominated in another currency will increase or decrease in response to changes in the value of such currency in relation to the U.S. dollar.

Cyber Security

As with any entity that conducts business through electronic means in the modern marketplace, the Fund, and its service providers, may be susceptible to operational and information security risks resulting from cyber-attacks. Cyber-attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized monitoring, release, misuse, loss, destruction or corruption of confidential information, unauthorized access to relevant systems, compromises to networks or devices that the Fund and its service providers use to service the Fund’s operations, operational disruption or failures in the physical infrastructure or operating systems that support the Fund and their service providers, or various other forms of cyber security breaches. Cyber-attacks affecting the Fund, Brinker Capital Investments, LLC, the Fund’s investment adviser (“Brinker Capital” or the “Adviser”) or the Sub-adviser, the Fund’s distributor, custodian, transfer agent, or any other of the Fund’s intermediaries or service providers may adversely impact the Fund and its shareholders, potentially resulting in, among other things, financial losses or the inability of Fund shareholders to transact business. For instance, cyber-attacks may interfere with the processing of shareholder transactions, impact the Fund’s ability to calculate its NAV, cause the release of private shareholder information or confidential business information, impede trading, subject the Fund to regulatory fines or financial losses and/or cause reputational damage. The Fund may also incur additional costs for cyber security risk management purposes designed to mitigate or prevent the risk of cyber-attacks. Such costs may be ongoing because threats of cyber-attacks are constantly evolving as cyber-attackers become more sophisticated and their techniques become more complex. Similar types of cyber security risks are also present for issuers of securities in which the Fund may invest, which could result in material adverse consequences for such issuers and may cause the Fund’s investment in such companies to lose value. There can be no assurance that the Fund, the Fund’s service providers, or the issuers of the securities in which the Fund invests will not suffer losses relating to cyber-attacks or other information security breaches in the future.

Debt Securities

Debt securities may be subject to credit risk, interest rate risk, prepayment and extension risk as well as call risk. Credit risk is the failure of an issuer or borrower to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a bond or creditworthiness of a borrower, which can cause the security’s price to fall, potentially lowering the Fund’s share price. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities. Prices of bonds and senior loans tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect bond and senior loans prices and, accordingly, the Fund’s share price. The longer a debt security’s effective maturity and duration, the more its price is likely to react to interest rates. Interest rate changes normally have different effects on variable or floating rate securities than they do on securities with fixed interest rates. When interest rates fall, debt securities may be repaid more quickly than expected and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt securities may be repaid more slowly than expected and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk.” If an issuer “calls” its bond before its maturity date during a time of declining interest rates, the Fund might have to reinvest the proceeds in an investment offering a lower yield. The Fund may face a heightened level of interest rate risk during periods when the Federal Reserve raises interest rates.

Senior loans are business loans made to borrowers that may be corporations, partnerships or other entities. These borrowers operate in a variety of industries and across geographic regions. Investing in senior loans involves investment risk and some borrowers default on their senior loan repayments. The risks associated with senior loans are similar to the risks of junk bonds, although senior loans typically are senior and secured, whereas junk bonds often are subordinated and unsecured. Investments in senior loans typically are below investment grade and are considered speculative because of the credit risks of their borrowers. Such borrowers are more likely to default on their payments of interest and principal owed, and such defaults could reduce the Fund’s net asset value and income distributions. An economic downturn generally leads to a higher non-payment rate, and a senior loan may lose significant value before a default occurs. No active trading market may exist for certain senior loans, which may impair the ability of the Fund to realize full value in the event of the need to sell a senior loan and which may make it difficult to value senior loans. Adverse market conditions may impair the liquidity of some actively traded senior loans. To the extent that a secondary market does exist for certain senior loans, the market may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Senior loans are subject to the risk that when sold, such sale may not settle in a timely manner, resulting in a settlement date that may be much later than the trade date. Delayed settlement interferes with the Fund’s ability to realize the proceeds of senior loan sales in a timely way. There is no assurance that the liquidation of the collateral would satisfy the claims of the borrower’s obligations in the event of the non-payment of scheduled interest or principal, or that the collateral could be readily liquidated. Senior loans may not be deemed to be securities and, in such case, may not be afforded the anti-fraud protections of the Federal securities laws in the event of fraud or misrepresentation by a borrower.

Equity Securities

The Fund may invest in all types of equity securities, including exchange-traded and over-the-counter common and preferred stocks, warrants, rights, convertible securities, depositary receipts and shares, trust certificates, limited partnership interests, shares of other investment companies, real estate investment trusts and equity participations.

Common Stock. Common stock is an interest in a company, limited liability company, or similar entity that entitles the holder to a share in the profits of the company, in the form of dividends, and the proceeds from a sale or liquidation of the company.

The interests of common shareholders are the most junior in a corporate structure. This means that in the event of the bankruptcy of the company its creditors and any holders of a preferred class of equity securities are paid before the common stockholders are entitled to receive anything. However, any assets of the company in excess of the amount owed to creditors or preferred stockholders are shared pro-rata among the common stockholders. Common stockholders normally have voting control of the company and are entitled to vote on the election of directors and certain fundamental corporate actions.

Convertible Securities. Convertible securities are preferred stocks or fixed income securities that are convertible at the option of the holder, or in some circumstances at the option of the issuing company, at a stated exchange rate or formula into the company’s common stock or other equity securities. At the time a company sells the convertible securities, the conversion price is normally higher than the market price of the common stock.

A holder of convertible securities will generally receive interest or dividends at a rate lower than comparable debt securities, but the holder has the potential for additional gain if the market value of the common stock exceeds the conversion price. When the market price of the common stock is below the conversion price, convertible securities tend to trade like fixed income securities. If the market price of the common stock is higher than the conversion price, convertible securities tend to trade like the common stock. Convertible securities rank senior to common stocks in an issuer’s capital structure and consequently may be of higher quality and entail less risk than the issuer’s common stock. The price of a convertible security will normally vary in some proportion to changes in the price of the underlying common stock because of its conversion or exercise feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying common stock. A convertible security normally also will provide income and is subject to interest rate risk. Convertible securities may be lower-rated securities and are subject to greater levels of credit risk. The Fund may be forced to convert a security before it would otherwise choose which may have an adverse effect on the Fund’s ability to achieve its investment objective.

Investing in Small and Medium Capitalization Companies. Investing in the equity securities of small and medium capitalization companies involves additional risks compared to investing in large capitalization companies. Compared to large companies, these companies may have more limited product lines and capital resources; have less established markets for their products; have earnings that are more sensitive to changes in the economy, competition and technology; and be more dependent upon key members of management. The market value of the common stock of small and medium capitalization companies may be more volatile, particularly in response to company announcements or industry events, have less active trading markets and be harder to sell at the time and prices that the Sub-adviser considers appropriate.

Non-Publicly Traded Securities. The Fund may invest in non-publicly traded securities, which may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund. In addition, companies whose securities are not publicly traded are not subject to the disclosure and other investor protection requirements that may be applicable if their securities were publicly traded.

Preferred Stocks. Preferred stocks are equity securities, but they have many characteristics of fixed income securities. Their similarities to fixed income securities generally cause preferred stocks to trade more like debt instruments than common stocks. Thus, the value of preferred stocks reflects the credit risk of the company and the dividend yield on the preferred stocks compared to prevailing interest rates. Preferred stocks are entitled to receive dividends before any dividend is paid to the holders of common stock. The dividend may be at a fixed or variable dividend payment rate, may be payable on fixed dates or at times determined by the company and may be payable in cash, additional shares of preferred stock or other securities. Many preferred stocks are redeemable at the option of the company after a certain date. Holders of preferred stock are also entitled to receive a payment upon the sale or liquidation of a company before any payment is made to the company’s common stockholders. However, preferred stock is an equity security and, therefore, is junior in priority of payment to the company’s creditors in the event of a bankruptcy, including holders of the company’s debt securities. This junior ranking to creditors makes preferred stock riskier than fixed income securities.

Warrants and Stock Purchase Rights. Warrants and stock purchase rights are securities permitting, but not obligating, their holder to purchase other securities, normally the issuer’s common stock. Stock purchase rights are frequently issued as a dividend to a company’s stockholders and represent the right to purchase a fixed number of shares at a fixed or formula price. The price may reflect a discount to the market price. Warrants are generally sold by a company or issuer together with fixed income securities and represent the right to a fixed number of shares of common stock or other securities at a fixed or formula price. The exercise price is normally higher than the market price at the time the company sells the warrant.

Warrants and stock purchase rights do not carry with them the right to receive dividends on or to vote the securities that they entitle their holders to purchase. They also do not entitle the holder to share in the assets of the company during the company’s liquidation. The rights to purchase common stock or other securities conferred by a warrant or stock purchase right may only be exercised on specific dates or for a specific period. Trading in these instruments is affected both by the relationship of the exercise price to the current market price of the common stock or other securities and also by the period remaining until the right or warrant expires. An investment in warrants and stock purchase rights may be considered more speculative than other types of equity investments. A warrant or stock purchase right expires worthless if it is not exercised on or prior to its expiration date.

Fixed Income Securities

The market value of the obligations held by the Fund can be expected to vary inversely to changes in prevailing interest rates. Investors also should recognize that, in periods of declining interest rates, the Fund’s yield will tend to be somewhat higher than prevailing market rates and, in periods of rising interest rates the Fund’s yield will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to the Fund from the continuous sale of its shares will tend to be invested in instruments producing lower yields than the balance of their portfolios, thereby reducing the Fund’s current yield. In periods of rising interest rates, the opposite can be expected to occur. In addition, securities in which the Fund may invest may not yield as high a level of current income as might be achieved by investing in securities with less liquidity, less creditworthiness or longer maturities. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets.

The Fund may invest in U.S. government securities, its agencies or government-sponsored enterprises (Note that securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury), corporate debt securities of U.S. and Non-U.S. issuers, including convertible securities and corporate commercial paper, mortgage-backed and other ABS, inflation-indexed bonds issued by both governments and corporations, structured notes, including hybrid or “indexed” securities, loan participations and assignments, delayed funding loans and revolving credit facilities, bank certificates of deposit, fixed time deposits and bankers’ acceptances, repurchase agreements on fixed income instruments and reverse repurchase agreements on fixed income instruments, debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises, and obligations of international agencies or supranational entities.

Brady Bonds. “Brady Bonds” is a term used to refer to fixed income instruments that are issued as part of a debt restructuring in which the bonds are issued in exchange for cash and certain of the country’s outstanding commercial bank loans. Investors should recognize that Brady Bonds do not have a long payment history. Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (primarily the U.S. dollar) and are actively traded in the over-the-counter secondary market for debt of Latin American issuers. In light of the history of commercial bank loan defaults by Latin American public and private entities, investments in Brady Bonds may be viewed as speculative and subject to, among other things, the risk of default.

Dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the bonds. Interest payment on these Brady Bonds generally are collateralized by cash or securities in the amount that, in the case of fixed rate bonds, is equal to at least one year of rolling interest payments or, in the case of floating rate bonds, initially is equal to at least one year’s rolling interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter.

Brady Bonds are often viewed as having three or four valuation components: the collateralized repayment of principal at final maturity; the collateralized interest payments; the uncollateralized interest payments; and any uncollateralized repayment of principal at maturity (these uncollateralized amounts constituting the “residual risk”).

Corporate Debt Securities. Corporate debt securities are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity. When interest rates rise, the value of corporate debt securities can be expected to decline. Debt securities with longer maturities tend to be more sensitive to interest rate movements than those with shorter maturities.

The Fund’s investments in U.S. dollar or foreign currency-denominated corporate debt securities of domestic or foreign issuers are limited to corporate debt securities (corporate bonds, debentures, notes and other similar corporate debt instruments, including convertible securities) which meet the minimum ratings criteria set forth for the Fund, or, if unrated, are in the Sub-adviser’s opinion comparable in quality to corporate debt securities in which the Fund may invest.

Corporate income-producing securities may include forms of preferred or preference stock. The rate of interest on a corporate debt security may be fixed, floating or variable, and may vary inversely with respect to a reference rate. The rate of return or return of principal on some debt obligations may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies. Debt securities may be acquired with warrants attached.

Securities rated Baa and BBB are the lowest which are considered “investment grade” obligations. Moody’s describes securities rated Baa as “medium-grade” obligations; they are “neither highly protected nor poorly secured ... [i]nterest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.” S&P describes securities rated BBB as “regarded as having an adequate capacity to pay interest and repay principal ... [w]hereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal... than in higher rated categories.”

Debt Securities Rating Criteria. Investment grade debt securities are those rated “BBB” or higher by the Standard & Poor’s Ratings Group (“S&P”), “Baa” or higher by Moody’s Investors Service, Inc. (“Moody’s”), the equivalent rating of other nationally recognized statistical rating organizations (“NRSROs”) or determined to be of equivalent credit quality by the Sub-adviser. Debt securities rated BBB are considered medium grade obligations. Adverse economic conditions or changing circumstances may weaken the issuer’s ability to pay interest and repay principal.

Below investment grade debt securities are those rated “BB” and below by S&P, Moody’s or the equivalent rating of other NRSROs. Below investment grade debt securities or comparable unrated securities are commonly referred to as “junk bonds” and are considered predominantly speculative and may be questionable as to capacity to make principal and interest payments. Changes in economic conditions are more likely to lead to a weakened capacity to make principal payments and interest payments. The amount of junk bond securities outstanding has proliferated as an increasing number of issuers have used junk bonds for corporate financing. An economic downturn could severely affect the ability of highly leveraged issuers to service their debt obligations or to repay their obligations upon maturity. Factors having an adverse impact on the market value of lower quality securities will have an adverse effect on the Fund’s NAV to the extent it invests in such securities. In addition, the Fund may incur additional expenses to the extent they are required to seek recovery upon a default in payment of principal or interest on their portfolio holdings.

The secondary market for junk bond securities, which is concentrated in relatively few market makers, may not be as liquid as the secondary market for more highly rated securities, a factor which may have an adverse effect on the Fund’s ability to dispose of a particular security when necessary to meet its liquidity needs. Under adverse market or economic conditions, the secondary market for junk bond securities could contract further, independent of any specific adverse changes in the condition of a particular issuer. As a result, the Fund could find it more difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were widely traded. Prices realized upon the sale of such lower rated or unrated securities, under these circumstances, may be less than the prices used in calculating the Fund’s NAV.

Since investors generally perceive that there are greater risks associated with lower quality debt securities of the type in which the Fund may invest a portion of its assets, the yields and prices of such securities may tend to fluctuate more than those for higher rated securities. In the lower quality segments of the debt securities market, changes in perceptions of issuers’ creditworthiness tend to occur more frequently and in a more pronounced manner than do changes in higher quality segments of the debt securities market, resulting in greater yield and price volatility.

Lower rated and comparable unrated debt securities tend to offer higher yields than higher rated securities with the same maturities because the historical financial condition of the issuers of such securities may not have been as strong as that of other issuers. However, lower rated securities generally involve greater risks of loss of income and principal than higher rated securities. The Sub-adviser will attempt to reduce these risks through portfolio diversification and by analysis of each issuer and its ability to make timely payments of income and principal, as well as broad economic trends and corporate developments.

The definitions of the ratings of debt obligations may be found in Appendix A following this SAI.

High Yield Securities. The Fund may invest in medium or lower rated securities and unrated securities of comparable quality, sometimes referred to as “junk bonds.” Generally, such securities offer a higher current yield than is offered by higher rated securities, but also (i) will likely have some quality and protective characteristics that, in the judgment of the rating organizations, are outweighed by large uncertainties or major risk exposures to adverse conditions and (ii) are predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligations.

The market values of certain of these securities also tend to be more sensitive to individual corporate developments and changes in economic conditions than higher quality bonds. In addition, medium and lower rated securities and comparable unrated securities generally present a higher degree of credit risk. The risk of loss because of default by these issuers is significantly greater because medium and lower rated securities generally are unsecured and frequently subordinated to the prior payment of senior indebtedness. In light of these risks, the Board has instructed the Sub-adviser, in evaluating the creditworthiness of an issue, whether rated or unrated, to take various factors into consideration, which may include, as applicable, the issuer’s financial resources, its sensitivity to economic conditions and trends, the operating history of and the community support for the facility financed by the issue, and the ability of the issuer’s management and regulatory matters.

In addition, the market value of securities in lower rated categories is more volatile than that of higher quality securities, and the markets in which medium and lower rated securities are traded are more limited than those in which higher rated securities are traded. The existence of limited markets may make it more difficult for the Fund to obtain accurate market quotations for purposes of valuing its securities and calculating its NAV. Moreover, the lack of a liquid trading market may restrict the availability of securities for the Fund to purchase and may also have the effect of limiting the ability of the Fund to sell securities at its fair value either to meet redemption requests or to respond to changes in the economy or the financial markets.

Lower rated debt obligations also present risks based on payment expectations. If an issuer calls the obligation for redemption, the Fund may have to replace the security with a lower yielding security, resulting in a decreased return for investors. Also, the principal value of bonds moves inversely with movements in interest rates; in the event of rising interest rates, the value of the securities held by the Fund may decline more than a portfolio consisting of higher rated securities. If the Fund experiences unexpected net redemptions, it may be forced to sell its higher rated bonds, resulting in a decline in the overall credit quality of the securities held by the Fund and increasing the exposure of the Fund to the risks of lower rated securities. Investments in zero coupon bonds may be more speculative and subject to greater fluctuations in value because of changes in interest rates than bonds that pay interest currently.

Subsequent to its purchase by the Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require sale of these securities by the Fund, but the Sub-adviser will consider the event in determining whether the Fund should continue to hold the security.

Loan Participations. The Fund may invest in fixed and floating rate loans (“Loans”) arranged through private negotiations between a borrowing corporation, government or other entity (“Borrower”) and one or more financial institutions (“Lenders”) in the form of participations in Loans (“Participations”). Participations typically will result in the Fund having a contractual relationship only with the Lender, not with the Borrower. The Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the Borrower. In connection with purchasing Participations, the Fund generally will have no right to enforce compliance by the Borrower with the terms of the loan agreement relating to the Loan, nor any rights of set off against the Borrower, and the Fund may not directly benefit from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Fund will assume the credit risk of both the Borrower and the Lender that is selling the Participation. In the event of the insolvency of the Lender selling a Participation, the Fund may be treated as a general creditor of the Lender and may not benefit from any set off between the Lender and the Borrower. The Fund will acquire Participations only if the Lender interpositioned between the Fund and the Borrower is determined by the Sub-adviser to be creditworthy.

There are risks involved in investing in Participations. The Fund may have difficulty disposing of them because there is no liquid market for such securities. The lack of a liquid secondary market will have an adverse impact on the value of such securities and on the Fund’s ability to dispose of particular Participations when necessary to meet the Fund’s liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the Borrower. The lack of a liquid market for Participations also may make it more difficult for the Fund to assign a value to these securities for purposes of valuing its portfolio and calculating its NAV.

Ratings as Investment Criteria. In general, the ratings of an NRSRO such as Moody’s and S&P represent the opinions of those agencies as to the quality of debt obligations that they rate. It should be emphasized, however, that these ratings are relative and subjective, are not absolute standards of quality and do not evaluate the market risk of securities. These ratings will be used by the Fund as initial criteria for the selection of portfolio securities, but the Fund also will rely upon the independent advice of its Sub-adviser to evaluate potential investments. Among the factors that will be considered are the long term ability of the issuer to pay principal and interest and general economic trends.

Subsequent to its purchase by the Fund, an issue of debt obligations may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require the sale of the debt obligation by the Fund, but the Fund’s Sub-adviser will consider the event in its determination of whether the Fund should continue to hold the obligation. In addition, to the extent that the ratings change as a result of changes in rating organizations or their rating systems or owing to a corporate restructuring of an NRSRO, the Fund will attempt to use comparable ratings as standards for its investments in accordance with its investment objectives and policies.

Trust Preferred Securities. The Fund may invest in “trust preferred securities,” or “capital notes.” Trust preferred securities or capital notes are convertible preferred shares issued by a trust where proceeds from the sale are used to purchase convertible subordinated debt from the issuer. The convertible subordinated debt is the sole asset of the trust. The coupon from the issuer to the trust exactly mirrors the preferred dividend paid by the trust. Upon conversion by the investors, the trust in turn converts the convertible debentures and passes through the shares to the investors.

Variable and Floating Rate Securities. The Fund may invest in variable and floating rate securities. Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. The terms of such obligations provide that interest rates are adjusted periodically based upon an interest rate adjustment index as provided in the respective obligations. The adjustment intervals may be regular, and range from daily up to annually, or may be event based, such as based on a change in the prime rate.

The Fund may invest in floating rate debt instruments (“floaters”) and engage in credit spread trades. The interest rate on a floater is a variable rate which is tied to another interest rate, such as a money-market index or Treasury bill rate. The interest rate on a floater resets periodically, typically every six months. While, because of the interest rate reset feature, floaters provide the Fund with a certain degree of protection against rises in interest rates, the Fund will participate in any declines in interest rates as well. A credit spread trade is an investment position relating to a difference in the prices or interest rates of two securities or currencies, where the value of the investment position is determined by movements in the difference between the prices or interest rates, as the case may be, of the respective securities or currencies.

The Fund may also invest in inverse floating rate debt instruments (“inverse floaters”). The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floating rate security may exhibit greater price volatility than a fixed rate obligation of similar credit quality.

Variable rate demand notes (“VRDNs”) are obligations issued by corporate or governmental entities which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period not to exceed seven days. The interest rates are adjustable at intervals ranging from daily to up to every six months to some prevailing market rate for similar investments, such adjustment formula being calculated to maintain the market value of the VRDN at approximately the par value of the VRDN upon the adjustment date. The adjustments are typically based upon the prime rate of a bank or some other appropriate interest rate adjustment index.

Master demand notes are notes which provide for a periodic adjustment in the interest rate paid (usually tied to the Treasury bill auction rate) and permit daily changes in the principal amount borrowed. While there may be no active secondary market with respect to a particular VRDN purchased by the Fund, the Fund may, upon the notice specified in the note, demand payment of the principal of and accrued interest on the note at any time and may resell the note at any time to a third-party.

The absence of such an active secondary market, however, could make it difficult for the Fund to dispose of the VRDN involved in the event the issuer of the note defaulted on its payment obligations, and the Fund could, for this or other reasons, suffer a loss to the extent of the default.

Foreign Issuers

ADRs, EDRs and GDRs. The Fund may purchase American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”) or other securities representing underlying shares of foreign companies. ADRs are publicly traded on exchanges or over-the-counter in the U.S. and are issued through “sponsored” or “unsponsored” arrangements. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depository’s transaction fees, whereas under an unsponsored arrangement, the foreign issuer assumes no obligation and the depository’s transaction fees are paid by the ADR holders. In addition, less information is available in the U.S. about an unsponsored ADR than about a sponsored ADR, and the financial information about a company may not be as reliable for an unsponsored ADR as it is for a sponsored ADR. The Fund may invest in ADRs through both sponsored and unsponsored arrangements.

Custody Services and Related Investment Costs. Custody services and other costs relating to investment in international securities markets generally are more expensive than in the U.S. Such markets have settlement and clearance procedures that differ from those in the U.S. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. The inability of the Fund to make intended securities purchases because of settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result either in losses to the Fund because of a subsequent decline in value of the portfolio security or could result in possible liability to the Fund. In addition, security settlement and clearance procedures in some emerging countries may not fully protect the Fund against loss or theft of its assets.

Economic, Political and Social Factors. Certain non-U.S. countries, including emerging markets, may be subject to a greater degree of economic, political and social instability than is the case in the U.S. and Western European countries. Such instability may result from, among other things: (i) authoritarian governments or military involvement in political and economic decision making; (ii) popular unrest associated with demands for improved economic, political and social conditions; (iii) internal insurgencies; (iv) hostile relations with neighboring countries; and (v) ethnic, religious and racial disaffection and conflict. Such economic, political and social instability could significantly disrupt the financial markets in such countries and the ability of the issuers in such countries to repay their obligations. Investing in emerging countries also involves the risk of expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investments and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation in any emerging country, the Fund could lose its entire investment in that country.

Certain emerging market countries restrict or control foreign investment in their securities markets to varying degrees. These restrictions may limit the Fund’s investment in those markets and may increase the expenses of the Fund. In addition, the repatriation of both investment income and capital from certain markets in the region is subject to restrictions such as the need for certain governmental consents. Even where there is no outright restriction on repatriation of capital, the mechanics of repatriation may affect certain aspects of the Fund’s operation.

Economies in individual non-U.S. countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, currency valuation, capital reinvestment, resource self-sufficiency and balance of payments positions. Many non-U.S. countries have experienced substantial, and in some cases extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, very negative effects on the economies and securities markets of certain emerging countries.

Economies in emerging countries generally are dependent heavily upon international trade and, accordingly, have been and may continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been, and may continue to be, affected adversely by economic conditions in the countries with which they trade.

Eurodollar Instruments and Yankee Bonds. The Fund may invest in Eurodollar certificates of deposit (“ECDs”), Eurodollar bonds and Yankee bonds. Eurodollar instruments are bonds of corporate and government issuers that pay interest and principal in U.S. dollars but are issued in markets outside the U.S., primarily in Europe. Yankee bonds are bonds of foreign governments and their agencies and foreign banks and corporations that pay interest in U.S. dollars and are typically issued in the U.S. ECDs are U.S. dollar-denominated certificates of deposit issued by foreign branches of domestic banks.

Foreign Securities. The Fund may invest in the securities of non-U.S. issuers. Funds that invest in securities denominated in foreign currencies may engage in foreign currency transactions on a spot (cash) basis, and enter into forward foreign currency exchange contracts and invest in foreign currency futures contracts and options on foreign currencies and futures. A forward foreign currency exchange contract, which involves an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract, reduces the Fund’s exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will receive for the duration of the contract. The effect on the value of the Fund is similar to selling securities denominated in one currency and purchasing securities denominated in another currency. A contract to sell foreign currency would limit any potential gain which might be realized if the value of the hedged currency increases. The Fund may enter into these contracts to hedge against foreign exchange risk, to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another. Suitable hedging transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in such transactions at any given time or from time to time. Also, such transactions may not be successful and may eliminate any chance for the Fund to benefit from favorable fluctuations in relevant foreign currencies. The Fund may use one currency (or a basket of currencies) to hedge against adverse changes in the value of another currency (or a basket of currencies) when exchange rates between the two currencies are positively correlated. The Fund will segregate assets determined to be liquid by the Sub-adviser to cover its obligations under forward foreign currency exchange contracts entered into for non-hedging purposes.

Frontier Markets. “Frontier market countries” are a subset of emerging market countries with even smaller national economies, so these risks may be magnified further. Frontier market countries may also be more affected by government activities than more developed countries. For example, the governments of frontier market countries may exercise substantial influence within the private sector or subject investments to government approval, and governments of other countries may impose or negotiate trade barriers, exchange controls, adjustments to relative currency values and other measures that adversely affect a frontier market country. Governments of other countries may also impose sanctions or embargoes on frontier market countries.

Foreign Securities Markets and Regulations. There may be less publicly available information about non-U.S. markets and issuers than is available with respect to U.S. securities and issuers. Non-U.S. companies generally are not subject to accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies. The trading markets for most non-U.S. securities are generally less liquid and subject to greater price volatility than the markets for comparable securities in the U.S. The markets for securities in certain emerging markets are in the earliest stages of their development. Even the markets for relatively widely traded securities in certain non-U.S. markets, including emerging countries, may not be able to absorb, without price disruptions, a significant increase in trading volume or trades of a size customarily undertaken by institutional investors in the U.S. Additionally, market making and arbitrage activities are generally less extensive in such markets, which may contribute to increased volatility and reduced liquidity.

The less liquid a market, the more difficult it may be for the Fund to accurately price its portfolio securities or to dispose of such securities at the times determined by the Sub-adviser to be appropriate. The risks associated with reduced liquidity may be particularly acute in situations in which the Fund’s operations require cash, such as in order to meet redemptions and to pay its expenses.

Risks of Non-U.S. Investments. To the extent the Fund invests in the securities of non-U.S. issuers, those investments involve considerations and risks not typically associated with investing in the securities of issuers in the U.S. These risks are heightened with respect to investments in countries with emerging markets and economies. The risks of investing in securities of non-U.S. issuers or issuers with significant exposure to non-U.S. markets may be related, among other things, to: (i) differences in size, liquidity and volatility of, and the degree and manner of regulation of, the securities markets of certain non-U.S. markets compared to the securities markets in the U.S.; (ii) economic, political and social factors; and (iii) foreign exchange matters, such as restrictions on the repatriation of capital, fluctuations in exchange rates between the U.S. dollar and the currencies in which the Fund’s portfolio securities are quoted or denominated, exchange control regulations and costs associated with currency exchange. The political and economic structures in certain non-U.S. countries, particularly emerging markets, are expected to undergo significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of more developed countries.

Unanticipated political or social developments may affect the values of the Fund’s investments in such countries. The economies and securities and currency markets of many emerging markets have experienced significant disruption and declines. There can be no assurances that these economic and market disruptions will not continue.

Investments in the United Kingdom. In June 2016, the United Kingdom (“UK”) voted in a referendum to leave the European Union (“EU”). Although the Fund is established in the United States, the withdrawal of the UK from the EU, or “Brexit,” may cause the Fund to face a number of associated risks that could adversely affect returns to investors, including, but not limited to, risks associated with an uncertain regulatory landscape, currency fluctuation risks, and risks associated with general market disruption.

The UK formally notified the European Council of its intention to withdraw from the EU by invoking article 50 of the Lisbon Treaty in March 2017. On January 31, 2020, the UK officially withdrew from the EU and has entered into a transition phase until December 31, 2020, which may be extended further. During the transition phase, the UK will effectively remain in the EU from an economic perspective but will no longer have any political representation on the EU parliament. The UK and EU will seek to negotiate and finalize a new trade deal. Accordingly, the uncertainty of negotiating a new trade deal may continue to cause a significant degree of volatility and disruption in the markets in which companies invested in by the Fund operate which may adversely impact the financial performance of the Fund and the value of its investments and potentially lower economic growth in markets in the UK, Europe and globally. Such uncertainty may also result in reduction in investment opportunities to deploy capital, and may slow capital-raising of the Fund and its underlying investment funds. Brexit may also cause additional member states to contemplate departing from the EU, which would likely perpetuate political and economic instability in the region and cause additional market disruption in global financial markets.

In particular, the UK leaving the EU has led to a decline in the value of sterling against other currencies, including the euro and the U.S. dollar, which decline could continue for an indeterminate length of time. Accordingly, the sterling cost of potential investments denominated in euros, the U.S. dollar and other non-sterling currencies has increased and may continue to increase, making such investments more expensive. In addition, underlying investment funds in which the Fund holds an interest could be similarly and adversely impacted.

Supranational Entities. In order to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “IRC”), the Fund must satisfy, among other requirements, the diversification requirements of the IRC described in the “Taxes” section below, pursuant to which the Fund is limited to investing up to 25% of its total assets in the securities of any one issuer, which includes the debt securities issued by supranational organizations such as the International Bank for Reconstruction and Development (“World Bank”), which was chartered to finance development projects in developing member countries; and the Asian Development Bank, which is an international development bank established to lend funds, promote investment and provide technical assistance to member nations in the Asian and Pacific regions. As supranational entities do not possess taxing authority, they are dependent upon their members’ continued support in order to meet interest and principal payments.

Withholding and Other Taxes. The Fund may be subject to taxes, including withholding taxes, imposed by certain non-U.S. countries on income (possibly including, in some cases, capital gains) earned with respect to the Fund’s investments in such countries. These taxes will reduce the return achieved by the Fund. Treaties between the U.S. and such countries may reduce the otherwise applicable tax rates.

Derivatives

Overview

The Fund may enter into a variety of derivatives as means to hedge its exposure to a number of risks associated with its investment strategies or otherwise implement its investment strategies. The derivatives markets consist of, among other things, (a) futures contracts and options on such futures (both of which trade exclusively on regulated futures exchanges), (b) swaps and other derivatives traded on regulated swap execution and trading facilities and privately-negotiated bilateral derivatives contracts and (c) certain securities or securities with embedded derivatives, such as options or hybrid securities (some of which may be traded on regulated securities exchanges). Transactions other than exchange-traded futures and exchange-traded options or securities are sometimes referred to as “OTC” derivatives. Derivatives contracts are available with respect to a variety of asset classes including, for example, foreign exchange, interest rates, credit, equity and commodities.

Most OTC derivatives entered into by the Fund would calculate the obligations of the parties to the agreement on a “net basis.” Consequently, the Fund’s current obligations (or rights) under an OTC derivative will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (“net amount”). The Fund’s current obligations under an OTC derivative will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a counterparty will be covered by the segregation of assets determined to be liquid by the Sub-adviser in accordance with procedures established by the Board, to avoid any potential leveraging of the Fund’s portfolio. Obligations under OTC derivatives so covered will not be construed to be “senior securities” for purposes of the Fund’s investment restriction concerning senior securities. The Fund will not enter into an OTC derivative with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of the Fund’s total assets. For purposes of applying the Fund’s investment policies and restrictions, OTC derivatives are generally valued by the Fund at market value.

Whether the Fund’s use of derivatives will be successful in furthering its investment objective will depend on the Sub-adviser’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Because derivatives are often bilateral contracts and because they may have terms of greater than seven days, they may be considered to be illiquid. Moreover, in the context of a bilateral OTC derivative, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap counterparty. Therefore, the Fund will enter into bilateral OTC derivatives only with counterparties that meet certain standards of creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Fund’s repurchase agreement guidelines). Certain restrictions imposed on the Fund by the IRC may also limit the Fund’s ability to use swaps.

Regulation of OTC Derivatives

In an attempt to reduce systemic and counterparty risks associated with OTC derivatives transactions, the Dodd-Frank Act and other non-U.S. regulatory schemes which are currently being implemented impose significant new regulations on the OTC derivatives markets and, among other things, will require that a substantial portion of standardized OTC derivatives must be submitted for clearing to regulated clearinghouses and executed on regulated trading facilities. Such OTC derivatives submitted for clearing will be subject to minimum initial and variation margin requirements set by the relevant clearinghouse. In addition, the regulators have broad discretion to impose margin requirements on certain OTC derivatives that are not centrally cleared, and regulations imposing such requirements have been proposed. The requirements for clearing and margin are likely to cause an increase in the costs of transacting in OTC derivatives.

On November 16, 2012, the Department of the Treasury (“Treasury”) issued a determination (“Determination”) that both foreign exchange swaps and foreign exchange forwards should not be regulated under the CEA and therefore should be exempted from the definition of “swap” under the CEA. Accordingly, foreign exchange swaps and foreign exchange forwards are exempt from the trade execution, mandatory clearing and margin requirements under the Dodd-Frank Act. However, many commonly used foreign exchange derivatives, including foreign currency options, foreign exchange swaps and non-deliverable forward foreign exchange contracts (“NDFs”) are not exempt from the definition of “swap” and therefore are subject to these regulations. While there is currently no requirement that NDFs be centrally cleared, it is expected that such clearing will be mandated by the CFTC in the future. In addition, under the proposed margin rules for uncleared swaps issued by the CFTC and five prudential regulators and the international framework for margin requirements on uncleared swaps finalized by the Basel Committee of Banking Supervision and the International Organization of Securities Commission in September 2013, it is expected that margin requirements may be mandated for NDFs, which could increase the cost of using NDFs which could in turn increase the cost of hedging foreign exchange risks.

Although certain limited exemptions from the clearing and margin requirements may be available to the Fund, the OTC derivative dealers with which the Fund may execute the majority of its OTC derivatives may not be able to rely on such exemptions with respect to their hedging activities, and the increased costs that may be borne by the dealers may be passed through to their counterparties, such as the Fund, in the form of higher fees and less favorable dealer marks. As a result of these factors, it may become more difficult and costly for investment funds, including the Fund, to enter into highly tailored or customized transactions. They may also render certain strategies in which the Fund might otherwise engage impossible or so costly that they will no longer be economical to implement.

Absent an exemption, certain OTC derivatives market participants subject to U.S. regulations may be required to register in specified capacities with the Commodity Futures Trading Commission or the Securities Exchange Commission (e.g., as a swap dealer, securities-based swap dealer, major swap participant, major securities-based swap participant, futures commission merchant, commodity pool operator, commodity trading advisor, etc.). It is possible that, in the future, the Fund and/or the Manager may be required to register with a regulator in one or more of these capacities and will become subject to applicable regulatory requirements. Such dealers and major participants with whom the Fund may trade will be subject to minimum capital and margin requirements, and these requirements may apply irrespective of whether the OTC derivatives in question are exchange-traded or cleared. Swap dealers are subject to certain external and internal business conduct standards, disclosure requirements, reporting and recordkeeping requirements, transparency requirements, position limits, limitations on conflicts of interest, and other regulatory requirements. These requirements may increase the overall costs for OTC derivative dealers, which may be passed along, at least partially, to market participants such as the Fund in the form of higher fees or less advantageous dealer marks.

Although the Dodd-Frank Act will require many OTC derivative transactions previously entered into on a principal-to-principal basis to be submitted for clearing by a regulated clearing house, certain of the derivatives that may be traded by the Fund may remain principal-to-principal or OTC contracts between the Fund and third parties entered into privately. The risk of counterparty non-performance can be significant in the case of these OTC instruments, and “bid-ask” spreads may be unusually wide in these unregulated markets. To the extent not mitigated by implementation of the Dodd-Frank Act, if at all, the risks posed by such instruments and techniques, which can be complex, may include: (1) credit risks (the exposure to the possibility of loss resulting from a counterparty’s failure to meet its financial obligations); (2) market risk (adverse movements in the price of a financial asset or commodity); (3) legal risks (the characterization of a transaction or a party’s legal capacity to enter into it could render the financial contract unenforceable, and the insolvency or bankruptcy of a counterparty could pre-empt otherwise enforceable contract rights); (4) operational risk (inadequate controls, deficient procedures, human error, system failure or fraud); (5) documentation risk (exposure to losses resulting from inadequate documentation); (6) liquidity risk (exposure to losses created by inability to prematurely terminate the derivative); (7) systemic risk (the risk that financial difficulties in one institution or a major market disruption will cause uncontrollable financial harm to the financial system); (8) concentration risk (exposure to losses from the concentration of closely related risks such as exposure to a particular industry or exposure linked to a particular entity); and (9) settlement risk (the risk faced when one party to a transaction has performed its obligations under a contract but has not yet received value from its counterparty).

The full impact of the Dodd-Frank Act and global regulation of OTC Derivatives on the Fund remains uncertain, and it is unclear how the OTC derivatives markets will ultimately adapt to this new regulatory regime.

Credit Default Swaps

Credit default swaps are a mechanism to either purchase or sell default protection. As a purchaser of a credit default swap, the Fund pays a premium to enter into an arrangement that protects a portfolio security in the event of a default with respect to the issuer of that security. As a seller of a credit default swap, the Fund collects a premium for selling protection. Consequently, credit default swaps may be used to obtain credit default protection or enhance portfolio income. The Fund may enter into these transactions to preserve a return or spread on a particular investment or portion of its assets, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. The Fund may also use these transactions for speculative purposes, such as to obtain the price performance of a security without actually purchasing the security in circumstances where, for example, the subject security is illiquid, is unavailable for direct investment or available only on less attractive terms. Although certain index credit default swaps are currently subject to mandatory clearing, single name and certain other index credit default swaps are still transacted in the bilateral OTC derivatives market. As discussed above, swaps have risks associated with them, including the possible default by the counterparty to the transaction, illiquidity and, where swaps are used as hedges, the risk that the use of a swap could result in losses greater than if the swap had not been employed.

For purposes of applying the Fund’s investment policies and restrictions, swap agreements are generally valued by the Fund at market value. In the case of a credit default swap, however, in applying certain of the Fund’s investment policies and restrictions the Fund will value the swap at its notional amount or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of the Fund’s other investment policies and restrictions. For example, the Fund may value credit default swaps at full exposure value for purposes of the Fund’s credit quality guidelines because such value reflects the Fund’s actual economic exposure during the term of the credit default swap agreement. In this context, both the notional amount and the market value may be positive or negative depending on whether the Fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by the Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Foreign Exchange Contracts

The Fund may invest in securities quoted or denominated in foreign currencies and may hold currencies to meet settlement requirements for foreign securities. To protect against uncertainty in the level of future exchange rates between a particular foreign currency and the U.S. dollar or between foreign currencies, the Fund may engage in different types of foreign exchange transactions (collectively, “Foreign Exchange Contracts”) including, for example, forward foreign exchange contracts, non-deliverable forward exchange transactions, foreign exchange swaps, foreign exchange options, foreign exchange futures transactions and options on foreign exchange futures transactions. Each of these transaction types is described below. The amount the Fund may invest in Foreign Exchange Contracts is limited to the amount of the Fund’s aggregate investments in foreign currencies.

Generally, forward foreign exchange contracts are privately-negotiated bilateral agreements solely involving the exchange of 2 different currencies on a specific future date at a fixed exchange rate agreed upon at the inception of the transaction. They are distinguishable from so-called non-deliverable forward foreign exchange contracts which are discussed further below. Typically, forward foreign exchange contracts (i) are traded in an interbank market conducted directly between currency traders (typically commercial banks or other financial institutions) and their customers, (ii) generally have no deposit requirements and (iii) are consummated without payment of any commissions. The Fund, however, may enter into forward foreign exchange contracts requiring deposits and/or commissions. In fact, the Board of Governors of the Federal Reserve System has implemented supervisory guidance to the effect that federally regulated banks must collect variation margin payments from certain types of financial institutions which may include the Fund in connection with forward foreign exchange contracts. There currently is no central clearing system for such forward foreign exchange contracts entered into on this market and, accordingly, if the Fund wishes to ‘close out’ any such contracts entered into on this market before the specified date, it will be reliant upon the agreement of the relevant counterparty.

At or before the maturity of a forward foreign exchange contract, the Fund may either sell a portfolio security denominated in the same currency as its obligations under the forward foreign exchange contract and use the proceeds of such sale to make delivery under the forward foreign exchange contract or retain the security and offset its obligation to deliver the currency under the forward foreign exchange contract by purchasing a second contract pursuant to which the Fund will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. If the Fund retains the portfolio security and engages in an offsetting transaction, the Fund, at the time of execution of the offsetting transaction, will incur a gain or a loss to the extent movement has occurred in forward currency contract prices during the period between the Fund’s entering into the original forward foreign exchange contract and entering into the offsetting contract. Should forward prices decline during this period, the Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

There are a number of risks associated with entering into forward foreign exchange contracts. These may include settlement risk, which is the risk of loss when one party to the forward foreign exchange contract delivers the currency it sold but does not receive the corresponding amount of the currency it bought. Although many forward foreign exchange transactions mitigate this risk through the use of a payment-versus-payment (“PVP”) settlement arrangement (such as settling trades through CLS Bank International or an escrow arrangement), there is no assurance that all forward foreign exchange transactions entered into by the Fund will be subject to such a PVP arrangement and, therefore, they may be subject to settlement risk. In addition, the market for forward foreign exchange contracts may be limited with respect to certain currencies such that, upon a contract’s maturity, the Fund may be unable to negotiate with the dealer to enter into an offsetting transaction. Moreover, there can be no assurance that an active forward foreign exchange contract market will always exist. Another risk associated with forward foreign exchange contracts is that the correlation between movements in the prices of those contracts and movements in the price of the underlying currency hedged or used for cover may not be perfect. These factors may restrict the Fund’s ability to successfully hedge against the risk of devaluation of currencies in which the Fund holds a substantial quantity of securities and are unrelated to the qualitative rating that may be assigned to any particular security. In addition, although forward foreign exchange contracts may mitigate the risk of loss resulting from a decline in the value of a hedged currency, they may also limit the potential gain that might result should from an increase in the value of the hedged currency. If a currency devaluation is generally anticipated, the Fund may not be able to contract to sell currency at a price above the devaluation level it anticipates.

The successful use of forward foreign exchange contracts as a hedging technique draws upon special skills and experience with respect to these instruments and usually depends on the ability of the Fund’s Sub-adviser to forecast interest rate and currency exchange rate movements correctly. Should interest or exchange rates move in an unexpected manner, the Fund may not achieve the anticipated benefits of forward foreign exchange contracts or may realize losses and thus be in a worse position than if those strategies had not been used. Many forward foreign exchange contracts are subject to no daily price fluctuation limits so adverse market movements could continue with respect to those contracts to an unlimited extent over a period of time.

To assure that the Fund’s forward foreign exchange contracts are not used to achieve investment leverage, the Fund will segregate cash or high grade securities with its custodian in an amount at all times equal to or exceeding the Fund’s commitment with respect to these contracts.

A non-deliverable forward foreign exchange contract or “NDF” generally is similar to a forward foreign exchange contract, except that at maturity the NDF does not require physical delivery of currencies; rather, an NDF typically is settled in U.S. dollars or another reserve currency. One of the currencies involved in the transaction, usually an emerging market currency, may be subject to capital controls or similar restrictions, and is therefore said to be “nondeliverable.” Thus, under an NDF, the transaction terms provide for the payment of a net cash settlement amount on the settlement date in lieu of delivery of the notional amounts of the bought currency and the sold currency. The cash settlement amount is determined by converting the notional amount of one of the currencies (the “reference currency”) into the other currency (the “settlement currency”) at a spot foreign exchange rate that is observed on a pre-agreed pricing source or determined using another pre-agreed method (such source or method, the “settlement rate option”) on a date (a “valuation date”) prior to the settlement date, and netting the currency amounts so that a single net payment in the settlement currency is made on the settlement date by the party owing the excess. In some NDFs, each of the bought currency and the sold currency is converted into a third currency that serves as the settlement currency. In either case, under an NDF no payment or account transfer takes place in the reference currency.

Futures and Options on Futures

The Fund may enter into futures contracts and purchase and write (sell) options on futures contracts, including but not limited to interest rate, securities index and foreign currency futures contracts and put and call options on these futures contracts. These contracts will be entered into only upon the concurrence of the Sub-adviser that such contracts are necessary or appropriate in the management of the Fund’s assets. These contracts will be entered into on exchanges designated by the CFTC or, consistent with CFTC regulations, on foreign exchanges. These transactions may be entered into for bona fide hedging and other permissible risk management purposes including protecting against anticipated changes in the value of securities the Fund intends to purchase.

The Fund may buy and sell index futures contracts with respect to any index traded on a recognized exchange or board of trade. An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price, and the actual level of the stock index at the expiration of the contract. Generally, contracts are closed out prior to the expiration date of the contract.

All futures and options on futures positions will be covered by owning the underlying security or segregation of assets. With respect to long positions in a futures contract or option (e.g., futures contracts to purchase the underlying instrument and call options purchased or put options written on these futures contracts or instruments), the underlying value of the futures contract at all times will be covered by liquid assets segregated on the Fund’s assets.

The Fund may lose the expected benefit of these futures or options transactions and may incur losses if the prices of the underlying securities or commodities move in an unanticipated manner. In addition, changes in the value of the Fund’s futures and options positions may not prove to be perfectly or even highly correlated with changes in the value of its portfolio securities. Successful use of futures and related options is subject to the Sub-adviser’s ability to predict correctly movements in the direction of the securities markets generally, which ability may require different skills and techniques than predicting changes in the prices of individual securities. Moreover, futures and options contracts may only be closed out by entering into offsetting transactions on the exchange where the position was entered into (or a linked exchange), and as a result of daily price fluctuation limits there can be no assurance that an offsetting transaction could be entered into at an advantageous price at any particular time. Consequently, the Fund may realize a loss on a futures contract or option that is not offset by an increase in the value of its portfolio securities that are being hedged or the Fund may not be able to close a futures or options position without incurring a loss in the event of adverse price movements.

The Fund will incur brokerage costs whether or not its hedging is successful and will be required to post and maintain “margin” as a good-faith deposit against performance of its obligations under futures contracts and under options written by the Fund. Futures and options positions are marked to the market daily and the Fund may be required to make subsequent “variation” margin payments depending upon whether its positions increase or decrease in value. In this context margin payments involve no borrowing on the part of the Fund.

After an option is purchased, it may suffer a total loss of premium (plus transaction costs) if that option expires without being exercised. An option’s time value (i.e., the component of the option’s value at any time that exceeds the in-the-money amount as of such time) tends to diminish over time. Even though an option may be in-the-money to the purchaser at various times prior to its expiration date, the purchaser’s ability to realize the value of an option depends on when and how the option may be exercised. For example, the terms of a transaction may provide for the option to be exercised automatically if it is in-the-money on the expiration date. Conversely, the terms may require timely delivery of a notice of exercise, and exercise may be subject to other conditions (such as the occurrence or non-occurrence of certain events, such as knock-in, knock-out or other barrier events) and timing requirements, including the “style” of the option.

Options on Securities and Securities Indices

The Fund may purchase put and call options on any security in which it may invest or options on any securities index based on securities in which it may invest. The Fund would also be able to enter into closing sale transactions in order to realize gains or minimize losses on options it has purchased.

Purchasing Call and Put Options. The Fund will normally purchase call options in anticipation of an increase in the market value of securities of the type in which they may invest. The purchase of a call option will entitle the Fund, in return for the premium paid, to purchase specified securities at a specified price during the option period. The Fund will ordinarily realize a gain if, during the option period, the value of such securities exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise, the Fund will realize either no gain or a loss on the purchase of the call option.

Under a conventional cash-settled option, the purchaser of the option pays a premium in exchange for the right to receive, upon exercise of the option, (i) in the case of a call option, the excess, if any, of the reference price or value of the underlier (as determined pursuant to the terms of the option) above the option’s strike price or (ii) in the case of a put option, the excess, if any, of the option’s strike price above the reference price or value of the underlier (as so determined). Under a conventional physically-settled option structure, the purchaser of a call option has the right to purchase a specified quantity of the underlier at the strike price, and the purchaser of a put option has the right to sell a specified quantity of the underlier at the strike price.

The Fund will normally purchase put options in anticipation of a decline in the market value of securities in its portfolio (“protective puts”) or in securities in which it may invest. The purchase of a put option will entitle the Fund, in exchange for the premium paid, to sell specified securities at a specified price during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of the Fund’s securities. Put options may also be purchased by the Fund for the purpose of affirmatively benefiting from a decline in the price of securities which it does not own. The Fund will ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to more than cover the premium and transaction costs; otherwise the Fund will realize either no gain or a loss on the purchase of the put option. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of the underlying portfolio securities.

Risks of Trading Options. The risk-return profile of an option may vary depending on the characteristics of the relevant transaction. For example, a “knock-out option” may expire prior to the scheduled expiration date if the reference price or value of the underlier falls below, in the case of a put option, or exceeds, in the case of a call option, an agreed upon price or value at specific points in time, or at any time during the exercise period, depending upon how the option is structured. The buyer of such an option bears the risk of reference price movements causing the option to expire prior to the scheduled expiration date. Transaction terms that give a party the right to extend or accelerate the scheduled termination date of a transaction are economically equivalent to options. Such features may cause holders of such options to incur significant losses if exercised against them. The option premium in respect of such features may be in the form of an explicit payment or may be implicit in other terms of the transaction.

There is no assurance that a liquid secondary market on an options exchange will exist for any particular exchange-traded option, or at any particular time. If the Fund is unable to effect a closing purchase transaction with respect to covered options it has written, the Fund will not be able to sell the underlying securities or dispose of its segregated assets until the options expire or are exercised. Similarly, if the Fund is unable to effect a closing sale transaction with respect to options it has purchased, it will have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of underlying securities.

Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation (“OCCorp”) may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange, if any, that had been issued by the OCC as a result of trades on that exchange would continue to be exercisable in accordance with their terms. The Fund may terminate its obligations under an exchange-traded call or put option by purchasing an option identical to the one it has written. Obligations under over-the-counter options may be terminated only by entering into an offsetting transaction with the counter-party to such option. Such purchases are referred to as “closing purchase transactions.”

The Fund may purchase and sell both options that are traded on U.S. and foreign exchanges and options traded over the counter with broker-dealers who make markets in these options. The ability to terminate over-the-counter options is more limited than with exchange-traded options and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. Until such time as the staff of the Securities and Exchange Commission (“SEC”) changes its position, the Fund will treat purchased over-the-counter options and all assets used to cover written over-the-counter options as illiquid securities, except that with respect to options written with primary dealers in U.S. government securities pursuant to an agreement requiring a closing purchase transaction at a formula price, the amount of illiquid securities may be calculated with reference to the formula.

Transactions by the Fund in options on securities and indices may be subject to limitations established by the CFTC, SEC, relevant self-regulatory organizations, each relevant exchange, board of trade or other trading facility governing the maximum number of options in each class which may be written or purchased by a single investor or group of investors acting in concert. Thus, the number of options that the Fund may write or purchase may be affected by options written or purchased by other investment advisory clients.

An exchange, board of trade or other trading facility may order the liquidations of positions found to be in excess of these limits, and it may impose certain other sanctions.

The writing and purchase of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The successful use of protective puts for hedging purposes depends in part on the Sub-adviser’s ability to predict future price fluctuations and the degree of correlation between the options and securities markets.

The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent the options markets close before the markets for the underlying securities, significant price movements can take place in the underlying markets that cannot be reflected in the options markets.

In addition to the risks of imperfect correlation between the Fund’s portfolio and the index underlying the option, the purchase of securities index options involves the risk that the premium and transaction costs paid by the Fund in purchasing an option will be lost. This could occur as a result of unanticipated movements in the price of the securities comprising the securities index on which the option is based.

Writing Covered Call and Put Options on Securities and Securities Indices. The Fund may also write (sell) covered call and put options on any securities and on any securities index composed of securities in which it may invest. Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash payments and typically does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segments of the securities market rather than price fluctuations in a single security.

The Fund may cover call options on a securities index by owning securities whose price changes are expected to be similar to those of the underlying index, or by having an absolute and immediate right to acquire such securities without additional cash consideration (or for additional consideration if cash in such amount is segregated) upon conversion or exchange of other securities in its portfolio. The Fund may cover call and put options on a securities index by segregating assets with a value equal to the exercise price.

The Trust, on behalf of the Fund to which this SAI relates, has filed with the National Futures Association a notice claiming an exclusion from the definition of the term “commodity pool operator” (“CPO”) under the Commodity Exchange Act (“CEA”), as amended, and the rules of the CFTC promulgated thereunder, with respect to the Fund’s operation. Accordingly, neither the Fund nor Brinker Capital is subject to registration or regulation as a CPO. Although Brinker Capital has concluded based on its communications with and oversight of the Fund’s Sub-adviser that as of the date of this SAI the Fund currently operates within the exclusions from CFTC regulation, there is no certainty that the Fund or Brinker Capital will be able to continue to rely on an exclusion from CFTC regulation in the future. The Fund may determine not to use investment strategies that trigger additional CFTC regulation or may determine to operate subject to CFTC regulation, if applicable. In addition, the Sub-adviser of the Fund that registers with the CFTC as a commodity pool may have to register with the CFTC as commodity trading advisers, unless an exemption from such registration applies. If the Fund or Brinker Capital operates subject to CFTC regulation, it may incur additional expenses.

Equity-Linked Securities

The Fund may invest in privately issued securities whose investment results are designed to correspond generally to the performance of a specified stock index or “basket” of securities, or sometimes a single stock (referred to as “equity-linked securities”). These securities are used for many of the same purposes as derivative instruments and share many of the same risks. Equity-linked securities may be considered illiquid and thus subject to the Fund’s restrictions on investments in illiquid securities.

Global Health Events

Consumer, corporate and financial confidence may be adversely affected by current or future tensions around the world, fear of terrorist activity and/or military conflicts, localized or global financial crises or other sources of political, social or economic unrest. Such erosion of confidence may lead to or extend a localized or global economic downturn. Furthermore, such confidence may be adversely affected by local, regional or global health crises, including, but not limited to, the rapid and pandemic spread of novel viruses commonly known as SARS, MERS, and COVID-19. Such health crises could exacerbate political, social, and economic risks previously mentioned, and result in significant breakdowns, delays, shutdowns, social isolation, and other disruptions to important global, local and regional supply chains affected, with potential corresponding results on the operating performance of the Fund and its investments. A climate of uncertainty and panic, including the contagion of infectious viruses or diseases, may adversely affect global, regional, and local economies and reduce the availability of potential investment opportunities, and increases the difficulty of performing due diligence and modeling market conditions, potentially reducing the accuracy of financial projections.

An outbreak of COVID-19, the respiratory disease caused by the SARS-CoV-2 coronavirus was first detected in China in December 2019 and subsequently rapidly developed into a global pandemic. Such global health events and pandemics have the ability to affect—

quickly, drastically and substantially—global, national and regional financial and commercial and residential real estate markets, industries, sectors, the economic forces of supply and demand for commodities, good and services, labor markets, and credit and banking markets, and can substantially strain health care systems, government infrastructure and stability, and social structures and behaviors. The coronavirus, in particular, has resulted in enhanced health screenings, healthcare service preparation and delivery, increased strain on hospital resources and staff, increased demand for and strain on government medical resources, disruptions to supply chains and customer activity, lower consumer spending in certain sectors, closing of non-essential businesses, rapid increases in unemployment, government economic stimulus measures, social distancing, bans on large social gatherings and travel, border closings, shelter-in-place orders, quarantines, cancellations, school closings and a significant portion of the workforce working from home, as well as general concern and uncertainty. The impact of this coronavirus, and other epidemics and pandemics that may arise in the future, is having and may have an unprecedented impact on the economies of many nations, individual companies and the market in general and could cause further disruptions that cannot necessarily be foreseen. In addition, the impact of infectious diseases in developing or emerging market countries may be greater due to less established health care systems, lack of stable government structures and insufficient government funding, and health crises may exacerbate other pre-existing political, social and economic risks in certain countries. In addition, the impact of infectious diseases in developing or emerging market countries may be greater due to less established health care systems. Health crises caused by the novel coronavirus pandemic may exacerbate other pre-existing political, social and economic risks in certain countries. The impact of a pandemic may last for an extended period of time.

Illiquid Securities

The Fund will not invest more than 15% of its net assets in illiquid and other securities that are not readily marketable. “Illiquid securities” are investments that the Fund reasonably expects cannot be sold or otherwise disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Certain investments or asset classes may be illiquid investments due to restrictions on trading or limitations on transfer that would affect a determination of liquidity. Repurchase agreements maturing in more than seven days will be included for purposes of the foregoing limit. Securities subject to restrictions on resale under the Securities Act of 1933, as amended (“1933 Act”), are considered illiquid unless they are eligible for resale pursuant to Rule 144A or another exemption from the registration requirements of the 1933 Act and are determined to be liquid by the Sub-adviser. The Sub-adviser determines the liquidity of Rule 144A and other restricted securities according to procedures adopted by the Board. The Board monitors the Sub-adviser’s application of these guidelines and procedures. The inability of the Fund to dispose of illiquid investments readily or at reasonable prices could impair the Fund’s ability to raise cash for redemptions or other purposes. The Adviser and/or Sub-adviser will monitor the amount of illiquid investments in the Fund, under the oversight of, and periodic reporting to, the Board, to ensure compliance with this requirement. Illiquid investments may be priced at fair value as determined in good faith by the Adviser, with applicable input from the Sub-adviser and pursuant to procedures approved by the Board. Despite such good faith efforts to determine fair value prices, the Fund’s illiquid investments are subject to the risk that the investment’s fair value price may differ from the actual price that the Fund may ultimately realize upon its sale or disposition. Difficulty in selling illiquid investments may result in a loss or may be costly to the Fund.

Investments in Investment Companies

The Fund may invest in the securities of other investment companies to the extent such investments are consistent with the Fund’s investment objectives and policies and permissible under the 1940 Act. Pursuant to Section 12(d)(1) of the 1940 Act, subject to certain exceptions, the Fund may not acquire the securities of other domestic or foreign investment companies if, as a result: (i) more than 10% of the Fund’s total assets would be invested in securities of other investment companies, (ii) such purchase would result in more than 3% of the total outstanding voting securities of any one investment company being held by the Fund, or (iii) more than 5% of the Fund’s total assets would be invested in any one investment company. These limitations do not apply to the purchase of shares of any investment company in connection with a merger, consolidation, reorganization or acquisition of substantially all the assets of another investment company. In addition, the Fund is not subject to the 3% limitation if (i) an ETF or the Fund has received an order for exemptive relief from the 3% limitation from the SEC that is applicable to the Fund; and (ii) the ETF and the Fund take appropriate steps to comply with any conditions in such order. In the alternative, the Fund may rely on Rule 12d1-3 under the 1940 Act, which allows unaffiliated mutual funds to exceed the 5% limitation and the 10% limitation, provided the aggregate sales loads any investor pays (i.e., the combined distribution expenses of both the acquiring fund and the acquired funds) does not exceed the limits on sales loads established by FINRA for funds of funds.

The Fund also may invest its uninvested cash reserves or cash it receives as collateral from borrowers of its portfolio securities in connection with the Fund’s securities lending program, in shares of one or more money market funds, which investments will not be subject to the limitations described above. The Fund will not invest in other investment companies for which the Sub-adviser or any of its affiliates act as an investment adviser or distributor.

The Trust has obtained an exemptive order that allows the Fund to invest in affiliated and unaffiliated investment companies in excess of the limits under the 1940 Act described above, subject to conditions of the order.

If the Fund invests in, and thus, is a shareholder of, another investment company, the Fund’s shareholders will indirectly bear the Fund’s proportionate share of the fees and expenses paid by such other investment company, including advisory fees, in addition to both the management fees payable directly by the Fund to the Fund’s own investment adviser and the other expenses that the Fund bears directly in connection with the Fund’s own operations.

Investment companies may include index-based investments, such as exchange-traded funds (“ETFs”) that hold substantially all of their assets in securities representing a specific index. The main risk of investing in index-based investments is the same as investing in a portfolio of equity securities comprising the index. The market prices of index-based investments will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their NAVs). Index-based investments may not replicate exactly the performance of their specific index because of transaction costs and because of the temporary unavailability of certain component securities of the index. The Trust has entered into participation agreements with several ETF sponsor firms that permit, pursuant to an SEC order, the Fund, as determined by the Advisor, to purchase shares of those firms’ ETFs beyond the Section 12(d)(1) limits described above as permitted by such ETFs’ SEC exemptive relief.

The shares of many closed-end funds, after their initial public offering, frequently trade at a price per share that is less than the net asset value per share, the difference representing the “market discount” of such shares. This market discount may be due in part to the investment objective of long-term appreciation, which is sought by many closed-end funds, as well as to the fact that the shares of closed-end funds are not redeemable by the holder upon demand to the issuer at the next determined net asset value, but rather, are subject to supply and demand in the secondary market. A relative lack of secondary market purchasers of closed-end fund shares also may contribute to such shares trading at a discount to their net asset value. The Fund may invest in shares of closed-end funds that are trading at a discount to net asset value or at a premium to net asset value. There can be no assurance that the market discount on shares of any closed-end fund purchased by the Fund will ever decrease. In fact, it is possible that this market discount may increase and the Fund may suffer realized or unrealized capital losses due to further decline in the market price of the securities of such closed-end funds, thereby adversely affecting the net asset value of the Fund’s shares. Similarly, there can be no assurance that any shares of a closed-end fund purchased by the Fund at a premium will continue to trade at a premium or that the premium will not decrease subsequent to a purchase of such shares by the Fund. Closed-end funds may issue senior securities (including preferred stock and debt obligations) for the purpose of leveraging the closed-end fund’s common shares in an attempt to enhance the current return to such closed-end fund’s common shareholders. The Fund’s investment in the common shares of closed-end funds that are financially leveraged may create an opportunity for greater total return on its investment, but at the same time may be expected to exhibit more volatility in market price and net asset value than an investment in shares of investment companies without a leveraged capital structure.

LIBOR Replacement

LIBOR is intended to represent the rate at which contributing banks may obtain short-term borrowings from each other in the London interbank market. The regulatory authority that oversees financial services firms and financial markets in the U.K. has announced that, after the end of 2021, it would no longer persuade or compel contributing banks to make rate submissions for purposes of determining the LIBOR rate. As a result, it is possible that commencing in 2022, LIBOR may no longer be available or no longer deemed an appropriate reference rate upon which to determine the interest rate on or impacting certain loans, notes, and other instruments or investments comprising some or all of the Fund’s investments. In light of this eventuality, public and private sector industry initiatives are currently underway to identify new or alternative reference rates to be used in place of LIBOR. The U.S. Federal Reserve, based on the recommendations of the New York Federal Reserve’s Alternative Reference Rate Committee (comprised of major derivative market participants and their regulators), has begun publishing a Secured Overnight Financing Rate (“SOFR”), which is intended to replace U.S. dollar LIBOR. Alternative reference rates for other currencies have also been announced or have already begun publication. There is no assurance that the composition or characteristics of any such alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that it will have the same volume or liquidity as did LIBOR prior to its discontinuance or unavailability. This, in turn, may affect the value or liquidity or return on certain Fund investments, result in costs incurred in connection with closing out positions and entering into new trades and reduce the effectiveness of related fund transactions such as hedges. These risks may also apply with respect to potential changes in connection with other interbank offering rates (e.g., Euribor) and other indices, rates and values that may be used as “benchmarks” and are the subject of recent regulatory reform. Questions around liquidity impacted by these rates, and how to appropriately adjust these rates at the time of transition, remain a concern for the Fund. The effect of any changes to, or discontinuation of, LIBOR on the Fund will vary depending on, among other things, (1) existing fallback or termination provisions in individual contracts and (2) whether, how, and when industry participants develop and adopt new reference rates and fallbacks for both legacy and new products and instruments. The expected discontinuation of LIBOR could have a significant impact on the financial markets in general and may also present heightened risk to market participants, including public companies, investment advisers, other investment companies, and broker-dealers. The risks associated with this discontinuation and transition will be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. Accordingly, it is difficult to predict the full impact of the transition away from

LIBOR on the Fund until new reference rates and fallbacks for both legacy and new products, instruments and contracts are commercially accepted.

Lending Portfolio Securities

Consistent with applicable regulatory requirements, the Fund may lend portfolio securities to brokers, dealers and other financial organizations. The Fund will not lend securities to affiliated companies unless the Fund has applied for and received specific authority to do so from the SEC. The Fund’s loan of securities will be collateralized by cash, letters of credit or U.S. government securities. The Fund will maintain the collateral in an amount at least equal to the current market value of the loaned securities. From time to time, the Fund may pay a part of the interest earned from the investment of collateral received for securities loaned to the borrower and/or a third-party that is unaffiliated with the Fund and is acting as a “finder.” The Fund will comply with the following conditions whenever it loans securities: (i) the Fund must receive at least 100% cash collateral or equivalent securities from the borrower; (ii) the borrower must increase the collateral whenever the market value of the securities loaned rises above the level of the collateral; (iii) the Fund must be able to terminate the loan at any time; (iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (v) the Fund may pay only reasonable custodian fees in connection with the loan; and (vi) voting rights on the loaned securities may pass to the borrower except that, if a material event adversely affecting the investment in the loaned securities occurs, the Board must terminate the loan and regain the right to vote the securities. Generally, the borrower of any portfolio securities will be required to make payments to the lending Fund in lieu of any dividends the Fund would have otherwise received had it not loaned the securities to the borrower. Any such payments, however, will not be treated as “qualified dividend income” for purposes of determining what portion of the Fund’s regular dividends (as defined below) received by individuals may be taxed at the rates generally applicable to long-term capital gains (see “Taxes” below). Should the borrower of the securities fail financially, the Fund may experience delays in recovering the loaned securities or exercising its rights in the collateral. Loans are made only to borrowers that are deemed by the Manager to be of good financial standing. In a loan transaction, the Fund will also bear the risk of any decline in value of securities acquired with cash collateral. The Fund will minimize this risk by limiting the investment of cash collateral to money market funds or high quality instruments with short maturities or funds that invest only in such instruments.

The Fund may invest the cash received as collateral through loan transactions in other eligible securities, including shares of a registered money market fund or unregistered money market fund that complies with the requirements of Rule 2a-7 under the 1940 Act, including funds that do not seek to maintain a stable $1.00 per share NAV. Investing the cash collateral subjects the Fund’s investments to market appreciation or depreciation. The Fund remains obligated to return all collateral to the borrower under the terms of its securities lending arrangements, even if the value of the investments made with the collateral has declined. Accordingly, if the value of an investment declines, the Fund would be required to liquidate other investments in order to return collateral to the borrower at the end of a loan.

MiFID II

Directive 2014/61/EU on markets in financial instruments and Regulation 600/2014/EU on markets in financial instruments (collectively, “MiFID II”) took effect in Member States of the EU on January 3, 2018. MiFID II forms the legal framework governing the requirements applicable to EU investment firms and trading venues and third-country firms providing investment services or activities in the EU. The extent to which MiFID II will have an indirect impact on markets and market participants outside the EU is unclear and yet to fully play out in practice. It will likely impact pricing, liquidity and transparency in most asset classes and certainly impact the research market.

MiFID II prohibits an EU authorized investment firm from receiving investment research unless it is paid for directly by the firm out of its own resources or from a separate research payment account regulated under MiFID II and funded either by a specific periodic research charge to the client or by a research charge that is not collected from the client separately but instead alongside a transaction commission. Specifically, MiFID II will have practical ramifications outside the EU in certain areas such as payment for equity research and fixed income, currency and commodities research. For example, US asset managers acting under the delegated authority of an EU-based asset manager and US asset managers that are part of a global asset management group with one or more EU affiliates may, in practice, have to restructure the way they procure, value and pay for research under US laws and regulations to more closely align with the requirements under MiFID II. Absent appropriate relief or guidance from US regulators, certain aspects of the research payment regime under MiFID II may be incompatible with US law and regulation. Accordingly, it is difficult to predict the full impact of MiFID II on the Fund, the Adviser and Sub-adviser, but it could include an increase in the overall costs of entering into investments. Shareholders should be aware that the regulatory changes arising from MiFID II may affect the Fund’s ability to adhere to its investment approach and achieve its investment objective.

EU research providers that are MiFID II firms will be obliged to price their research services separately from their execution services. It is uncertain whether these changes will lead to an overall increase in the price of research and/or lead to reduced access to research for the Adviser and Sub-adviser. While the exact impact of MiFID II and the related Markets in Financial Instruments Regulation on certain Fund, the Adviser and Sub-adviser remains unclear and will take time to quantify, the impact on them and on the EU financial markets may be material.

Money Market Instruments

Money market instruments include: U.S. government securities, certificates of deposit, time deposits and bankers’ acceptances issued by domestic banks (including their branches located outside the U.S. and subsidiaries located in Canada), domestic branches of foreign banks, savings and loan associations and similar institutions; high grade commercial paper; and repurchase agreements with respect to the foregoing types of instruments. Certificates of deposit (“CDs”) are short-term, negotiable obligations of commercial banks. Time deposits (“TDs”) are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Bankers’ acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Mortgage-Backed Securities

The Fund may invest in mortgage-related securities including mortgage-backed securities. The average maturity of pass-through pools of mortgage-backed securities varies with the maturities of the underlying mortgage instruments. In addition, a pool’s stated maturity may be shortened by unscheduled payments on the underlying mortgages. Factors affecting mortgage prepayments include the level of interest rates, general economic and social conditions, the location of the mortgaged property and age of the mortgage. Because prepayment rates of individual pools vary widely, it is not possible to accurately predict the average life of a particular pool. Common practice is to assume that prepayments will result in an average life ranging from two to ten years for pools of fixed rate 30-year mortgages. Pools of mortgages with other maturities or different characteristics will have varying average life assumptions.

Mortgage-backed securities may be classified as private, governmental or government-related, depending on the issuer or guarantor. Private mortgage-backed securities represent pass-through pools consisting principally of conventional residential mortgage loans created by non-governmental issuers, such as commercial banks, savings and loan associations and private mortgage insurance companies. Governmental mortgage-backed securities are backed by the full faith and credit of the U.S. Government National Mortgage Association (“GNMA”), the principal U.S. guarantor of such securities, is a wholly-owned U.S. governmental corporation within the Department of Housing and Urban Development (“HUD”). Government related mortgage-backed securities are not backed by the full faith and credit of the United States. Issuers of these securities include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and Federal Home Loan Mortgage Corporation (“FHLMC” or Freddie Mac”). FNMA is a government-sponsored corporation owned entirely by private stockholders that is subject to general regulation by the Secretary of Housing and Urban Development. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA. FHLMC is a government sponsored corporation owned entirely by private stockholders that is subject to general regulation by the Secretary of HUD. Participation certificates representing interests in mortgages from FHLMC’s national portfolio are guaranteed as to the timely payment of interest and ultimate collection of principal by FHLMC. On September 6, 2008, the Federal Housing Finance Agency (“FHFA”) and the U.S. Treasury began a federal takeover of Fannie Mae and Freddie Mac, placing the two federal instrumentalities under conservatorship with the FHFA. Under the plan of conservatorship, the FHFA has assumed control of, and generally has the power to direct, the operations of Fannie Mae and Freddie Mac, and is empowered to exercise all powers collectively held by their respective shareholders, directors and officers, including the power to (1) take over the assets of and operate Fannie Mae and Freddie Mac with all the powers of the shareholders, the directors, and the officers of Fannie Mae and Freddie Mac and conduct all business of Fannie Mae and Freddie Mac; (2) collect all obligations and money due to Fannie Mae and Freddie Mac; (3) perform all functions of Fannie Mae and Freddie Mac which are consistent with the conservator’s appointment; (4) preserve and conserve the assets and property of Fannie Mae and Freddie Mac; and (5) contract for assistance in fulfilling any function, activity, action or duty of the conservator.

In connection with the actions taken by the FHFA, the U.S. Treasury has entered into certain preferred stock purchase agreements (SPAs) with each of Freddie Mac and Fannie Mae which establish the U.S. Treasury as the holder of a new class of senior preferred stock in each of Freddie Mac and Fannie Mae. The senior preferred stock was issued in connection with financial contributions from the U.S. Treasury to Freddie Mac and Fannie Mae. Although the SPAs are subject to amendment from time to time, currently the U.S. Treasury is obligated to provide such financial contributions up to an aggregate maximum amount determined by a formula set forth in the SPAs, and until such aggregate maximum amount is reached, there is not a specific end date to the U.S. Treasury’s obligations.

Since mid-2007, the residential mortgage market has been subject to extensive litigation and legislative and regulatory scrutiny. The result has been extensive reform legislation and regulations including with respect to loan underwriting, mortgage loan servicing, foreclosure practices and timing, loan modifications, enhanced disclosure and reporting obligations and risk retention. Numerous laws, regulations and rules related to residential mortgage loans generally, and foreclosure actions particularly, have been proposed or enacted by federal, state and local governmental authorities, which may result in delays in the foreclosure process, reduced payments by borrowers, modification of the original terms of mortgage loans, permanent forgiveness of debt, increased prepayments due to the availability of government-sponsored refinancing initiatives and/or increased reimbursable servicing expenses. Any of these factors could result in delays and reductions in distributions to residential mortgage-backed securities and may reduce the amount of investment proceeds to which the Fund would be entitled.

The conservatorship of Fannie Mae and Freddie Mac and the current uncertainty regarding the future status of these organizations may also adversely affect the mortgage market and the value of mortgage-related assets. It remains unclear to what extent the ability of Fannie Mae and Freddie Mac to act as the primary sources of liquidity in the residential mortgage markets, both by purchasing mortgage loans for their own portfolios and by guaranteeing mortgage-backed securities, may be curtailed. Legislators have repeatedly unveiled various plans to reduce and reform the role of Fannie Mae and Freddie Mac in the mortgage market and, possibly, wind down both institutions. Although it is unclear whether, and if so how, those plans may be implemented or how long any such wind-down or reform of Fannie Mae and Freddie Mac, if implemented, would take, a reduction in the ability of mortgage loan originators to access Fannie Mae and Freddie Mac to sell their mortgage loans may adversely affect the financial condition of mortgage loan originators. In addition, any decline in the value of agency securities may affect the value of residential mortgage-backed securities as a whole.

Since March 13, 2020, there have been a number of government initiatives applicable to federally backed mortgage loans in response to the economic impacts of the COVID-19 outbreak. For instance, on March 18, 2020, the FHFA directed Fannie Mae and Freddie Mac to suspend foreclosures and evictions for at least 60 days due to the COVID-19 pandemic. This foreclosure and eviction suspension applies to homeowners with a Fannie Mae- or Freddie Mac-backed single family mortgage. In addition, the FHFA instructed Fannie Mae and Freddie Mac to provide payment forbearance to single family borrowers, which will allow mortgage payments to be suspended for up to 12 months (without incurring late fees) due to hardship caused by COVID-19.

Following the FHFA directives, on March 27, 2020, the CARES Act was enacted into law. The CARES Act provides, among other things, that a borrower with a federally backed one- to four-family residential mortgage loan (e.g., a loan purchased or securitized by Fannie Mae or Freddie Mac) experiencing financial hardship due to the COVID-19 pandemic may request forbearance regardless of delinquency status. Upon receipt of a borrower’s request for forbearance, the forbearance must be granted for up to 180 days, and must be extended for a further 180 days at the request of the borrower. Multifamily loan borrowers are also entitled to forbearance provided they were current on their payments as of February 1, 2020. Upon receipt of a request for forbearance, the servicer must provide forbearance for up to 30 days and upon request of the borrower, extend the forbearance period for up to two additional 30-day periods. Further, under the CARES Act, servicers of covered one- to four-family residential loans are also prohibited from initiating foreclosure for the 60-day period beginning March 18, 2020, and no owner of a covered property may initiate eviction proceedings against a residential tenant for nonpayment of rent during the 120-day period after enactment of the statute.

It is difficult to predict how the CARES Act or other government initiatives relating to COVID-19 may affect the federally backed mortgage market, the U.S. mortgage market as a whole and the price of securities relating to the mortgage markets. However, high forbearance rates create a real possibility of billions of dollars of loan servicers’ obligations to advance payment to investors in securities backed by mortgages in the absence of borrower payments on the underlying loans. In response to this possibility, the FHFA announced on April 21, 2020 that loan servicers’ obligation to advance scheduled monthly payments for Fannie Mae and Freddie Mac backed single-family mortgage loans in forbearance will be limited to four months. After the four-month period, Fannie Mae and Freddie Mac will stand ready to take over advancing payments to investors in MBS pool. This FHFA action clarifies that mortgage loans with COVID-19 payment forbearances shall be treated similar to a natural disaster event and will remain in the MBS pool. This change is intended to reduce the potential liquidity demands on Fannie Mae and Freddie Mac resulting from loans in COVID-19 forbearance and delinquent loans, but there is no assurance that such change will reduce the liquidity demands on Fannie Mae and Freddie Mac or prevent financial hardship on Fannie Mae and Freddie Mac generally as a result of the mandated COVID-19 payment forbearances and resulting obligation to advance payments to investors. Accordingly, the Fund cannot predict with certainty the extent to which these or similar initiatives in the future may adversely impact the value of the Fund’s investments in securities issued by Fannie Mae or Freddie Mac and in investments in securities in the U.S. mortgage industry as a whole.

The rate and aggregate amount of distributions on mortgage-backed securities, and therefore the average lives of those securities and the yields realized by the Fund, will be sensitive to the rate of prepayments (including liquidations) and modifications of the related mortgage loans, any losses and shortfalls on the related mortgage loans allocable to the tranches held by the Fund and the manner in which principal payments on the related mortgage loans are allocated among the various tranches in the particular securitization transaction. Furthermore, mortgage-backed securities are sensitive to changes in interest rates, but may respond to those changes differently from other fixed income securities due to the possibility of prepayment of the mortgage loans. Among other factors, a significant amount of defaults, rapid prepayments or prepayment interest shortfalls may erode amounts available for distributions to the Fund. The timing of changes in the rate of prepayments of the mortgage loans may significantly affect the Fund’s actual yield to maturity, even if the average rate of principal payments is consistent with the Fund’s expectations. If prepayments of mortgage loans occur at a rate faster than that anticipated by the Fund, payments of interest on the mortgage-backed securities could be significantly less than anticipated. Similarly, if the number of mortgage loans that are modified is larger than that anticipated by the Fund, payments of principal and interest on the mortgage-backed securities could be significantly less than anticipated.

Mortgage-backed securities that are issued or guaranteed by the U.S. government, its agencies or instrumentalities, are not subject to the Fund’s industry concentration restrictions, by virtue of the exclusion from that test available to all U.S. government securities. In the case of privately issued mortgage-related securities, the Fund takes the position that mortgage-related securities do not represent interests in any particular industry or group of industries.

Foreign Mortgage-Related Securities. Foreign mortgage-related securities are interests in pools of mortgage loans made to residential home buyers domiciled in a foreign country. These include mortgage loans made by trust and mortgage loan companies, credit unions, chartered banks, and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations (e.g., Canada Mortgage and Housing Corporation and First Australian National Mortgage Acceptance Corporation Limited). The mechanics of these mortgage-related securities are generally the same as those issued in the United States. However, foreign mortgage markets may differ materially from the U.S. mortgage market with respect to matters such as the sizes of loan pools, pre-payment experience, and maturities of loans.

Uniform Mortgage-Backed Securities (“UMBS”). Fannie Mae and Freddie Mac have entered into a joint initiative to develop a common securitization platform for the issuance of UMBS (the “Single Security Initiative”) that aligns the characteristics of Fannie Mae and Freddie Mac certificates. The Single Security Initiative seeks to support the overall liquidity of the to-be-announced (“TBA”) market. Fannie Mae and Freddie Mac began issuing UMBS in June 2019. While Fannie Mae and Freddie Mac have taken steps for a smooth transition to the issuance of UMBS, the effects of the issuance of UMBS on the mortgage-backed securities and TBA markets are uncertain and there may be factors that affect the timing of the transition to UMBS or the ability of market participants, including the Fund, to adapt to the issuance of UMBS. The Fund may need to consider the tax and accounting issues raised by investments in UMBS and/or the exchange of legacy Freddie Mac securities for UMBS. Additionally, there could be divergence in prepayment rates of UMBS issued by Fannie Mae and Freddie Mac, which could lead to differences in the prices of Fannie Mae- and Freddie Mac-issued UMBS if Fannie Mae and Freddie Mac fail to align programs, policies and practices that affect prepayments. The initial effects of the issuance of UMBS on the market for mortgage-related securities have been relatively minimal, however the long-term effects are still uncertain.

Collateralized Mortgage Obligations. CMOs are securities collateralized by mortgages, mortgage pass-throughs, mortgage pay-through bonds (bonds representing an interest in a pool of mortgages where the cash flow generated from the mortgage collateral pool is dedicated to bond repayment) and mortgage-backed bonds (general obligations of the issuers payable out of the issuers’ general funds and additionally secured by a first lien on a pool of single family detached properties). To the extent the Fund invests in CMOs, the Fund typically will seek to invest in CMOs rated in one of the two highest categories by S&P or Moody’s. Many CMOs are issued with a number of classes or series that have different expected maturities. Investors purchasing such CMOs are credited with their portion of the scheduled payments of interest and principal on the underlying mortgages plus all unscheduled prepayments of principal based on a predetermined priority schedule. Accordingly, the CMOs in the longer maturity series are less likely than other mortgage pass-through securities to be prepaid prior to their stated maturity. Although some of the mortgages underlying CMOs may be supported by various types of insurance and some CMOs may be backed by GNMA certificates or other mortgage pass-through securities issued or guaranteed by U.S. Government agencies or instrumentalities, the CMOs themselves are not generally guaranteed.

Real Estate Mortgage Investment Conduits. REMICs are private entities formed for the purpose of holding a fixed pool of mortgages secured by interests in real property. REMIC Certificates issued by Fannie Mae or Freddie Mac represent beneficial ownership interests in a REMIC trust consisting principally of mortgage loans or Fannie Mae, Freddie Mac or GNMA-guaranteed mortgage pass-through certificates. For Freddie Mac REMIC Certificates, Freddie Mac guarantees the timely payment of interest. GNMA REMIC Certificates are backed by the full faith and credit of the U.S. Government.

Parallel Pay Securities; Planned Amortization Class CMOs. Parallel pay CMOs and REMICs are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which must be retired by its stated maturity date or final distribution date but may be retired earlier. PAC Bonds generally require payments of a specified amount of principal on each payment date. PAC Bonds are always parallel pay CMOs, with the required principal payment on such securities having the highest priority after interest has been paid to all classes.

Adjustable Rate Mortgage Securities. ARMS are a form of pass-through security representing interests in pools of mortgage loans whose interest rates are adjusted from time to time. The adjustments are usually determined in accordance with a predetermined interest rate index and may be subject to certain limits. Although the value of ARMS, like other debt securities, generally varies inversely with changes in market interest rates (increasing in value during periods of declining interest rates and decreasing in value during periods of increasing interest rates), the value of ARMS should generally be more resistant to price swings than other debt securities because the interest rates of ARMS move with market interest rates. The adjustable rate feature of ARMS will not, however, eliminate fluctuations in the prices of ARMS, particularly during periods of extreme fluctuations in interest rates. Also, because many adjustable rate mortgages only reset on an annual basis, it can be expected that the prices of ARMS will fluctuate to the extent that changes in prevailing interest rates are not immediately reflected in the interest rates payable on the underlying adjustable rate mortgages.

Stripped Mortgage-Backed Securities. Stripped mortgage-backed securities are securities that are created when a U.S. Government agency or a financial institution separates the interest and principal components of a mortgage-backed security and sells them as individual securities. The holder of the PO receives the principal payments made by the underlying mortgage-backed security, while the holder of the IO receives interest payments from the same underlying security. The prices of stripped mortgage-backed securities may be particularly affected by changes in interest rates. As interest rates fall, prepayment rates tend to increase, which tends to reduce prices of IOs and increase prices of POs. Rising interest rates can have the opposite effect.

Estimated Average Life. Due to the possibility of prepayments of the underlying mortgage instruments, mortgage-backed securities generally do not have a known maturity. In the absence of a known maturity, market participants generally refer to an “average life estimate.” An average life estimate is a function of an assumption regarding anticipated prepayment patterns and is based upon current interest rates, current conditions in the relevant housing markets and other factors. The assumption is necessarily subjective, and thus different market participants can produce different average life estimates with regard to the same security. There can be no assurance that the estimated average life will be a security’s actual average life.

Private Placements

Investment in privately placed securities may be less liquid than in publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities. Furthermore, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that might be applicable if their securities were publicly traded.

Put Transactions

The Fund may purchase securities at a price which would result in a yield to maturity lower than generally offered by the seller at the time of purchase when the Fund can simultaneously acquire the right to sell the securities back to the seller, the issuer or a third party (the “writer”) at an agreed-upon price at any time during a stated period or on a certain date. Such a right is generally denoted as a “standby commitment” or a “put.” The purpose of engaging in transactions involving puts is to maintain flexibility and liquidity to permit the Fund to meet redemptions and remain as fully invested as possible in municipal securities. The Fund reserves the right to engage in put transactions. The right to put the securities depends on the writer’s ability to pay for the securities at the time the put is exercised. The Fund would limit its put transactions to institutions which an adviser believes present minimum credit risks, and an adviser would use its best efforts to initially determine and continue to monitor the financial strength of the sellers of the options by evaluating their financial statements and such other information as is available in the marketplace. It may, however, be difficult to monitor the financial strength of the writers because adequate current financial information may not be available. In the event that any writer is unable to honor a put for financial reasons, the Fund would be a general creditor (i.e., on a parity with all other unsecured creditors) of the writer. Furthermore, particular provisions of the contract between the Fund and the writer may excuse the writer from repurchasing the securities; for example, a change in the published rating of the underlying municipal securities or any similar event that has an adverse effect on the issuer’s credit or a provision in the contract that the put will not be exercised except in certain special cases; for example, to maintain Fund liquidity. The Fund could, however, at any time sell the underlying portfolio security in the open market or wait until the portfolio security matures, at which time it should realize the full par value of the security.

The securities purchased subject to a put may be sold to third persons at any time, even though the put is outstanding, but the put itself, unless it is an integral part of the security as originally issued, may not be marketable or otherwise assignable. Therefore, the put would have value only to that particular Fund. Sale of the securities to third parties or lapse of time with the put unexercised may terminate the right to put the securities. Prior to the expiration of any put option, the Fund could seek to negotiate terms for the extension of such an option. If such a renewal cannot be negotiated on terms satisfactory to the Fund, the Fund could, of course, sell the portfolio security. The maturity of the underlying security will generally be different from that of the put. For the purpose of determining the “maturity” of securities purchased subject to an option to put, and for the purpose of determining the dollar-weighted average maturity of the Fund including such securities, the Fund will consider “maturity” to be the first date on which it has the right to demand payment from the writer of the put although the final maturity of the security is later than such date.

Real Estate Investment Trusts (“REITs”)

REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. REITs are not taxed on income distributed to shareholders provided they comply with the applicable tax laws. Debt securities issued by REITs, for the most part, are general and unsecured obligations and are subject to risks associated with REITs.

Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. An equity REIT may be affected by changes in the value of the underlying properties owned by the REIT. A mortgage REIT may be affected by changes in interest rates and the ability of the issuers of its Fund mortgages to repay their obligations. REITs are dependent upon the skills of their managers and are not diversified. REITs are generally dependent upon maintaining cash flows to repay borrowings and to make distributions to shareholders and are subject to the risk of default by lessees or borrowers. REITs whose underlying assets are concentrated in properties used by a particular industry, such as health care, are also subject to industry related risks.

REITs (especially mortgage REITs) also are subject to interest rate risks. When interest rates decline, the value of a REIT’s investment in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT’s investment in fixed rate obligations can be expected to decline. If the REIT invests in adjustable rate mortgage loans the interest rates on which are reset periodically, yields on a REIT’s investments in such loans will gradually align themselves to reflect changes in market interest rates. This causes the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.

REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities. Historically, REITs have been more volatile in price than the larger capitalization stocks included in Standard & Poor’s 500® Stock Index (“S&P 500”).

Repurchase Agreements

The Fund may enter into repurchase agreements. Under the terms of a typical repurchase agreement, the Fund would acquire an underlying debt obligation for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed upon price and time, thereby determining the yield during the Fund’s holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund’s holding period. The Fund may enter into repurchase agreements with respect to U.S. government securities with member banks of the Federal Reserve System and certain non-bank dealers. Under each repurchase agreement, the selling institution is required to maintain the value of the securities subject to the repurchase agreement at not less than their repurchase price. The Sub-adviser, acting under the supervision of the Trustees, reviews on an ongoing basis the value of the collateral and the creditworthiness of those non-bank dealers with whom the Fund enters into repurchase agreements. The Fund may not enter into a repurchase agreement with more than seven days to maturity if, as a result, more than 15% of the value of its net assets would be invested in illiquid investments that are assets, including such repurchase agreements. In entering into a repurchase agreement, the Fund bears a risk of loss in the event the other party to the transaction defaults on its obligations and the Fund is delayed or prevented from exercising its rights to dispose of the underlying securities, including the risk of a possible decline in the value of the underlying securities during the period in which the Fund seeks to assert its rights to them, the risk of incurring expenses associated with asserting those rights and the risk of losing all or a part of the income from the agreement.

Reverse Repurchase Agreements

Reverse repurchase agreements are transactions in which the Fund sells portfolio securities to financial institutions, such as banks and broker-dealers, and agrees to repurchase them at a mutually agreed-upon date and price that is higher than the original sale price. Reverse repurchase agreements are similar to a fully collateralized borrowing by the Fund. At the time the Fund enters into a reverse repurchase agreement, it will earmark on the books of the Fund or place in a segregated account cash or liquid securities having a value equal to the repurchase price (including accrued interest) and will subsequently monitor the account to ensure that such equivalent value is maintained.

Reverse repurchase agreements involve risks. Reverse repurchase agreements are a form of leverage, and the use of reverse repurchase agreements by the Fund may increase the Fund’s volatility. Reverse repurchase agreements are also subject to the risk that the other party to the reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Fund. Reverse repurchase agreements also involve the risk that the market value of the securities sold by the Fund may decline below the price at which it is obligated to repurchase the securities. In addition, when the Fund invests the proceeds it receives in a reverse repurchase transaction, there is a risk that those investments may decline in value. In this circumstance, the Fund could be required to sell other investments in order to meet its obligations to repurchase the securities.

Rule 144A Securities Risk

The market for Rule 144A securities typically is less active than the market for publicly traded securities. Rule 144A securities carry the risk that their liquidity may become impaired and the Fund may be unable to dispose of the securities promptly or at reasonable prices.

Special Purpose Acquisition Companies

The Fund may invest in publicly or private offered special purpose acquisition companies (“SPACs”) to the extent that the Sub-adviser believes that such investment will help the Fund to meet its investment objective. SPACs are collective investment structures that pool funds in order to seek potential acquisition opportunities. SPACs and similar entities may be blank check companies with no operating history or ongoing business other than to seek a potential acquisition. Certain SPACs may seek acquisitions only in limited industries or regions, which may increase the volatility of their prices. Investments in SPACs may be illiquid and/or be subject to restrictions on resale. To the extent the SPAC is invested in cash or similar securities, this may impact the Fund’s ability to meet its investment objective.

SPACs involve risks. Unless and until an acquisition is completed, a SPAC generally invests its assets (less an amount to cover expenses) in U.S. Government securities, money market fund securities and cash. SPACs and similar entities may be blank check companies with no operating history or ongoing business other than to seek a potential acquisition. Accordingly, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. Certain SPACs may seek acquisitions only in limited industries or regions, which may increase the volatility of their prices. Investments in SPACs may be illiquid and/or be subject to restrictions on resale. To the extent the SPAC is invested in cash or similar securities, this may impact the Fund’s ability to meet its investment objective.

Structured Notes

Typically, the value of the principal and/or interest on these instruments is determined by reference to changes in the value of specific currencies, interest rates, indexes or other financial indicators (“Reference”) or the relevant change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. The terms of the structured securities may provide that in certain circumstances no principal is due at maturity and, therefore, may result in the loss of the Fund’s entire investment. The value of structured securities may move in the same or the opposite direction as the value of the Reference, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, the change in interest rate or the value of the security at maturity may be a multiple of the change in the value of the Reference so that the security may be more or less volatile than the Reference, depending on the multiple. Consequently, structured securities may entail a greater degree of market risk and volatility than other types of debt obligations. Structured notes are derivative debt securities, the interest rate or principal of which is determined by an unrelated indicator. Indexed securities include structured notes as well as securities other than debt securities, the interest rate or principal of which is determined by an unrelated indicator. Indexed securities may include a multiplier that multiplies the indexed element by a specified factor and, therefore, the value of such securities may be very volatile. To the extent the Fund invests in these securities, however, the Sub-adviser analyzes these securities in its overall assessment of the effective duration of the Fund’s portfolio in an effort to monitor the Fund’s interest rate risk. Certain restrictions imposed on the Fund by the IRC may limit the Fund’s ability to use structured notes.

TBAs

If the Fund purchases or sells mortgage-backed securities, it may choose to purchase or sell certain mortgage-backed securities on a delayed delivery or forward commitment basis through the “to-be announced” (TBA) market. With TBA transactions, the Fund would enter into a commitment to either purchase or sell mortgage-backed securities for a fixed price, with payment and delivery at a scheduled future date beyond the customary settlement period for mortgage-backed securities. These transactions are considered to be TBA because the Fund commits to buy a pool of mortgages that have yet to be specifically identified but will meet certain standardized parameters (such as yield, duration, and credit quality) and contain similar loan characteristics. For either purchase or sale transactions, the Fund may choose to extend the settlement through a “dollar roll” transaction in which it sells mortgage-backed securities to a dealer and simultaneously agrees to purchase substantially similar securities in the future at a predetermined price. These transactions have the potential to enhance the Fund’s returns and reduce its administrative burdens when compared with holding mortgage-backed securities directly, although these transactions will increase the Fund’s portfolio turnover rate. During the roll period, the Fund forgoes principal and interest paid on the securities. However, the Fund would be compensated by the difference between the current sale price and the forward price for the future purchase, as well as by the interest earned on the cash proceeds of the initial sale. Although the particular TBA securities must meet industry-accepted “good delivery” standards, there can be no assurance that a security purchased on a forward commitment basis will ultimately be issued or delivered by the counterparty. During the settlement period, the Fund will still bear the risk of any decline in the value of the security to be delivered. Dollar roll transactions involve the simultaneous purchase and sale of substantially similar TBA securities for different settlement dates. Because these transactions do not require the purchase and sale of identical securities, the characteristics of the security delivered to the Fund may be less favorable than the security delivered to the dealer.

Temporary Investments

For temporary defensive purposes, during periods when the Sub-adviser, in consultation with the Adviser, believes that pursuing the Fund’s basic investment strategy may be inconsistent with the best interests of its shareholders, the Fund may invest its assets in the following money market instruments: U.S. government securities (including those purchased in the form of custodial receipts), repurchase agreements, CD and bankers’ acceptances issued by U.S. banks or savings and loan associations having assets of at least $500 million as of the end of their most recent fiscal year and high quality commercial paper. The Fund also may hold a portion of its assets in money market instruments or cash in amounts designed to pay expenses, to meet anticipated redemptions or pending investment in accordance with its objectives and policies. Any temporary investments may be purchased on a when-issued basis. The Fund’s investment in any other short-term debt instruments would be subject to the Fund’s investment objectives and policies, and to approval by the Board. For further discussion regarding money market instruments, see the section entitled, “Money Market Instruments” above.

U.S. Government Securities

U.S. government securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk. The U.S. government securities in which the Fund may invest include debt obligations of varying maturities issued by the U.S. Treasury or issued or guaranteed by an agency or instrumentality of the U.S. government, including the Federal Housing Administration, Federal Financing Bank, Farmers Home Administration, Export-Import Bank of the U.S., Small Business Administration, GNMA, General Services Administration, Central Bank for Cooperatives, Federal Farm Credit Banks, Federal Home Loan Banks, FHLMC, FNMA, Maritime Administration, Tennessee Valley Authority, District of Columbia Armory Board, Student Loan Marketing Association, Resolution Trust Corporation and various institutions that previously were or currently are part of the Farm Credit System. Some U.S. government securities, such as U.S. Treasury bills, Treasury notes and Treasury bonds, which differ only in their interest rates, maturities and times of issuance, are supported by the full faith and credit of the U.S. Others are supported by: (i) the right of the issuer to borrow from the U.S. Treasury, such as securities of the Federal Home Loan Banks; (ii) the discretionary authority of the U.S. government to purchase the agency’s obligations, such as securities of FNMA; or (iii) only the credit of the issuer, such as securities of FHLMC. No assurance can be given that the U.S. government will provide financial support in the future to U.S. government agencies, authorities or instrumentalities that are not supported by the full faith and credit of the U.S. Securities guaranteed as to principal and interest by the U.S. government, its agencies, authorities or instrumentalities (“U.S. government securities”) include: (i) securities for which the payment of principal and interest is backed by an irrevocable letter of credit issued by the U.S. government or any of its agencies, authorities or instrumentalities; and (ii) participations in loans made to foreign governments or other entities that are so guaranteed. The secondary market for certain of these participations is limited and, therefore, may be regarded as illiquid.

U.S. government securities may include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities, that may be purchased when yields are attractive and/or to enhance Fund liquidity. Zero coupon U.S. government securities are debt obligations that are issued or purchased at a significant discount from face value. The discount approximates the total amount of interest the security will accrue and compound over the period until maturity or the particular interest payment date at a rate of interest reflecting the market rate of the security at the time of issuance. Zero coupon U.S. government securities do not require the periodic payment of interest. These investments benefit the issuer by mitigating its need for cash to meet debt service, but also require a higher rate of return to attract investors who are willing to defer receipt of cash. These investments may experience greater volatility in market value than U.S. government securities that make regular payments of interest. The Fund accrues income on these investments for tax and accounting purposes that is distributable to shareholders and which, because no cash is received at the time of accrual, may require the liquidation of other portfolio securities to satisfy the Fund’s distribution obligations, in which case the Fund will forgo the purchase of additional income producing assets with these funds. Zero coupon U.S. government securities include Separately Traded Registered Interest and Principal Securities (“STRIPS”) and Coupons Under Book-Entry Safekeeping (“CUBES”), which are issued by the U.S. Treasury as component parts of U.S. Treasury bonds and represent scheduled interest and principal payments on the bonds.

If the total public debt of the U.S. Government as a percentage of gross domestic product reaches high levels as a result of combating financial downturn or otherwise, such high levels of debt may create certain systemic risks if sound debt management practices are not implemented. A high national debt level may increase market pressures to meet government funding needs, which may increase borrowing costs and cause a government to issue additional debt, thereby increasing the risk of refinancing. A high national debt also raises concerns that a government may be unable or unwilling to repay the principal or interest on its debt. Unsustainable debt levels can decline the valuation of currencies, and can prevent a government from implementing effective counter-cyclical fiscal policy during economic downturns.

An increase in national debt levels may also necessitate the need for the U.S. Congress to negotiate adjustments to the statutory debt ceiling to increase the cap on the amount the U.S. Government is permitted to borrow to meet its existing obligations and finance current budget deficits. Future downgrades could increase volatility in domestic and foreign financial markets, result in higher interest rates, lower prices of U.S. Treasury securities and increase the costs of different kinds of debt. Any controversy or ongoing uncertainty regarding statutory debt ceiling negotiations may impact the U.S. long-term sovereign credit rating and may cause market uncertainty. As a result, market prices and yields of securities supported by the full faith and credit of the U.S. government may be adversely affected. Although remote, it is at least theoretically possible that under certain scenarios the U.S. Government could default on its debt, including U.S. Treasury securities.

Exchange Rate-Related U.S. Government Securities. The Fund may invest up to 5% of their assets in U.S. government securities for which the principal repayment at maturity, while paid in U.S. dollars, is determined by reference to the exchange rate between the U.S. dollar and the currency of one or more foreign countries (“Exchange Rate-Related Securities”). The interest payable on these securities is denominated in U.S. dollars, is not subject to foreign currency risk and, in most cases, is paid at rates higher than most other U.S. government securities in recognition of the foreign currency risk component of Exchange Rate-Related Securities.

Exchange Rate-Related Securities are issued in a variety of forms, depending on the structure of the principal repayment formula. The principal repayment formula may be structured so that the security holder will benefit if a particular foreign currency to which the security is linked is stable or appreciates against the U.S. dollar. In the alternative, the principal repayment formula may be structured so that the security holder benefits if the U.S. dollar is stable or appreciates against the linked foreign currency. Finally, the principal repayment formula can be a function of more than one currency and, therefore, be designed as a combination of those forms.

Investments in Exchange Rate-Related Securities entail special risks. There is the possibility of significant changes in rates of exchange between the U.S. dollar and any foreign currency to which an Exchange Rate-Related Security is linked. If currency exchange rates do not move in the direction or to the extent anticipated by the Sub-adviser at the time of purchase of the security, the amount of principal repaid at maturity might be significantly below the par value of the security, which might not be offset by the interest earned by the Fund over the term of the security. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets. These forces are affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors. The imposition or modification of foreign exchange controls by the U.S. or foreign governments or intervention by central banks could also affect exchange rates. Finally, there is no assurance that sufficient trading interest to create a liquid secondary market will exist for a particular Exchange Rate-Related Security because of conditions in the debt and foreign currency markets. Illiquidity in the forward foreign exchange market and the high volatility of the foreign exchange market may from time to time combine to make it difficult to sell an Exchange Rate-Related Security prior to maturity without incurring a significant price loss.

When-Issued and Delayed Delivery Securities

The Fund may purchase securities, including U.S. government securities, on a when-issued basis or may purchase or sell securities for delayed delivery. When-issued and delayed delivery basis, including “TBA” (to be announced) basis, transactions involve the purchase of an instrument with payment and delivery taking place in the future. In such transactions, delivery of the securities occurs beyond the normal settlement period, but no payment or delivery is made by the Fund prior to the actual delivery or payment by the other party to the transaction. The purchase of securities on a when-issued or delayed delivery basis involves the risk that the value of the securities purchased will decline prior to the settlement date. The sale of securities for delayed delivery involves the risk that the prices available in the market on the delivery date may be greater than those obtained in the sale transaction. When-issued and delayed delivery transactions will be fully collateralized by segregated liquid assets

INVESTMENT RESTRICTIONS

The following investment restrictions have been adopted by the Trust as fundamental policies of the Funs. The Fund’s investment objective, stated in the Prospectus, is not fundamental, meaning that each may be changed by a vote of a majority of the Board at any time upon at least 60 days’ prior notice to shareholders. Under the 1940 Act, a fundamental policy may not be changed without the vote of a majority of the outstanding voting securities of the Fund, which is defined in the 1940 Act as the lesser of (i) 67% or more of the shares present at the Fund meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the outstanding shares of the Fund.

The Fund may comply with its investment policies by investing a portion of its assets in the interests of other pooled investment vehicles, in which case the Fund’s investments in such entity shall be deemed to be an investment in the underlying securities in the same proportion as such entity’s investment in such securities bears to its net assets.

Fundamental Investment Restrictions

1. The Fund will not invest more than 25% of its total assets in securities, the issuers of which conduct their principal business activities in the same industry. For purposes of this limitation, U.S. government securities and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

2. The Fund will not issue “senior securities” as defined in the 1940 Act, and the rules, regulations and orders thereunder, except as permitted under the 1940 Act and the rules, regulations and orders thereunder, as such statute, rules, regulations or orders may be amended or interpreted from time to time.

3. The Fund will not borrow money, except that (a) the Fund may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities, in an amount not exceeding 33 1/3% of the value of the Fund’s total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) and (b) the Fund may, to the extent consistent with its investment policies, enter into reverse repurchase agreements, forward roll transactions and similar investment strategies and techniques.

4. The Fund will not make loans. This restriction does not apply to: (a) the purchase of debt obligations in which the Fund may invest consistent with its investment objectives and policies (including participation interests in such obligations); (b) repurchase agreements; and (c) loans of its portfolio securities.

5. The Fund will not purchase or sell real estate, real estate mortgages, commodities or commodity contracts, but this restriction shall not prevent the Fund from: (a) investing in and selling securities of issuers engaged in the real estate business and securities which are secured by real estate or interests therein; (b) holding or selling real estate received in connection with securities it holds; (c) trading in futures contracts and options on futures contracts or (d) investing in or purchasing real estate investment trust securities.

6. The Fund will not engage in the business of underwriting securities issued by other persons, except to the extent that the Fund may technically be deemed to be an underwriter under the 1933 Act in disposing of portfolio securities.

7. The Fund will not purchase any securities on margin (except for such short-term credits as are necessary for the clearance of purchases and sales of portfolio securities). For purposes of this restriction, the deposit or payment by the Fund of underlying securities and other assets in escrow and collateral agreements with respect to initial or maintenance margin in connection with futures contracts and related options and options on securities, indexes or similar items is not considered to be the purchase of a security on margin.

The Fund’s fundamental policies are written and will be interpreted broadly. For example, the policies will be interpreted to refer to the 1940 Act and the related rules as they are in effect from time to time, and to interpretations and modifications of or relating to the 1940 Act by the SEC and others as they are given from time to time. When a policy provides that an investment practice may be conducted as permitted by the 1940 Act, the policy will be interpreted to mean either that the 1940 Act expressly permits the practice or that the 1940 Act does not prohibit the practice.

Additional Information About Concentration

With respect to the fundamental policy relating to concentration set forth in (1) above, the 1940 Act does not define what constitutes “concentration” in an industry. The SEC staff has taken the position that investment of 25% or more of the Fund’s total assets in one or more issuers conducting their principal activities in the same industry or group of industries constitutes concentration. It is possible that interpretations of concentration could change in the future. In general, a fund that invests a significant percentage of its total assets in a single industry or group of industries may be particularly susceptible to adverse events affecting that industry or group of industries and may be more risky than a fund that does not concentrate in an industry.

The policy in (1) above will be interpreted to refer to concentration as that term may be interpreted from time to time. The policy also will be interpreted to permit investment without limit in the following: securities of the U.S. government and its agencies or instrumentalities; with respect to tax-exempt funds that invest 80% of their assets in tax-exempt securities, securities of state, territory, possession or municipal governments and their authorities, agencies, instrumentalities or political subdivisions; and repurchase agreements collateralized by any such obligations. Accordingly, issuers of the foregoing securities will not be considered to be members of any industry.

The policy also will be interpreted to give broad authority to the Fund as to how to classify issuers within or among industry groups, industries or sub-industries. When identifying sectors, industry groups, industries or sub-industries for purposes of its concentration policy, the Fund may rely upon available industry and sub-industry classifications. As of the date of the SAI, the Fund relies on the MSCI Global Industry Classification Standard (GICS) classifications. For purposes of the Fund’s concentration policy, the Fund may classify and re-classify companies in a particular industry or sub-industry and define and re-define industries and sub-industries in any reasonable manner, consistent with SEC and SEC staff guidance.

For purposes of the investment limitation on concentration in a particular industry, (i) each foreign government is deemed to be its own industry, (ii) loan participations will be considered investments in the industry or sub-industry of the underlying borrower, rather than that of the seller of the loan participation, (iii) municipal obligations are not considered a separate industry, (iv) finance companies will be considered a part of the industry they finance; and (v) each sub-industry of the GICS “Equity Real Estate Investment Trusts” industry will be considered a separate industry.

The following are non-fundamental investment restrictions and may be changed by a vote of a majority of the Board at any time upon at least 60 days’ prior notice to shareholders. The Fund’s investment objective, stated in the Prospectus, is not fundamental.

Non-Fundamental Investment Restrictions

Unless otherwise explicitly stated herein, the investment policies, strategies and restrictions of the Fund are not fundamental and may be changed by the Board, without shareholder approval. Further, the investment objective of the Fund is not fundamental and may be changed by the Board without shareholder approval.

1. The Fund will not invest in oil, gas or other mineral leases or exploration or development programs.

2. The Fund will not make short sales of securities, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

3. The Fund will not make investments for the purpose of exercising control or management.

4. The Fund will not purchase securities of other investment companies, except as permitted by the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

5. The Fund will not purchase or otherwise acquire any security if, as a result, more than 15% of its net assets would be invested in securities that are illiquid.

Any percentage limitations contained in the restrictions listed above or in the Fund’s investment policies, strategies and restrictions (other than with the fundamental investment restriction regarding borrowing described above) apply at the time of purchase of securities. With respect to the limitation on illiquid securities, in the event that a subsequent change in net assets or other circumstances causes the Fund to exceed its limitation, the Fund will take steps to bring the aggregate amount of illiquid instruments back within the limitations as soon as reasonably practicable. For purposes of the Fund’s investments in illiquid instruments, the term “illiquid investment” shall be defined in reference to Rule 22e-4 under the 1940 Act, as it may be interpreted, amended or supplemented by the SEC and its staff from time to time.

The Fund will, for the purpose of determining whether the Fund’s portfolio is concentrated in a particular industry, consider the investment policies and/or concentration of its underlying investment companies when determining the Fund’s compliance with its concentration policies.

TRUSTEES AND OFFICERS OF THE TRUST

The Trust’s Board of Trustees (“Board” or “Trustees”) is responsible for overseeing the Trust’s management and operations. The Board approves all significant agreements between the Trust and the companies that furnish services to the Fund, including agreements with the Trust’s distributor, Sub-adviser, custodian, transfer agent and administrator. The Board elects officers who are responsible for the day-to-day operations of the Trust and the Fund and who execute policies authorized by the Board.

Brinker Capital Investments, LLC (“Brinker Capital” or the “Adviser”), serves as the investment adviser for the Fund. The Fund employ a “multi-manager” strategy. The Adviser selects and oversees a professional money manager (the “Sub-adviser”) who is responsible for investing the assets of the Fund allocated to it. In addition to investment advisory services, the Adviser monitors and supervises the services provided to the Trust by its administrator. The Adviser also is responsible for conducting all operations of the Trust, except those operations contracted to the Sub-adviser, the custodian, the transfer agent and the administrator.

The names of the Trustees and officers of the Trust, their addresses and years of birth, together with information as to their principal business occupations and, for the Trustees, other board memberships they have held during the past five years, are set forth below. The executive officers of the Trust are employees of organizations that provide services to the Fund. Unless otherwise noted, the business address of each Trustee and Officer is 1055 Westlakes Drive, Suite 250 Berwyn, PA 19312.

Name, Address and Date of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Board Memberships Held During Past Five Years by Trustee
INDEPENDENT TRUSTEES*

Name, Address and Date of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Board Memberships Held During Past Five Years by Trustee
J. Scott Coleman, CFA 7 Forest Road Wayne, PA 19087 Birth Year: 1960	Trustee	Since 2017	President and Managing Partner of Woodland Park Consulting, LLC since 2017. President and CEO of Optimum Fund Trust from 2011 to 2015. President of Delaware Distributors from 2008 to 2015. Executive Vice President, Head of Distribution and Marketing, Delaware Investments 2008 to 2015. In addition, Head of Macquarie Investment Management EMEA Distribution from 2012 to 2015. Managing Director at Goldman Sachs & Co. from 2001 to 2008.	11	Optimum Fund Trust from 2011 to 2015.

Nicholas Marsini, Jr. 120 St. Moritz Drive Wilmington, DE 19807 Birth Year: 1955	Trustee, Chair of Audit Committee	Since 2017	Retired since 2016. Regional President of PNC Delaware from 2011 to 2016. Executive Vice President and Chief Financial Officer of PNC Global Investment Servicing from 1997 to 2010.	11	FundVantage Trust, Third Avenue Trust, Third Avenue Variable Series Trust.

Gregory E. McGowan Franklin Templeton 300 SE 2nd Street Fort Lauderdale, FL 33301 Birth Year: 1949	Trustee	Since 2017	President and CEO, GEMPENN Global Consultancy, Inc. since 2016. Senior Strategic Advisor, Franklin Templeton Investments in 2016. Executive Vice President, Director and General Counsel of Templeton International, Inc. from 1992 to 2016. Executive Vice President, Secretary and General Counsel of Templeton Global Advisors Limited (a Bahamian corporation) from 1992 to 2016.	11	Global Capital PLC (Malta Public Company), Franklin Templeton Sealand Fund Management Co. Ltd., China Life Franklin Asset Management Company Limited, Templeton Investment Counsel LLC, Franklin Templeton Trustee Services Private Limited (India), Franklin Templeton International Services S.A. (Luxembourg), Franklin Templeton Investments (Asia) Limited, Franklin Templeton Investments Japan Ltd., Templeton Asset Management Ltd. (Singapore), Franklin Templeton Holding Limited (Mauritius), Franklin Templeton Investment Services Mexico, S. de R. L.

*	Each Trustee remains in office until he or she resigns, retires or is removed.

INTERESTED TRUSTEES*

Joseph V. Del Raso** Pepper Hamilton LLP 3000 Two Logan Square, 18th & Arch Streets Philadelphia, PA 19103-2799 Birth Year: 1952	Trustee	Since 2017 (Chair of the Board until April 1, 2018).	Partner at Pepper Hamilton LLP (law firm) since 1998.	11	Global Capital PLC (Malta Public Company).

Noreen D. Beaman Brinker Capital Investments, LLC 1055 Westlakes Drive, Suite 250 Berwyn, PA 19312 Birth Year: 1964	Interim Chair of the Board of Trustees***	Since 2018	President of Brinker Capital Investments, LLC since 2020.**** Chief Executive Officer of Brinker Capital, Inc. from 2012 to 2020.	11	PIMCO RIA Advisory Board, MMI Board of Governors, MMI Leadership Pathway, Envestnet Institute Women In Wealth; St. Peter’s University Board of Trustees (2014 to 2017).

*	Each Trustee remains in office until he or she resigns, retires or is removed.

**	Mr. Del Raso became an “interested” Trustee (as such term is defined under Section 2(a)(19) of the Investment Company Act) as of April 1, 2018. The law firm at which Mr. Del Raso is a partner provides legal services to a current Sub-Adviser of the Funds, making Mr. Del Raso an interested person with respect to the Trust, as a technical matter, pursuant to paragraphs (A)(iii) and (B)(iv) of Section 2(a)(19) of the 1940 Act.

***	Since May 5, 2021.

****	Reflects the current title following the corporate transaction that closed on September 24, 2020.

Name, Address and Date of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years
OFFICERS*

Kevin Fustos Brinker Capital, Inc. 1055 Westlakes Drive, Suite 250 Berwyn, PA 19312 Birth Year: 1980	Chief Financial Officer & Treasurer	Since December 2020	Vice President of Financial Planning and Analysis, Orion Advisor Solutions, since 2016; Omaha Public Power District from 2004 to 2016.

Brian Ferko Brinker Capital Investments, LLC 1055 Westlakes Drive, Suite 250 Berwyn, PA 19312 Birth Year: 1971	Chief Compliance Officer & Anti-Money Laundering Officer	Since January 2017

Chief Compliance Officer of Brinker Capital Investments, LLC since 2020; Chief Compliance Officer of Brinker Capital, Inc. from 2015 to 2020; Chief Compliance Officer of Brinker Capital, Inc. contracted through Cipperman Compliance Services from 2010 to 2015; Chief Operating Officer of CCS from 2012 to 2015.

Name, Address and Date of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years
Jason B. Moore Brinker Capital Investments, LLC 1055 Westlakes Drive, Suite 250 Berwyn, PA 19312 Birth Year: 1972	President	Since January 2017	Chief Solutions Officer, Brinker Capital Investments since 2020; Chief Solutions Officer, Brinker Capital, Inc. from 2019 to 2020; Chief Administrative Officer, Brinker Capital, Inc. from 2016 to 2019; Managing Director, Morgan Stanley from 2012 to 2016.

Donna Marley Brinker Capital Investments, LLC 1055 Westlakes Drive, Suite 250 Berwyn, PA 19312 Birth Year: 1955	Chief Operating Officer	Since April 2017	Senior Vice President of Funds, Brinker Capital, Inc. since 2017; Executive Director, Morgan Stanley from 2009 to 2017.

Peter Townsend Brinker Capital Investments, LLC 1055 Westlakes Drive, Suite 250 Berwyn, PA 19312 Birth Year: 1977	Secretary & Deputy Chief Compliance Officer	Since January 2017	Deputy Funds Chief Compliance Officer at Brinker Capital, Inc. since 2017; Director of Compliance at Penn Capital Management Company, Inc. from 2015 to 2017; Director of Compliance at Cipperman Compliance Services from 2013 to 2015; Associate at J.P. Morgan Chase & Co. from 2008 to 2013.

Jeff Raupp, CFA Brinker Capital Investments, LLC 1055 Westlakes Drive, Suite 250 Berwyn, PA 19312 Birth Year: 1969	Chief Investment Officer	Since January 2017	Chief Investment Officer of Brinker Capital, Inc. Since 2018; Director of Investments of Brinker Capital, Inc. since 2017; Senior Vice President of Brinker Capital, Inc. in 2016; Senior Investment Manager of Brinker Capital, Inc. from 2008 to 2016.

Amy Magnotta, CFA Brinker Capital Investments, LLC 1055 Westlakes Drive, Suite 250 Berwyn, PA 19312 Birth Year: 1978	Investment Officer	Since January 2017	Senior Vice President and Head of Discretionary Portfolios of Brinker Capital, Inc. since 2017; Senior Investment Manager of Brinker Capital, Inc. from 2008 to 2017.

Leigh Lowman, CFA Brinker Capital Investments, LLC 1055 Westlakes Drive, Suite 250 Berwyn, PA 19312 Birth Year: 1982	Investment Officer	Since January 2017	Investment Manager, Brinker Capital, Inc. since 2017; Senior Investment Analyst, Brinker Capital, Inc. from 2015 to 2017; Outreach Analyst, The Investment Fund for Foundations from 2014 to 2015; Senior Associate, Mondrian Investment Partners from 2011 to 2014.

Christopher Hart Brinker Capital Investments, LLC 1055 Westlakes Drive, Suite 250 Berwyn, PA 19312 Birth Year: 1971	Investment Officer	Since January 2017	Senior Vice President and Head of Platform Manager Research at Brinker Capital, Inc. since 2017; Senior Vice President in 2016; Core Investment Manager at Brinker Capital, Inc. from 2014 to 2016; Investment Director at RS Investments 2013; Vice President/Investment Officer at Morgan Stanley Smith Barney from 2006 to 2013.

Name, Address and Date of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years
Timothy Holland, CFA Brinker Capital Investments, LLC 1055 Westlakes Drive, Suite 250 Berwyn, PA 19312 Birth Year: 1969	Investment Officer	Since June 2017	Senior Vice President and Global Investment Strategist of Brinker Capital, Inc. since 2017; Co-Head US Sub Advisory of Pictet Asset Management in 2016; Portfolio Manager and Partner of TAMRO Capital Partners from 2005 to 2016.

Kristen Pilipzeck Brinker Capital Investments, LLC 1055 Westlakes Drive, Suite 250 Berwyn, PA 19312 Birth Year: 1987	Investment Officer	Since March 2019	Investment Analyst, Brinker Capital, Inc. since 2017; Operations Associate, Brinker Capital, Inc. from 2010 to 2017.

*	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

Board Composition and Leadership Structure

Three of the five Trustees on the Board (60%) are not “interested persons” (as defined in the 1940 Act) of the Trust and are not affiliated with the Adviser or any Sub-adviser (“Independent Trustees”). Ms. Beaman, an Interested Trustee, serves as Interim Chair of the Board. There are three primary committees of the Board: the Audit Committee, the Governance Committee and the Valuation Committee. The Audit Committee is chaired by Mr. Marsini and includes all of the Independent Trustees. The Governance Committee is chaired by Mr. Del Raso and includes Ms. Beaman and Messrs. McGowan and Coleman. The Valuation Committee includes Messrs. Marsini and McGowan. The Board has determined that this leadership structure is appropriate given (i) the specific characteristics and circumstances of the Trust, (ii) the services that the Adviser and its affiliates and the Sub-adviser provide to the Trust, and (iii) the potential conflicts of interest that could arise from these relationships. The Board believes that the existing Board structure is appropriate because, among other things, it allows the Independent Trustees to exercise independent business judgment in evaluating the Trust’s management and service providers.

Board Oversight of Risk Management

The Board considers risk management as part of its general oversight responsibilities. As is the case with virtually all mutual funds, service providers to the Trust, primarily the Adviser and its affiliates and the Sub-adviser, have responsibility for the day-to-day management of the Fund, which includes responsibility for risk management (including management of investment performance and investment risk, valuation risk, issuer and counterparty credit risk, compliance risk and operational risk). As part of its oversight, the Board, acting at its scheduled meetings, or the Chair of the Board or the appropriate Committees, acting between Board meetings, regularly interacts with and receives reports from senior personnel of service providers, including the Adviser’s investment officers, the Trust’s and the Adviser’s Chief Compliance Officer (“CCO”) and the Sub-adviser’s portfolio management personnel. The Board’s Audit Committee meets during its scheduled meetings, and between meetings the Audit Committee Chair maintains contact, with the Trust’s independent registered public accounting firm and the Trust’s Chief Financial Officer. The Board receives periodic presentations from senior personnel of the Adviser or its affiliates regarding investment performance of the Fund and the applicable investment risk management process. The Board also receives periodic presentations from senior personnel of the Adviser or its affiliates and the Sub-adviser regarding risk management, as well as periodic presentations regarding specific operational, compliance or investment areas, such as business continuity, anti-money laundering, cybersecurity, personal trading, valuation, credit, investment research, portfolio trading and transactions, and securities lending. The Board has adopted policies and procedures designed to address certain risks to the Fund. In addition, the Adviser and other service providers to the Trust have adopted a variety of policies, procedures and controls designed to address particular risks to the Fund, many of which are reviewed by the Board. Different processes, procedures and controls are employed with respect to different types of risks. However, it is not possible to eliminate all risks applicable to the Fund. The Board also receives reports from counsel to the Trust, also counsel to the Adviser and the Independent Trustees’ own independent legal counsel regarding regulatory compliance and governance matters. The Board’s oversight role does not make the Board a guarantor of the Fund’s investments or activities.

Individual Trustee Qualifications

The Board believes that each Trustee’s experience, qualifications, attributes or skills individually and in combination with those of the other Trustees support the conclusion that the Board possesses the requisite attributes and skills to effectively oversee the management of the Trust and protect the interests of Fund shareholders. The Board believes that the significance of each Trustee’s experience, qualifications, attributes or skills is an individual matter (meaning that experience that is important for one Trustee may not have the same value for another) and that these factors are best evaluated at the Board level, with no single Trustee, or particular factor, being indicative of Board effectiveness. The Board also believes that Trustees must have the ability to critically review, evaluate, question and discuss information provided to them, and to interact effectively with each other and with Trust management, service providers and counsel, in order to exercise effective business judgment in the performance of their duties. The Board believes that the Trustees satisfy this standard. Experience relevant to this ability may be achieved through a Trustee’s educational background; business, professional training or practice (e.g., accounting or law), public service or academic positions; experience from service as a board member (including the Board of the Trust) or as an executive of investment funds, public companies or significant private or not-for profit entities or other organizations; or other life experiences. The Board noted that most of the Trustees had experience serving as directors on the boards of operating companies and/or other investment companies. The Board considered that the various Trustees have or had careers in the financial services or investment management industries, including holding executive positions in companies engaged in these industries, which allows these Trustees to bring valuable, relevant experience as members of the Board.

Board Committees

The Trust has an Audit Committee. The members of the Audit Committee consist of all the Independent Trustees of the Trust, namely, Mr. Coleman, Mr. Marsini Jr. and Mr. McGowan. The Trust also has a Governance Committee composed of Ms. Beaman, Mr. Coleman, Mr. Del Raso and Mr. McGowan. Third, the Trust has a Valuation Committee, composed of Mr. Marsini and Mr. McGowan. The Board at times may constitute other committees of the Board to assist in the evaluation of specific matters.

The Audit Committee oversees the Fund’s audit, accounting and financial reporting policies and practices and its internal controls. The Audit Committee approves, and recommends to the Board for its ratification, the selection, appointment, retention or termination of the Trust’s independent registered public accounting firm and reviews the compensation of the independent registered public accounting firm. The Audit Committee also pre-approves all audit and permissible non-audit services provided to the Fund by the independent registered public accounting firm and all permissible non-audit services provided by the Trust’s independent registered public accounting firm to the Adviser and any advisory affiliates. The Audit Committee met three times during the Trust’s most recent fiscal year.

The primary responsibility of the Governance Committee is to support the Board in providing effective and efficient governance of the Trust. The Governance Committee reviews and considers, on behalf of all of the Trustees, the Trust’s Advisory Agreement (defined below), Sub-advisory Agreement (defined below), and agreements with the Trust’s distributor, and assists the Trustees in fulfilling their responsibilities relating to the Board’s evaluation and consideration of these arrangements. The Governance Committee also reviews the compensation to be paid to the Board and coordinates the Board’s annual self-assessment for the purposes of evaluating the performance and effectiveness of the Board. The Governance Committee met four times during the Trust’s most recent fiscal year.

The Valuation Committee oversees the implementation and application of the Trust’s pricing and valuation procedures and recommends to the Board any proposed changes to the procedures, as needed. The Valuation Committee has delegated daily authority to a pricing team at the Adviser to make all necessary determinations of fair value of the portfolios securities for which market quotations are not readily available or are deemed unreliable. All actions of the Adviser’s pricing team must be reported to and are subject to review by the Valuation Committee. The Board or the Valuation Committee must approve any material changes to the fair value procedures used by the Adviser’s pricing team. Upon the request of the Board, a member of the Valuation Committee, or its delegee, will provide a report on the prior meeting of the Valuation Committee at the next scheduled quarterly meeting of the Board. The Valuation Committee met four times during the Trust’s most recent fiscal year.

Securities Beneficially Owned by Each Trustee

The following table shows the dollar amount range of each Trustee’s “beneficial ownership” of shares of the Fund as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended (the “1934 Act”). The Trustees and officers of the Fund, together as a group, beneficially owned less than 1% of each class of the Fund’s outstanding shares.

Name of Trustee	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in the Trust
Joseph V. Del Raso	None	None

J. Scott Coleman	None	None

Nicholas Marsini Jr.	None	None

Gregory E. McGowan	None	None

Noreen D. Beaman	None	None

Trustee Compensation

The following table shows the compensation paid by the Trust to each Independent Trustee during the last fiscal year of the Trust. Trustees who are “interested persons” of the Trust (as defined in the 1940 Act) and officers of the Trust do not receive compensation directly from the Trust. The Fund may bear a portion of the CCO’s annual compensation.

Independent Trustees each receive an annual retainer and fees for Board meeting attendance. In addition, the Chair of the Board, Audit Committee Chair and Governance Committee Chair receive an additional annual retainer. This compensation will be allocated among the various series comprising the Trust based on the net assets of each series. Independent Trustees may receive additional fees from the applicable series for any special meetings at rates assessed by the Trustees depending on whether in-person attendance is required. All Trustees are reimbursed for expenses in connection with each board meeting attended, which reimbursement is allocated among applicable series of the Trust. The Trust has no pension or retirement plan. Set forth below is the expected rate of compensation earned by the following Independent Trustees. The Trust and the Fund Complex paid the following fees to the Trustees during its most recently completed fiscal year:

Name of Person	Aggregate Compensation from Trust	Pension or Retirement Benefits Accrued as Part of Trust Expenses	Estimated Annual Benefits Upon Retirement	Estimated Total Compensation from Fund Complex*
Interested
Joseph V. Del Raso, Governance Committee Chair	$153,125.00	$0	None	$153,125.00
Noreen D. Beaman	$0	$0	None	$0
Independent
Ellyn L. Brown**	$163,125.00	$0	None	$163,125.00
J. Scott Coleman	$128,125.00	$0	None	$128,125.00
Nicholas Marsini, Jr., Audit Committee Chair	$153,125.00	$0	None	$153,125.00
Gregory E. McGowan	$128,125.00	$0	None	$128,125.00

*	Excludes reimbursement for any out-of-pocket expenses incurred to attend meetings of the Board.

**	Ms. Brown resigned as an Independent Trustee and Chair of the Board, effective April 23, 2021, to pursue other interests. Ms. Brown had served on the Board since its organization on January 17, 2017 and had acted as Chair of the Board since April 1, 2018.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or has acknowledged the existence of control. Persons who owned of record of beneficially more than 25% of the Fund’s outstanding shares may be deemed to control the Fund within the meaning of the 1940 Act. A shareholder who controls the Fund could have the ability to vote a majority of the shares of the Fund on any matter requiring the approval of shareholders of the Fund, including changes to the Fund’s fundamental policies or terms of the advisory agreement with the Adviser.

Because the Fund is new, as of the date of this SAI, the Fund did not have any principal shareholders or control persons to report.

PORTFOLIO TRANSACTIONS

Decisions to buy and sell securities for the Fund are made by the Sub-adviser, subject to the overall review of the Adviser and the Board. Although investment decisions for the Fund are made independently from those of the other accounts managed by the Sub-adviser, investments of the type that the Fund may make also may be made by those other accounts. When the Fund and one or more other accounts managed by the Sub-adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the Sub-adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund.

The Board has approved procedures in conformity with Rule 10f-3 under the 1940 Act whereby the Fund may purchase securities that are offered in underwritings in which an affiliate participates. These procedures prohibit the Fund from directly or indirectly benefiting an affiliate in connection with such underwritings. In addition, for underwritings where an affiliate participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that the Fund could purchase in the underwritings.

Transactions on U.S. stock exchanges and some foreign stock exchanges involve the payment of negotiated brokerage commissions. On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers. On most foreign exchanges, commissions are generally fixed. No stated commission is generally applicable to securities traded in the U.S. over-the-counter markets, but the underwriters include an underwriting commission or concession and the prices at which securities are purchased from and sold to dealers include a dealer’s mark-up or mark-down. U.S. government securities generally are purchased from underwriters or dealers, although certain newly issued U.S. government securities may be purchased directly from the U.S. Treasury or from the issuing agency or instrumentality.

In selecting brokers or dealers to execute securities transactions on behalf of the Fund, the Sub-adviser seeks the best overall terms available. In assessing the best overall terms available for any transaction, the Sub-adviser will consider the factors it deems relevant, including, but not limited to, the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis. In addition, the Advisory Agreement (as defined below) between the Adviser and the Sub-adviser authorizes the Sub-adviser, in selecting brokers or dealers to execute a particular transaction, and in evaluating the best overall terms available, to consider the brokerage and research services (as those terms are defined in Section 28(e) of the 1934 Act) provided to the Fund and/or other accounts over which the Sub-adviser or its affiliates exercise investment discretion. In doing so, the Fund may pay higher commission rates than the lowest available when the Sub-adviser believes it is reasonable to do so in light of the value of the brokerage and research services provided by the broker effecting the transaction, as discussed below. It has for many years been a common practice in the investment advisory business for advisers of investment companies and other institutional investors to receive research services from broker-dealers which execute portfolio transactions for the clients of such advisers. Consistent with this practice, the Sub-adviser receives research services from many broker-dealers with which the Sub-adviser places portfolio trades. The Sub-adviser may also receive research or research credits from brokers, which are generated from underwriting commissions when purchasing new issues of fixed income securities or other assets for the Fund. These services, which in some cases may also be purchased for cash, include such matters as general economic and security market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities. Some of these services are of value to the Sub-adviser in advising its clients (including the Fund), although not all of these services are necessarily useful and of value in managing the Fund. The fees under the Advisory Agreement and the Sub-Advisory Agreement, respectively, are not reduced by reason of the Fund’s Sub-adviser receiving brokerage and research services. As noted above, the Sub-adviser may purchase new issues of securities for the Fund in underwritten fixed price offerings. In these situations, the underwriter or selling group member may provide the Sub-adviser with research in addition to selling the securities (at the fixed public offering price) to the Fund or other advisory clients. Because the offerings are conducted at a fixed price, the ability to obtain research from a broker-dealer in this situation provides knowledge that may benefit the Fund, other Sub-adviser clients, and the Sub-adviser without incurring additional costs. These arrangements may not fall within the safe harbor of Section 28(e) because the broker-dealer is considered to be acting in a principal capacity in underwritten transactions. However, the Financial Industry Regulatory Authority (“FINRA”) has adopted rules expressly permitting broker-dealers to provide bona fide research to advisers in connection with fixed price offerings under certain circumstances. As a general matter in these situations, the underwriter or selling group member will provide research credits at a rate that is higher than that which is available for secondary market transactions.

The research services received from a broker-dealer may be complicated by MiFID II, which places restrictions on the receipt of research services by EU authorized investment firms and certain affiliated US asset managers.

The Board will periodically review the commissions paid by the Fund to determine if the commissions paid over representative periods of time were reasonable in relation to the benefits inuring to the Fund. Over-the-counter purchases and sales by the Fund are transacted directly with principal market makers except in those cases in which better prices and executions may be obtained elsewhere.

To the extent consistent with applicable provisions of the 1940 Act and the rules and exemptions adopted by the SEC under the 1940 Act, the Board has determined that transactions for the Fund may be executed through an affiliated broker-dealer if, in the judgment of the Sub-adviser, the use of an affiliated broker-dealer is likely to result in price and execution at least as favorable as those of other qualified broker-dealers, and if, in the transaction, the affiliated broker-dealer charges the Fund a fair and reasonable rate.

The Fund will not purchase any security, including U.S. government securities, during the existence of any underwriting or selling group relating thereto of which any affiliate of the Fund thereof, is a member, except to the extent permitted by the SEC.

The Fund may use an affiliated broker-dealer as a commodities broker in connection with entering into futures contracts and options on futures contracts if, in the judgment of the Sub-adviser, the use of an affiliated broker-dealer is likely to result in price and execution at least as favorable as those of other qualified broker-dealers, and if, in the transaction, the affiliated broker-dealer charges the Fund a fair and reasonable rate.

The Fund does not direct brokerage to brokers in recognition of, or as compensation for, the promotion or sale of Fund shares.

BROKERAGE COMMISSIONS PAID

As of March 21, 2021, the Fund had not yet commenced operations and therefore had not paid any brokerage commissions.

PORTFOLIO TURNOVER

The Fund may engage in active short-term trading to benefit from yield disparities among different issues of securities, to seek short-term profits during periods of fluctuating interest rates or for other reasons. The Fund will not consider portfolio turnover rate a limiting factor in making investment decisions.

The Fund’s turnover rate is calculated by dividing the lesser of purchases or sales of its portfolio securities for the year by the monthly average value of the portfolio securities. Securities or options with remaining maturities of one year or less on the date of acquisition are excluded from the calculation. Since the Fund is authorized to engage in transactions in options, it may experience increased portfolio turnover under certain market conditions as a result of their investment strategies. For instance, the exercise of a substantial number of options written by the Fund (because of appreciation of the underlying security in the case of call options or depreciation of .the underlying security in the case of put options) could result in a turnover rate in excess of 100%. A portfolio turnover rate of 100% would occur if all of the Fund’s securities that are included in the computation of turnover were replaced once during a period of one year.

Certain practices that may be employed by the Fund could result in high portfolio turnover. For example, portfolio securities may be sold in anticipation of a rise in interest rates (market decline) or purchased in anticipation of a decline in interest rates (market rise) and later sold. In addition, a security may be sold and another of comparable quality purchased at approximately the same time to take advantage of what the Sub-adviser believes to be a temporary disparity in the normal yield relationship between the two securities. These yield disparities may occur for reasons not directly related to the investment quality of particular issues or the general movement of interest rates, such as changes in the overall demand for, or supply of, various types of securities. Portfolio turnover rates may vary greatly from year to year as well as within a particular year and may be affected by cash requirements for redemptions of the Fund’s shares as well as by requirements that enable the Fund to receive favorable tax treatment.

The Fund had not yet commenced investment operations as of the date of this Statement of Additional Information. Therefore, no turnover rate information is available.

INVESTMENT MANAGEMENT AND OTHER SERVICES

Adviser; Sub-adviser. Brinker Capital, Inc., serves as investment adviser to the Trust pursuant to an investment advisory agreement (“Advisory Agreement”) between the Trust and Brinker Capital. The Sub-adviser serves as investment adviser to the Fund pursuant to a separate written agreement with the Adviser on behalf of the Fund (“Sub-advisory Agreement”).

The Fund bears its own expenses, which generally include all costs not specifically borne by the Adviser, the distributor, the Sub-adviser, the Administrator, the transfer agent or other service providers. Included among the Fund’s expenses are costs incurred in connection with the Fund’s organization; investment management and administration fees; fees for necessary professional and brokerage services; fees for any pricing services; the costs of regulatory compliance; and costs associated with maintaining the Trust’s legal existence and shareholder relations.

Under the Advisory Agreement, the Fund pays Brinker Capital an investment advisory fee calculated daily at an annual rate based on the Fund’s average daily net assets and paid monthly in arrears. Brinker Capital pays the Sub-adviser a sub-advisory fee from its investment advisory fees.

The maximum allowable annual management fee, the aggregate sub-advisory fee expected to paid by Brinker Capital to the Sub-adviser and the maximum fee expected to be retained by Brinker Capital for the Trust’s current fiscal year are indicated below. The Fund’s actual advisory fees may be less than the amounts set forth in the Prospectus due to the effect of additional voluntary fee waivers.

Aggregate Sub-advisory Fee Paid by Brinker Capital	Portion of Advisory Fee Retained by Brinker Capital	Portion of Advisory Fee Waived by Brinker Capital	Total Contractual Advisory Fee
0.35%	0.39%	0.11%	0.85%

Effective May 7, 2021, Brinker Capital has contractually agreed to waive a portion of its advisory fee with respect to the Fund until the period ended June 30, 2022 in order to keep the Fund’s management fees from exceeding 0.39% more than the total amount of sub-advisory fees paid by Brinker Capital with respect to the Fund. The agreement may be amended or terminated only with the consent of the Board of Trustees.

Under certain circumstances, the Adviser may engage one or more third-party transition management service providers to execute transactions on behalf of the Fund where the Adviser has allocated a portion of the Fund’s assets away from the Sub-adviser, but the Board has not yet approved an advisory agreement with a replacement Sub-adviser or such replacement Sub-adviser has not yet begun managing Fund assets. During such time, the Adviser will instruct the transition manager(s) as to what transactions to effect on behalf of the Fund’s portfolio. The duration of any such transition management services will be determined by the Adviser’s ability to identify an appropriate replacement Sub-adviser and when such replacement Sub-adviser can begin managing Fund assets.

Administrator. Brown Brothers Harriman & Co. serves as the administrator (“Administrator”) to the Fund pursuant to a written agreement (“Administration Agreement”). For its administrative services, the Administrator receives an annual asset-based fee. The fee is calculated and allocated daily based on the relative assets of the Fund.

As administrator, Brown Brothers Harriman & Co. provides various administrative services, including assisting with the supervision of the Trust’s operations, accounting and bookkeeping, calculating the Fund’s daily NAV, preparing reports to the Fund’s shareholders, preparing and filing reports with the SEC and state securities authorities, preparing and filing tax returns and preparing materials for meetings of the Trustees and its committees.

The Adviser and the Sub-adviser pays the salaries of all officers and employees who are employed by them and the Trust, and the Adviser. Brinker Capital maintains office facilities for the Trust. The Adviser, the Sub-adviser and Administrator bear all expenses in connection with the performance of their respective services under the Advisory Agreement, the Sub-advisory Agreement, and the Administration Agreement, except as otherwise provided in the respective agreement.

Disclosure of Portfolio Holdings

The Trust has adopted policies and procedures with respect to the disclosure of the Fund’s securities and any ongoing arrangements to make available information about the Fund’s securities holdings. The policy requires that consideration always be given as to whether disclosure of information about the Fund’s securities holdings is in the best interests of the Fund’s shareholders, and that any conflicts of interest between the interests of the Fund’s shareholders and those of the Adviser, the Administrator, the Distributor or their affiliates, be addressed in a manner that places the interests of Fund shareholders first. The policy provides that information regarding the Fund’s securities holdings may not be shared with non-employees of the Trust’s service providers, with investors or potential investors (whether individual or institutional), or with third-parties unless it is done for legitimate Fund’s business purposes and in accordance with the policy.

The policy generally provides for the release of details of securities positions once they are considered “stale.” Data is considered stale 5 calendar days following month-end with respect to the Fund. The Adviser believes that this passage of time prevents a third-party from benefiting from an investment decision made by a portfolio that has not been fully reflected by the market.

Under the policy, the Fund’s complete list of holdings (including the size of each position) may be made available to investors, potential investors, third-parties and non-employees with simultaneous public disclosure at least 5 days after calendar month-end. Typically, simultaneous public disclosure is achieved by the filing of Form N-PORT or Form N-CSR in accordance with SEC rules, provided that such filings may not be made until 5 days following month-end and/or posting the information to the Trust’s Internet site that is accessible by the public, or through public release by a third-party vendor.

Under the policy, if information about the Fund’s securities holdings is released pursuant to an ongoing arrangement with any party, the Fund must have a legitimate business purpose for the release of the information, and either the party receiving the information must be under a duty of confidentiality, or the release of non-public information must be subject to trading restrictions and confidential treatment to prohibit the entity from sharing with an unauthorized source or trading upon any non-public information provided. The Fund, the Adviser, any service provider and any of their affiliated parties may not receive compensation or any other consideration in connection with such arrangements. Ongoing arrangements to make available information about the Fund’s portfolio securities will be reviewed at least annually by the Trustees.

The approval of the CCO, or his or her designee, must be obtained before entering into any new ongoing arrangement or altering any existing ongoing arrangement to make available portfolio holdings information, or with respect to any exceptions to the policy. Any exceptions to the policy must be consistent with the purposes of the policy. Exceptions are considered on a case-by-case basis and are granted only after a thorough examination and consultation with the Adviser’s and Administrator’s legal department, as necessary. Exceptions to the policies are reported to the Trustees at their next regularly scheduled meeting.

Set forth below is a chart showing those parties with whom the Adviser, on behalf of the Fund, has authorized ongoing arrangements that include the release of portfolio holding information, the frequency of the release under such arrangements, and the length of the lag, if any, between the date of the below as recipients are service providers, fund rating agencies, consultants and analysts.

The Fund may release its portfolio holdings to the following recipients:

Recipient	Frequency	Delay Before Dissemination
BBH&Co. (Administrator, Fund Custodian and Accounting Agent)	Daily	None
FactSet Research Systems Inc.	Daily	None
MSCI Inc.	Daily	None
Morningstar Inc.	Monthly	5 days after month end
Bloomberg	Monthly	5 days after month end
Foreside	Monthly	Last business day
Global Trading Analytics	Monthly	Last business day
Ernst & Young (Passive Foreign Investment Company analytics	As Needed	None
ISS (Proxy Voting Services)	As Needed	None
BBD, LLP (Audit Firm)	As Needed	None

Proxy Voting Policies

Although individual Trustees may not agree with particular policies or votes by the Adviser, the Board has approved delegating proxy voting discretion to the Adviser and Sub-adviser believing that they should be responsible for voting because it is a matter relating to the investment decision making process.

Non-equity securities, such as debt obligations and money market instruments are not usually considered to be voting securities, and proxy voting, if any, is typically limited to the solicitation of consents to changes in or waivers of features of debt securities, or plans of reorganization involving the issuer of the security. In the rare event that proxies are solicited with respect to any of these securities, the Adviser or the Sub-adviser, as the case may be, would vote the proxy in accordance with the principles set forth in its proxy voting policies and procedures, including the procedures used when a vote presents a conflict between the interests of Fund shareholders, on the one hand, and those of the Adviser or the Sub-adviser or any affiliated person of the Fund and the Fund’s shareholders, on the other.

Attached as Appendix B are copies of the guidelines and procedures that the Adviser and Sub-adviser use to determine how to vote proxies relating to portfolio securities, including the procedures that the Adviser and or Sub-adviser use when a vote presents a conflict between the interests of Fund shareholders, on the one hand, and those of the Adviser or any affiliated person of the Trust or the Adviser or Sub-adviser, on the other. This summary of the guidelines gives a general indication as to how the Adviser and Sub-adviser will vote proxies relating to portfolio securities on each issue listed. However, the guidelines do not address all potential voting issues or the intricacies that may surround individual proxy votes. For that reason, there may be instances in which votes may vary from the guidelines presented. Notwithstanding the foregoing, the Adviser and-or Sub-adviser as applicable always endeavors to vote proxies relating to portfolio securities in accordance with the Fund’s investment objectives.

The proxy voting policies of the Sub-adviser, or summaries thereof, are also found in Appendix B.

Information on how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 will be available, without charge, on the Trust’s website at: www.destinationsfunds.com.

Code of Ethics

Pursuant to Rule 17j-1 of the 1940 Act, each of the Trust, the Adviser, the Sub-adviser and distributor has adopted a code of ethics that permits personnel to invest in securities for their own accounts, including securities that may be purchased or held by the Fund. All personnel must place the interests of clients first and avoid activities, interests and relationships that might interfere with the duty to make decisions in the best interests of the clients. All personal securities transactions by employees must adhere to the requirements of the code and must be conducted in such a manner as to avoid any actual or potential conflict of interest, the appearance of such a conflict, or the abuse of an employee’s position of trust and responsibility.

Copies of the codes of ethics of the Trust, the Adviser, Sub-adviser and distributor are on file with the SEC.

COUNSEL AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Morgan, Lewis & Bockius LLP, located at 1701 Market Street, Philadelphia, PA 19103, serves as counsel to the Trust. Kathryn B. McGrath, Esq. of the Law Offices of Ian M. McGrath PLC serves as independent counsel to the Independent Trustees and Mr. Del Raso.

BBD, LLP, 1835 Market Street, 3rd Floor, Philadelphia, Pennsylvania 19103, serves as the independent registered public accounting firm of the Trust.

In the interest of economy and convenience, certificates representing shares in the Trust are not physically issued. UMB Fund Services, Inc., the Trust’s transfer agent, maintains a record of each shareholder’s ownership of Trust shares. Shares do not have cumulative voting rights, meaning that holders of more than 50% of the shares voting for the election of Trustees can elect all Trustees. Shares are transferable, but have no preemptive, conversion or subscription rights. Shareholders generally vote on a Trust-wide basis, except with respect to proposals affecting an individual Fund, such as those with respect to the Advisory Agreement.

PORTFOLIO MANAGER DISCLOSURE

Portfolio Managers

Brinker Capital Investments, LLC

Compensation. Brinker Capital compensates each portfolio manager for his or her management of the Fund. The portfolio manager’s discretionary annual bonus includes a combination of both the Destinations advisory portfolios performance and overall company performance. Each portfolio manager’s discretionary annual bonus is determined by the performance of the advisory portfolios (which utilize the Fund and are offered by Brinker) for which the portfolio manager is responsible for over both a short-term and long-term time horizon. Additional factors in the discretionary annual bonus for each portfolio manager include a qualitative review of the portfolio manager’s contributions to the Adviser and the overall performance of the Adviser.

Ownership of Fund Shares. As of the date of this SAI, the Fund had not commenced operations. Therefore, the Portfolio Managers did not own any shares of the Fund.

Other Accounts. As of March 31, 2021, the portfolio managers were responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Jeff Raupp, CFA	0	$0	0	$0	2,218	$587.3
Amy Magnotta, CFA	0	$0	0	$0	2,218	$587.3
Leigh Lowman, CFA	0	$0	0	$0	2,218	$587.3

Conflicts of Interest. The portfolio managers’ management of registered investment companies, other pooled investment vehicles or other accounts may give rise to actual or potential conflicts of interest in connection with their day-to-day oversight of the Fund’s investments. The other accounts might have similar investment objectives as the Fund or hold, purchase or sell securities that are eligible to be held, purchased or sold by the Fund.

While the portfolio managers’ management of the other accounts may give rise to the following potential conflicts of interest, Brinker Capital does not believe that the conflicts, if any, are material or, to the extent any such conflicts are material, Brinker Capital believes that it has designed policies and procedures that are reasonably designed to manage such conflicts in an appropriate way.

Knowledge of the Timing and Size of Fund Trades. A potential conflict of interest may arise as a result of the portfolio managers’ day-to-day oversight of the Fund. Because of their positions with the Fund, the portfolio managers may know the size, timing and possible market impact of Fund trades. It is theoretically possible that the portfolio managers could use this information to the advantage of the other accounts and to the possible detriment of the Fund. However, Brinker Capital has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

Investment Opportunities. A potential conflict of interest may arise as a result of the portfolio managers’ oversight of the Fund and other accounts, which, in theory, may allow them to allocate investment opportunities in a way that favors the other accounts over the Fund. This conflict of interest may be exacerbated to the extent that Brinker Capital or the portfolio managers receive, or expect to receive, greater compensation from their management of the other accounts than the Fund. Notwithstanding this theoretical conflict of interest, it is Brinker Capital’s policy to manage each account based on its investment objectives and related restrictions and, as discussed above, Brinker Capital has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time and in a manner consistent with each account’s investment objectives and related restrictions. For example, while the portfolio managers may buy for other accounts securities that differ in identity or quantity from securities bought for the Fund, such an approach might not be suitable for the Fund given their investment objectives and related restrictions.

Gateway Investment Advisers, LLC

Gateway Investment Advisers, LLC (“Gateway”) serves as a Sub-Adviser to a portion of the assets of the Fund. Gateway is a Delaware limited liability company and an SEC-registered investment adviser. Gateway is a wholly-owned subsidiary of Natixis Investment Advisers, LLC. As of March 31, 2021, Gateway had approximately $10.17 billion in assets under management.

Compensation. Brinker pays Gateway Investment Advisers, LLC (Gateway) a fee based on the assets under management of the Fund as set forth in an investment sub-advisory agreement between Gateway and Brinker. Gateway’s compensation structure is designed to attract and retain high caliber investment professionals necessary to deliver high quality investment management services to its clients. The following information relates to the period ended March 31, 2021.

The compensation of the portfolio managers is comprised of three components: base salary; incentive compensation related to the profitability of Gateway (with management fees for the Shelter Fund and all other Gateway-managed accounts being asset-based, not performance-based, either absolutely or in relation to any benchmark); and a retirement plan.  The incentive compensation component, comprised of both a long-term incentive pool and a short-term incentive pool, is anticipated to be larger than the base salary component.  Messrs. Buckius and Toft are parties to employment agreements that provide for automatic renewals for successive one-calendar-year periods and, among other things, a specified base salary and certain undertakings not to compete with the Adviser or solicit its clients.  The non-competition and non-solicitation undertakings will expire one year from the termination of employment.

Ownership of Fund Shares. As of March 31, 2021, the Fund had not yet commenced operations. Accordingly, no portfolio manager of Gateway Investment Advisers, LLC beneficially owned shares of the Fund on such date.

Other Accounts. As of March 31, 2021, in addition to the Fund, Gateway Investment Advisers, LLC’s portfolio managers were responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Daniel M. Ashcraft	4	$7,580.4	0	$0	28	$942.1

Michael T. Buckius	4	$7,580.4	0	$0	41	$1,074.7

Kenneth H. Toft	4	$7,580.4	0	$0	15	$909.4

Mitchell J. Trotta	0	$0	0	$0	10	$50.0

Conflicts of Interest. A conflict of interest may arise as a result of the portfolio manager being responsible for multiple accounts, including the Fund, which may have different investment guidelines and objectives. In addition to the Fund, these accounts may include accounts of registered investment companies, private pooled investment vehicles and other accounts. A conflict of interest may exist if Gateway identifies a limited investment opportunity that may be appropriate for more than one account, but the Fund is not able to take full advantage of that opportunity due to the need to allocate that opportunity among multiple accounts. In addition, Gateway may execute transactions for another account that may adversely impact the value of securities held by the Fund. However, Gateway believes that these risks are mitigated by the fact that accounts with like investment strategies managed by Gateway are generally managed in a similar fashion, subject to exceptions, such as those resulting from different cash availability and/or liquidity requirements, investment restrictions or policies, the time competing accounts have had funds available for investment or have had investments available for sale, an account’s participation in other opportunities, tax considerations and the relative size of portfolio holdings of the same or comparable securities. In addition, Gateway has adopted trade allocation procedures that require equitable allocation of trade orders for a particular security among participating accounts.

PURCHASE OF SHARES

Class I Shares. Class I Shares are intended for investors participating in Destinations, an investment advisory program, other asset-based fee programs sponsored by Brinker Capital or through certain third-party advisory programs, which includes a sub-transfer agent fee.

Class Z Shares. Class Z Shares are intended for investors participating in Destinations, an investment advisory program, other asset-based fee programs sponsored by Brinker Capital or through certain third-party advisory programs, which do not include a sub-transfer agent fee.

CONVERSION OF SHARES

Depending on the share class you are invested in and your authorized financial institutions or intermediary’s polices, you may covert certain classes of shares you own of the Fund for shares of different class of shares of the Fund. You must meet any applicable initial minimum investment requirement and investor eligibility requirements stated in the Prospectus or required by your authorized financial institution or intermediary. The transaction will be based on the respective NAV of each class to be exchanged on the trade date for the conversion.

A conversion between share classes of the same Fund is generally considered to be a nontaxable event. However, you should consult with your authorized financial institution or intermediary and your tax adviser for more information.

REDEMPTION OF SHARES

Detailed information on how to redeem shares of the Fund is included in the Prospectus. The right of redemption of shares of the Fund may be suspended or the date of payment postponed: (i) for any periods during which the New York Stock Exchange, Inc. (“NYSE™”) is closed (other than for customary weekend and holiday closings), (ii) when trading in the markets the Fund normally utilizes is restricted, or an emergency, as defined by the rules and regulations of the SEC, exists making disposal of the Fund’s investments or determination of its NAV not reasonably practicable or (iii) for such other periods as the SEC by order may permit for the protection of the Fund’s shareholders.

REDEMPTIONS IN KIND

If the Trustees determine that it would be detrimental to the best interests of the Fund’s shareholders to make a redemption payment wholly in cash, the Fund may pay, in accordance with rules adopted by the SEC, any portion of a redemption in excess of the lesser of $250,000 or one percent (1%) of the Fund’s net assets by a distribution in kind of readily marketable portfolio securities in lieu of cash. Redemptions failing to meet this threshold must be made in cash. Shareholders receiving distributions in kind of portfolio securities may incur brokerage commissions when subsequently disposing of those securities.

CLASSES OF SHARES

The Trust offers more than one class of shares. The Trust has adopted a multiple class plan pursuant to Rule 18f-3 under the 1940 Act, detailing the attributes of each class of the Fund, and has reserved the right to create and issue additional series or classes. Currently, the Fund has two classes of shares: Class I Shares and Class Z Shares. Each class of shares has equal rights to voting, redemption, dividends and liquidation, except that each class bears different class expenses and each has exclusive voting rights with respect to matters that relate solely to that class or for which the interests of one class differ from the interests of another class.

NET ASSET VALUE

The Fund’s NAV per share is calculated by the Fund’s administrator, Brown Brothers Harriman & Co., on each day, Monday through Friday, except days on which the NYSE is closed. The NYSE is currently scheduled to be closed on New Year’s Day, Martin Luther King Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day, and on the preceding Friday when one of those holidays falls on a Saturday or on the subsequent Monday when one of those holidays falls on a Sunday. On those days, securities held by the Fund may nevertheless be actively traded and the value of the Fund’s shares could be significantly affected.

NAV per share is determined as of the close of regular trading on the NYSE and is computed by dividing the value of the Fund’s net assets by the total number of its shares outstanding. A security that is primarily traded on a domestic or foreign stock exchange is valued at the last sale price on that exchange as reported to the Fund or, if no sales occurred during the day, these investments are quoted at the mean between the current bid and ask prices. Securities that are primarily traded on foreign exchanges are generally valued for purposes of calculating the Fund’s NAV at the preceding closing values of the securities on their respective exchanges, except that, when an occurrence subsequent to the time a value was so established is likely to have changed that value, the fair market value of those securities will be determined in good faith by consideration of other factors pursuant to procedures adopted by the Board. Fund securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price. If there is no official closing price, the securities are valued at the last sale price. A security that is listed or traded on more than one exchange is valued for purposes of calculating the Fund’s NAV at the quotation on the exchange determined to be the primary market for the security. Exchange-traded options and futures contracts are valued at the last sale price in the market where such contracts are principally traded or, if no sales are reported, the bid price for purchased and written options. Securities traded in the over-the-counter (“OTC”) market are valued at the last sale price or, if no sales occurred during the day, these investments are valued at the mean between the bid and ask price. Debt securities of U.S. issuers (other than U.S. government securities and short-term investments) are valued by independent pricing services. When, in the judgment of the pricing services, quoted bid prices are available and are representative of the bid side of the market, these investments are valued at the mean between the quoted bid and ask prices. Investments for which no readily obtainable market quotations are available, in the judgment of the pricing service, are carried at market value as determined by using various pricing matrices. An option written by the Fund is generally valued at the last sale price or, in the absence of the last sale price, the last offer price. An option purchased by the Fund is generally valued at the last sale price or, in the absence of the last sale price, the last bid price. The value of a futures contract is equal to the unrealized gain or loss on the contract determined by marking the contract to the current settlement price for a like contract on the valuation date of the futures contract. A settlement price may not be used if the market makes a limit move with respect to a particular futures contract or if the securities underlying the futures contract experience significant price fluctuations after the determination of the settlement price. When a settlement price cannot be used, futures contracts will be valued at their fair market value as determined in good faith pursuant to procedures adopted by the Trustees.

Swaps are valued using quotes from approved broker-dealers. Other securities, options and other assets (including swaps and structured notes agreements) for which market quotations are not readily available are valued at fair value as determined pursuant to procedures adopted by the Trustees.

Foreign currency contracts will be valued using the official close price for such contracts on the NYSE. All assets and liabilities initially expressed in foreign currency values will be converted into U.S. dollar values using the current exchange rate as of the close of the NYSE. If the bid and offered quotations are not available, the rate of exchange will be determined in good faith pursuant to procedures adopted by the Board of Trustees. In carrying out the Trust’s valuation policies, the Manager may consult with others, including an independent pricing service retained by the Trust.

The valuation of a security held by the Fund in U.S. dollar-denominated securities with less than 60 days to maturity is based upon their amortized cost, which does not take into account unrealized capital gains or losses. Amortized cost valuation involves initially valuing an instrument at its cost and, thereafter, assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument.

TAXES

The following is a summary of certain material U.S. federal income tax considerations regarding the purchase, ownership and disposition of shares of the Fund by U.S. persons. This summary does not address all of the potential U.S. federal income tax consequences that may be applicable to the Fund or to all categories of investors, some of which may be subject to special tax rules. Each prospective shareholder is urged to consult his own tax adviser with respect to the specific U.S. federal, state, local and foreign tax consequences of investing in the Fund. The summary is based on the IRC and the laws in effect on the date of this SAI and existing judicial and administrative interpretations thereof, all of which are subject to change, possibly with retroactive effect.

The following is a summary of certain material U.S. federal income tax considerations affecting the Fund and its shareholders. This summary does not address all of the potential U.S. federal income tax consequences that may be applicable to the Fund or to all categories of investors, some of which may be subject to special tax rules, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning. Prospective shareholders are urged to consult their own tax advisers with respect to the specific U.S. federal, state, local and foreign tax consequences of investing in the Fund. The summary is based on the IRC and the laws in effect on the date of this SAI and existing judicial and administrative interpretations thereof, all of which are subject to change, possibly with retroactive effect.

The Fund and its Investments

The Fund intends to elect and to qualify in each year for treatment as a RIC under Subchapter M of the IRC. To so qualify, the Fund must, among other things: (a) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to certain securities loans and gains from the sale or other disposition of stock, securities or foreign currencies, other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies, and net income derived from interests in “qualified publicly traded partnerships” (i.e., partnerships that are traded on an established securities market or tradable on a secondary market, other than partnerships that derive 90% of their income from interest, dividends, capital gains, and other traditional permitted mutual fund income) (the “Qualifying Income Test”); and (b) diversify its holdings so that, at the end of each quarter of the Fund’s taxable year, (i) at least 50% of the market value of the Fund’s total assets is represented by cash, securities of other RICs, U.S. government securities and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the Fund’s total assets and not greater than 10% of the outstanding voting securities of such issuer and (ii) not more than 25% of the value of its assets is invested, including through corporations in which the Fund owns a 20% or more voting stock interest, in the securities (other than U.S. government securities or securities of other RICs) of any one issuer, in the securities (other than the securities of other RICs) of any two or more issuers in which the Fund maintains 20% or more of the voting power and which are determined to be engaged in the same or similar trades or businesses, or related trades or businesses, or in the securities of one or more qualified publicly traded partnerships (the “Asset Test”).

The Fund’s investments in partnerships, including in qualified publicly traded partnerships, may result in the Fund being subject to state, local or foreign income, franchise or withholding tax liabilities.

As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and capital gains that it distributes to its shareholders in a timely manner, provided that it satisfies a minimum distribution requirement. To satisfy the minimum distribution requirement, the Fund must distribute to its shareholders at least the sum of (i) 90% of its “investment company taxable income” (i.e., income, including dividends and taxable interest, other than its net realized long-term capital gain over its net realized short-term capital loss), plus or minus certain adjustments, and (ii) 90% of its net tax-exempt income for the taxable year. The Fund will be subject to income tax at the 21% corporate rate on any taxable income or gains that it does not distribute to its shareholders.

Notwithstanding the distribution requirement described above, the IRC imposes a 4% nondeductible excise tax on the Fund to the extent it does not distribute by the end of any calendar year at least the sum of (i) 98% of its ordinary income for that year and (ii) 98.2% of its capital gain net income (both long-term and short-term) for the one-year period ending, as a general rule, on October 31 of that year. For this purpose, however, any ordinary income or capital gain net income retained by the Fund that is subject to corporate income tax will be considered to have been distributed by year-end. In addition, the minimum amounts that must be distributed in any year to avoid the excise tax will be increased or decreased to reflect any under distribution or over distribution, as the case may be, from the previous year. The Fund anticipates that it will pay such dividends and intends to make such distributions as are necessary in order to avoid the application of this excise tax.

If, in any taxable year, the Fund fails to qualify as a RIC under the IRC or fails to meet the distribution requirement, the Fund may be eligible for relief provisions if the failures are due to reasonable cause and not willful neglect and if a penalty tax is paid with respect to each failure to satisfy the applicable requirements. Additionally, relief is provided for certain de minimis failures of the diversification requirements where the Fund corrects the failure within a specified period. If the Fund fails to maintain qualification as a RIC for a tax year, and the relief provisions are not available, the Fund will be taxed in the same manner as an ordinary corporation and distributions to its shareholders will not be deductible by the Fund in computing its taxable income. In addition, in the event of a failure to qualify, the Fund’s distributions, to the extent derived from its current or accumulated earnings and profits, will constitute dividends that are taxable to shareholders as dividend income, even though those distributions might otherwise (at least in part) have been treated in the shareholders’ hands as a long-term capital gain or as tax-exempt interest. However, such dividends may be eligible (i) to be treated as qualified dividend income in the case of shareholders taxed as individuals and (ii) for the dividends received deduction in the case of corporate shareholders. Moreover, if the Fund fails to qualify as a RIC in any year, it must pay out its earnings and profits accumulated in that year in order to qualify again as a RIC. If the Fund failed to qualify as a RIC for a period greater than two taxable years, the Fund may be required to recognize any net built-in gains with respect to certain of its assets (i.e., the excess of the aggregate gains, including items of income, over aggregate losses that would have been realized with respect to such assets if the portfolio had been liquidated) in order to qualify as a RIC in a subsequent year. The Board reserves the right not to maintain the qualification of the Fund as a RIC if it determines such course of action to be beneficial to shareholders.

The Fund may elect to treat part or all of any “qualified late year loss” as if it had been incurred in the succeeding taxable year in determining the Fund’s taxable income, net capital gain, net short-term capital gain, and earnings and profits. The effect of this election is to treat any such “qualified late year loss” as if it had been incurred in the succeeding taxable year in characterizing Fund distributions for any calendar year. A “qualified late year loss” generally includes net capital loss, net long-term capital loss, or net short-term capital loss incurred after October 31 of the current taxable year (commonly referred to as “post-October losses”) and certain other late-year losses.

The treatment of capital loss carryovers for the Fund is similar to the rules that apply to capital loss carryovers of individuals, which provide that such losses are carried over indefinitely. If the Fund has a “net capital loss” (that is, capital losses in excess of capital gains) the excess of the Fund’s net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of the Fund’s next taxable year, and the excess (if any) of the Fund’s net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Fund’s next taxable year. The carryover of capital losses may be limited under the general loss limitation rules if the Fund experiences an ownership change as defined in the IRC.

As a general rule, the Fund’s gain or loss on a sale or exchange of an investment will be a long-term capital gain or loss if the Fund has held the investment for more than one year and will be a short-term capital gain or loss if it has held the investment for one year or less. Gains or losses on the sale of debt securities denominated in a foreign currency may be re-characterized as ordinary income or losses, as described below.

In general, gain or loss on a short sale is recognized when the Fund closes the sale by delivering the borrowed property to the lender, not when the borrowed property is sold. Gain or loss from a short sale is generally considered as capital gain or loss to the extent that the property used to close the short sale constitutes a capital asset in the Fund’s hands. Except with respect to certain situations where the property used by the Fund to close a short sale has a long-term holding period on the date of the short sale, special rules would generally treat the gains on short sales as short-term capital gains. These rules may also terminate the running of the holding period of “substantially identical property” held by the Fund. Moreover, a loss on a short sale will be treated as a long-term capital loss if, on the date of the short sale, “substantially identical property” has been held by the Fund for more than one year. In general, the Fund will not be permitted to deduct payments made to reimburse the lender of securities for dividends paid on borrowed stock if the short sale is closed on or before the 45th day after the short sale is entered into.

Complex Securities. The Fund’s transactions in complex securities, including zero coupon securities, foreign currencies, forward contracts, options and futures contracts (including options and futures contracts on foreign currencies) will be subject to special provisions of the IRC (including provisions relating to “hedging transactions” and “straddles”) that, among other things, may affect the Fund’s ability to qualify as a RIC, affect the character of gains and losses realized by the Fund (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund and defer Fund losses. These rules could therefore affect the character, amount and timing of distributions to shareholders and may require the Fund to sell securities to mitigate the effect of these rules and prevent disqualification of the Fund as a RIC at a time when an adviser might not otherwise have chosen to do so. These provisions also (i) will require the Fund to mark-to-market certain types of the positions in its portfolio (i.e., treat them as if they were closed out at the end of each year), and (ii) may cause the Fund to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the distribution requirements for avoiding income and excise taxes.

Certain derivative investments by the Fund, such as exchange-traded products and over-the-counter derivatives, may not produce qualifying income for purposes of the “Qualifying Income Test” described above, which must be met in order for the Fund to maintain its status as a RIC under the IRC. In addition, the determination of the value and the identity of the issuer of such derivative investments are often unclear for purposes of the “Asset Test” described above. The Fund intends to carefully monitor such investments to ensure that any non-qualifying income does not exceed permissible limits and to ensure that they are adequately diversified under the Asset Test. The Fund, however, may not be able to accurately predict the non-qualifying income from these investments and there are no assurances that the Internal Revenue Service (“IRS”) will agree with the Fund’s determination of the “Asset Test” with respect to such derivatives.

The Fund will monitor its transactions, intends to make the appropriate tax elections, if any, and intends to make the appropriate entries in its books and records when it acquires any zero coupon security, foreign currency, forward contract, option, futures contract or hedged investment in order to mitigate the effect of these rules and seek to prevent disqualification of the Fund as a RIC.

With respect to investments in STRIPS, CUBES and other zero coupon securities which are sold at original issue discount and thus do not make periodic cash interest payments, the Fund will be required to include as part of its current income the imputed interest on such obligations even though the Fund has not received any interest payments on such obligations during that period.

Any market discount recognized by the Fund on a bond is taxable as ordinary income. A market discount bond is a bond acquired in the secondary market at a price below redemption value or adjusted issue price if issued with original issue discount. Absent an election by the Fund to include the market discount in income as it accrues, gain on the Fund’s disposition of such an obligation will be treated as ordinary income rather than capital gain to the extent of the accrued market discount.

Certain futures and options contracts subject to section 1256 of the IRC (“Section 1256 Contracts”) held by the Fund at the end of its taxable year are required to be marked to their market value, and any unrealized gain or loss on those positions will be included in the Fund’s income as if each position had been sold for its fair market value at the end of the taxable year. The resulting gain or loss will be combined with any gain or loss realized by the Fund from positions in Section 1256 Contracts closed during the taxable year. Provided such positions were held as capital assets and were not part of a “hedging transaction” nor part of a “straddle,” 60% of the resulting net gain or loss will be treated as long-term capital gain or loss, and 40% of such net gain or loss will be treated as short-term capital gain or loss, regardless of the period of time the positions were actually held by the Fund.

As a result of entering into swap contracts, the Fund may make or receive periodic net payments. The Fund may also make or receive a payment when a swap is terminated prior to maturity through an assignment of the swap or other closing transaction. Periodic net payments will generally constitute ordinary income or deductions, while termination of a swap will generally result in capital gain or loss (which will be a long-term capital gain or loss if the Fund has been a party to the swap for more than one year). With respect to certain types of swaps, the Fund may be required to currently recognize income or loss with respect to future payments on such swaps or may elect under certain circumstances to mark such swaps to market annually for tax purposes as ordinary income or loss. The tax treatment of many types of credit default swaps is uncertain.

The Fund may be required to treat amounts as taxable income or gain, subject to the distribution requirements referred to above, even though no corresponding amounts of cash are received concurrently, as a result of (1) marking to market (e.g., with respect to Section 1256 Contracts), constructive sales or rules applicable to PFICs (as defined below) or partnerships or trusts in which the Fund invests or to certain options, futures or forward contracts, or “appreciated financial positions,” (2) the inability to obtain cash distributions or other amounts due to currency controls or restrictions on repatriation imposed by a foreign country with respect to the Fund’s investments (including through depositary receipts) in issuers in such country or (3) tax rules applicable to debt obligations acquired with “original issue discount,” including zero-coupon or deferred payment bonds and pay-in-kind debt obligations, or to market discount if an election is made with respect to such market discount. The Fund may therefore be required to obtain cash to be used to satisfy these distribution requirements by selling securities at times that it might not otherwise be desirable to do so or borrowing the necessary cash, thereby incurring interest expenses.

The Fund may invest in REITs. Investments in REIT equity securities may require the Fund to accrue and distribute income not yet received. To generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would have continued to hold. The Fund’s investments in REIT equity securities may at other times result in the Fund’s receipt of cash in excess of the REIT’s earnings; if the Fund distributes these amounts, these distributions could constitute a return of capital to the Fund’s shareholders for federal income tax purposes. Dividends paid by a REIT, other than capital gain distributions, will be taxable as ordinary income up to the amount of the REIT’s current and accumulated earnings and profits. Capital gain dividends paid by a REIT to the Fund will be treated as long-term capital gains by the Fund and, in turn, may be distributed by the Fund to its shareholders as capital gain distributions. Dividends received by the Fund from a REIT generally will not constitute qualified dividend income and will not qualify for the dividends received deduction. If a REIT is operated in a manner such that it fails to qualify as a REIT, an investment in the REIT would become subject to double taxation, meaning the taxable income of the REIT would be subject to federal income tax at the 21% corporate rate without any deduction for dividends paid to shareholders and the dividends would be taxable to shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the REIT’s current and accumulated earnings and profits.

“Qualified REIT dividends” (i.e., ordinary REIT dividends other than capital gain dividends and portions of REIT dividends designated as qualified dividend income eligible for capital gain tax rates) are eligible for a 20% deduction by non-corporate taxpayers. This deduction, if allowed in full, equates to a maximum effective tax rate of 29.6% (37% top rate applied to income after 20% deduction). Distributions by the Fund to its shareholders that are attributable to qualified REIT dividends received by the Fund and which the Fund properly reports as “section 199A dividends,” are treated as “qualified REIT dividends” in the hands of non-corporate shareholders. A section 199A dividend is treated as a qualified REIT dividend only if the shareholder receiving such dividend holds the dividend-paying RIC shares for at least 46 days of the 91-day period beginning 45 days before the shares become ex-dividend, and is not under an obligation to make related payments with respect to a position in substantially similar or related property. The Fund is permitted to report such part of its dividends as section 199A dividends as are eligible, but is not required to do so.

REITs in which the Fund invests often do not provide complete and final tax information to the Fund until after the time that the Fund issues a tax reporting statement. As a result, the Fund may at times find it necessary to reclassify the amount and character of its distributions to you after it issues your tax reporting statement. When such reclassification is necessary, the Fund (or its administrative agent) will send you a corrected, final Form 1099-DIV to reflect the reclassified information. If you receive a corrected Form 1099-DIV, use the information on this corrected form, and not the information on the previously issued tax reporting statement, in completing your tax returns.

In general, for purposes of the Qualifying Income Test described above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership that would be qualifying income if realized directly by the Fund. However, 100% of the net income derived from an interest in a “qualified publicly traded partnership” (generally, a partnership (i) interests in which are traded on an established securities market or are readily tradable on a secondary market or the substantial equivalent thereof, (ii) that derives at least 90% of its income from the passive income sources specified in IRC section 7704(d), and (iii) that generally derives less than 90% of its income from the same sources as described in the Qualifying Income Test) will be treated as qualifying income. In addition, although in general the passive loss rules of the IRC do not apply to RICs, such rules do apply to a RIC with respect to items attributable to an interest in a qualified publicly traded partnership.

Foreign Investments. Dividends or other income (including, in some cases, capital gains) received by the Fund from investments in foreign securities may be subject to withholding and other taxes imposed by foreign countries. Foreign taxes paid by the Fund will reduce the return from the Fund’s investments. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes in some cases. If, as of the end of the Fund’s taxable year, more than 50% of the Fund’s assets consist of foreign securities, the Fund may elect to permit shareholders to claim a credit or deduction on their income tax returns for their pro rata portions of qualified taxes paid by the Fund during that taxable year to foreign countries in respect of foreign securities that the Fund has held for at least the minimum period specified in the IRC. In such a case, shareholders will include in gross income from foreign sources their pro rata shares of such taxes and must treat the amount so included as if the shareholder had paid the foreign tax directly. The shareholder may then either deduct the taxes deemed paid by the shareholder in computing the shareholder’s taxable income or, alternatively, use the foregoing information in calculating any foreign tax credit they may be entitled to use against the shareholders’ federal income tax. If the Fund makes the election, the Fund (or its administrative agent) will report annually to their shareholders the respective amounts per share of the Fund’s income from sources within, and taxes paid to, foreign countries and U.S. possessions. Shareholders of Fund that do not hold sufficient foreign securities to meet the above 50% threshold will not be entitled to claim a credit or further deduction with respect to foreign taxes paid by the Fund.

A shareholder’s ability to claim a foreign tax credit or deduction in respect of foreign taxes paid by the Fund may be subject to certain limitations imposed by the IRC, which may result in the shareholder not getting a full credit or deduction for the amount of such taxes. In particular, shareholders must hold their Fund shares (without protection from risk of loss) on the ex-dividend date and for at least 15 additional days during the 30-day period surrounding the ex-dividend date to be eligible to claim a foreign tax credit with respect to a given dividend. Shareholders who do not itemize on their federal income tax returns may claim a credit, but not a deduction, for such foreign taxes. Even if the Fund were eligible to make such an election for a given year, it may determine not to do so. Shareholders that are not subject to U.S. federal income tax, and those who invest in the Fund through tax-advantaged accounts (including those who invest through individual retirement accounts or other tax-advantaged retirement plans), generally will receive no benefit from any tax credit or deduction passed through by the Fund.

Foreign tax credits, if any, received by the Fund as a result of an investment in another RIC (including an ETF which is taxable as a RIC) will not be passed through to you unless the Fund qualifies as a “qualified fund-of-funds” under the IRC. If the Fund is a “qualified fund-of- funds” it will be eligible to file an election with the IRS that will enable the Fund to pass along these foreign tax credits to its shareholders. The Fund will be treated as a “qualified fund-of-funds” under the IRC if at least 50% of the value of the Fund’s total assets (at the close of each quarter of the Fund’s taxable year) is represented by interests in other RICs.

If the Fund purchases shares in certain foreign investment entities, called “passive foreign investment companies” (“PFICs”), it may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Fund to its shareholders. Additional charges in the nature of interest may be imposed on the Fund in respect of deferred taxes arising from such distributions or gains. If the Fund were to invest in a PFIC and elect to treat the PFIC as a “qualified electing fund” (“QEF”) under the IRC, in lieu of the foregoing requirements, the Fund might be required to include in income each year a portion of the ordinary earnings and net capital gains of the qualified electing fund, even if not distributed to the Fund, and such amounts would be subject to the 90% and excise tax distribution requirements described above. In order to make this election, the Fund would be required to obtain certain annual information from the PFICs in which it invests, which may be difficult or impossible to obtain. Amounts included in income each year by the Fund arising from a QEF election, will be qualifying income under the Qualifying Income Test (as described above) even if not distributed to the Fund, if the Fund derives such income from its business of investing in stock, securities, or currencies.

Alternatively, the Fund may make a mark-to-market election that will result in the Fund being treated as if it had sold and repurchased all of the PFIC stock at the end of each year. In such case, the Fund would report any such gains as ordinary income and would deduct any such losses as ordinary losses to the extent of previously recognized gains. The election must be made separately for each PFIC owned by the Fund and, once made, would be effective for all subsequent taxable years of the Fund, unless revoked with the consent of the IRS. By making the election, the Fund could potentially ameliorate the adverse tax consequences with respect to its ownership of shares in a PFIC, but in any particular year may be required to recognize income in excess of the distributions it receives from PFICs and its proceeds from dispositions of PFIC stock. The Fund may have to distribute this “phantom” income and gain to satisfy the 90% distribution requirement and to avoid imposition of the 4% excise tax.

Dividends paid by PFICs are not eligible to be treated as qualified dividend income. If the Fund indirectly invests in PFICs by virtue of the Fund’s investment in other funds, it may not make such PFIC elections; rather, the underlying funds directly investing in the PFICs would decide whether to make such elections. Because it is not always possible to identify a foreign corporation as a PFIC, the Fund may incur the tax and interest charges described above in some instances.

The Fund intends to make the appropriate tax elections, if possible, and take any additional steps that are necessary to mitigate the effect of these rules; however, there can be no assurances that the Fund will make such elections.

Under Section 988 of the IRC, gains or losses attributable to fluctuations in exchange rates between the time the Fund accrues income or receivables or expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such income or pays such liabilities are generally treated as ordinary income or ordinary loss. Similarly, gains or losses on foreign currency, foreign currency forward contracts, certain foreign currency options or futures contracts and the disposition of debt securities denominated in foreign currency, to the extent attributable to fluctuations in exchange rates between the acquisition and disposition dates, are also treated as ordinary income or loss unless the Fund were to elect otherwise. Any such net gains could require a larger dividend toward the end of the calendar year. Any such net losses will generally reduce and potentially require the recharacterization of prior ordinary income distributions. Such ordinary income treatment may accelerate Fund distributions to shareholders and increase the portion of distributions taxed to shareholders as ordinary income. Any net ordinary losses so created cannot be carried forward by the Fund to offset income or gains earned in subsequent taxable years.

Taxation of U.S. Shareholders

Dividends and Distributions. Dividends and other distributions by the Fund are generally treated under the IRC as received by the shareholders at the time the dividend or distribution is made. However, any dividend or distribution declared by the Fund in October, November or December of any calendar year and payable to shareholders of record on a specified date in such a month and paid during the following January shall be deemed to have been received by each shareholder on December 31 of the year declared. Under this rule, therefore, a shareholder may be taxed in one year on dividends or distributions actually received in January of the following calendar year.

The Fund intends to distribute annually to its shareholders substantially all of its investment company taxable income, and any net realized long-term capital gains in excess of net realized short-term capital losses (including any capital loss carryovers). However, if the Fund retains for investment an amount equal to all or a portion of its net long-term capital gains in excess of its net short-term capital losses (including any capital loss carryovers), it will be subject to federal corporate income tax of 21% and may also be subject to a state tax on the amount retained. In that event, the Fund will report such retained amounts as undistributed capital gains in a notice to its shareholders who (a) will be required to include in income for U.S. federal income tax purposes, as long-term capital gains, their proportionate shares of the undistributed amount, (b) will be entitled to credit their proportionate shares of the 21% tax paid by the Fund on the undistributed amount against their U.S. federal income tax liabilities, if any, and to claim refunds to the extent their credits exceed their liabilities, if any, and (c) will be entitled to increase their tax basis, for U.S. federal income tax purposes, in their shares by the difference between the amount of the includible capital gains from the dividend and the tax that the shareholder is deemed to have paid with respect to those shares.. Organizations or persons not subject to U.S. federal income tax on such capital gains will be entitled to a refund of their pro rata share of such taxes paid by the Fund upon filing appropriate returns or claims for refund with the IRS.

Distributions of net realized long-term capital gains, if any, that the Fund reports as capital gains dividends are taxable as long-term capital gains, whether paid in cash or in shares and regardless of how long a shareholder has held shares of the Fund. All other dividends paid by the Fund (including dividends from short-term capital gains) from its current and accumulated earnings and profits (“regular dividends”) are generally subject to tax as ordinary income.

Special rules may apply, however, to certain dividends paid to individuals. Such a dividend may be subject to tax at the rates generally applicable to long-term capital gains for individuals (currently set at a maximum rate of 20%), provided that the individual receiving the dividend satisfies certain holding period and other requirements. Dividends subject to these special rules are not actually treated as capital gains, however, and thus are not included in the computation of an individual’s net capital gain and generally cannot be used to offset capital losses. The long-term capital gains rates will apply to (i) 100% of the regular dividends paid by the Fund to an individual in a particular taxable year if 95% or more of the Fund’s gross income (ignoring gains attributable to the sale of stocks and securities except to the extent net short-term capital gain from such sales exceeds net long-term capital loss from such sales) in that taxable year is attributable to qualified dividend income received by the Fund; or (ii) the portion of the regular dividends paid by the Fund to an individual in a particular taxable year that is attributable to qualified dividend income received by the Fund in that taxable year if such qualified dividend income accounts for less than 95% of the Fund’s gross income (ignoring gains attributable to the sale of stocks and securities except to the extent net short-term capital gain from such sales exceeds net long-term capital loss from such sales) for that taxable year. For this purpose, “qualified dividend income” generally means income from dividends received by the Fund from U.S. corporations and certain foreign corporations, provided that the Fund and the individual satisfy certain holding period requirements and have not hedged their positions in certain ways. Also, dividends received by the Fund from a REIT, an ETF or another RIC generally are qualified dividend income only to the extent the dividend distributions are reported as qualified dividend income by such REIT, ETF or other RIC. Certain of the Fund’s investment strategies may limit its ability to make distributions eligible for treatment as qualified dividend income.

Any distribution of income that is attributable to (i) income received by the Fund in lieu of dividends with respect to securities on loan pursuant to a securities lending transaction or (ii) dividend income received by the Fund on securities if temporarily purchased from a counterparty pursuant to a repurchase agreement that is treated for U.S. federal income tax purposes as a loan by the Fund, will not constitute qualified dividend income to individual shareholders and will not be eligible for the dividends-received deduction for corporate shareholders. Similarly, any distribution of income that is attributable to (i) income received by the Fund in lieu of tax-exempt interest with respect to securities on loan or (ii) tax-exempt interest received by the Fund on tax-exempt securities it temporarily purchased from a counterparty pursuant to a repurchase agreement that is treated for U.S. federal income tax purposes as a loan by the Fund, will not constitute an exempt-interest dividend to shareholders. If a shareholder elects to treat Fund dividends as investment income for purposes of the limitation on the deductibility of investment interest, such dividends would not be a qualified dividend income.

You will receive information at or near the end of each calendar year setting forth the amount of dividends paid by us that are eligible for the reduced rates.

Distributions in excess of the Fund’s current and accumulated earnings and profits will, as to each shareholder, be treated as a tax-free return of capital to the extent of a shareholder’s basis in the shares of the Fund, and as a capital gain thereafter (if the shareholder holds shares of the Fund as capital assets). Shareholders receiving dividends or distributions in the form of additional shares should be treated for U.S. federal income tax purposes as receiving a distribution in an amount equal to the amount of money that the shareholders receiving cash dividends and should have a cost basis in the shares received equal to such amount.

Regular dividends paid by the Fund that are attributable to certain dividends received by the Fund from U.S. corporations may qualify for the federal dividends received deduction for corporations. The portion of the dividends received from the Fund that qualifies for the dividends received deduction for corporations will be reduced to the extent that the Fund holds dividend-paying stock for fewer than 46 days (91 days for certain preferred stocks). The Fund’s holding period requirement must be satisfied separately for each dividend during a prescribed period before and after the ex-dividend date and will not include any period during which the Fund has reduced its risk of loss from holding the stock by purchasing an option to sell, granting an option to buy, or entering into a short sale of substantially identical stock or securities, such as securities convertible into the stock. The holding period for stock may also be reduced if the Fund diminishes its risk of loss by holding one or more other positions with respect to substantially similar or related properties. Dividends received deductions will be allowed only with respect to dividends paid on Fund shares for which a corporate shareholder satisfies the same holding period rules applicable to the Fund, and the deduction is subject to limitations on debt financing at both the Fund and shareholder levels. Such a shareholder should also consult its tax adviser regarding the possibility that its federal tax basis in its Fund shares may be reduced by the receipt of “extraordinary dividends” from the Fund, and to the extent such basis would be reduced below zero, current recognition of income would be required. Fixed income funds generally do not generate a significant amount of income that is eligible for the dividends received deduction.

Investors considering buying shares of the Fund on or just prior to the record date for a taxable dividend or capital gain distribution should be aware that, although the price of shares just purchased at that time may reflect the amount of the forthcoming distribution, such dividend or distribution may nevertheless be taxable to them.

Unless a shareholder falls within certain exceptions, the custodian, broker or other administrative agent holding shares in the Fund on a shareholder’s behalf must report to the IRS and furnish to the shareholder the cost basis information for Fund shares. In addition to reporting the gross proceeds from the sale of shares of the Fund, an affected shareholder will receive cost basis information for such shares which will indicate whether these shares had a short-term or long-term holding period. For each sale of shares of the Fund, a shareholder is to elect from among several IRS-accepted cost basis methods, including the average cost basis method. In the absence of an election, the custodian, broker or other administrative agent holding shares in the Fund will use a default cost basis method they have chosen which should have been communicated to such shareholders. The cost basis method elected by a shareholder (or the cost basis method applied by default) for each sale of shares of the Fund may not be changed after the settlement date of each such sale. Shareholders should consult with your tax advisors to determine the best IRS-accepted cost basis method for your tax situation and to obtain more information about cost basis reporting. Shareholders also should carefully review any cost basis information provided to them and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns.

Sales, Exchanges and Redemptions of Shares. Upon the sale, exchange or redemption of shares, a shareholder will realize a taxable gain or loss equal to the difference between the amount realized and the shareholder’s basis in the shares. A redemption of shares by the Fund will be treated as a sale for this purpose. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder’s hands, and will be long-term capital gain or loss if the shares are held for more than one year and short-term capital gain or loss if the shares are held for one year or less. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced, including replacement through the reinvesting of dividends and capital gains distributions in the Fund, within a 61-day period beginning 30 days before and ending 30 days after the disposition of the shares. In such a case, the basis of the shares acquired will be increased to reflect the disallowed loss. Any loss realized by a shareholder on the sale of the Fund share held by the shareholder for six months or less will be treated for U.S. federal income tax purposes as a long-term capital loss to the extent of any distributions or deemed distributions of long-term capital gains received by the shareholder with respect to such share. Furthermore, if shares on which a shareholder has received a tax-exempt interest dividend distribution are subsequently sold, exchanged, or redeemed and such shares have been held for six months or less, any loss recognized will be disallowed to the extent of tax-exempt interest dividend distributions. If a shareholder incurs a sales charge in acquiring shares of the Fund, disposes of those shares within 90 days and then acquires shares in a mutual fund for which the otherwise applicable sales charge is reduced by reason of a reinvestment right (e.g., an exchange privilege), the original sales charge will not be taken into account in computing gain/loss on the original shares to the extent the subsequent sales charge is reduced. Instead, the disregarded portion of the original sales charge will be added to the tax basis of the newly acquired shares. Furthermore, the same rule also applies to a disposition of the newly acquired shares made within 90 days of the second acquisition. This provision prevents a shareholder from immediately deducting the sales charge by shifting the shareholder’s investment within a family of mutual funds.

Net Investment Income Tax. U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly) are subject to a 3.8% tax on their “net investment income”, including interest, dividends, and capital gains (including capital gains realized on the sale or exchange of shares). “Net investment income” does not include distributions of exempt-interest.

Notices. Shareholders will also receive, if appropriate, various written notices after the close of the Fund’s taxable year regarding the U.S. federal income tax status of certain dividends, distributions and deemed distributions that were paid (or that are treated as having been paid) by the Fund to its shareholders during the preceding taxable year.

Taxation of Tax-Exempt U.S. Shareholders

Certain tax-exempt shareholders, including qualified pension plans, individual retirement accounts, salary deferral arrangements, 401(k)s, and other tax-exempt entities, generally are exempt from federal income taxation except with respect to their unrelated business taxable income (“UBTI”). Under the IRC, tax-exempt entities are not permitted to offset losses from one trade or business against the income or gain of another trade or business. Certain net losses incurred prior to January 1, 2018 are permitted to offset gain and income created by an unrelated trade or business, if otherwise available. Under current law, the Fund generally serves to block UBTI from being realized by their tax-exempt shareholders. However, notwithstanding the foregoing, the tax-exempt shareholder could realize UBTI by virtue of an investment in the Fund where, for example: (i) the Fund invests in residual interests of real estate mortgage investment conduits (“REMICs”), (ii) the Fund invests in a REIT that is a taxable mortgage pool (“TMP”) or that has a subsidiary that is a TMP or that invests in the residual interest of a REMIC, or (iii) shares in the Fund constitute debt-financed property in the hands of a tax-exempt shareholder within the meaning of Section 514(b) of the IRC. There are no restrictions preventing the Fund from holding investments in REITs that hold residual interests in REMICs, and a Fund may do so. Charitable remainder trusts are subject to special rules and should consult their tax advisor. The IRS has issued guidance with respect to these issues and prospective shareholders, especially charitable remainder trusts, are strongly encouraged to consult their tax advisors regarding these issues.

The Fund’s shares held in a tax-qualified retirement account will generally not be subject to federal taxation on income and capital gains distributions from the Fund until a shareholder begins receiving payments from their retirement account. Because each shareholder’s tax situation is different, shareholders should consult their tax advisor about the tax implications of an investment in the Fund.

Tax Shelter Reporting Regulations

If a shareholder recognizes a loss with respect to the Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases exempted from this reporting requirement, but under current guidance, shareholders of a RIC are not exempt. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

Taxation of Non-U.S. Shareholders

Any non-U.S. shareholders in the Fund may be subject to U.S. withholding and estate tax and are encouraged to consult their tax advisors prior to investing in the Fund.

Dividends paid by the Fund to non-U.S. shareholders are generally subject to withholding tax at a 30% rate or a reduced rate specified by an applicable income tax treaty to the extent derived from taxable ordinary income. The Fund may, under certain circumstances, report all or a portion of a dividend as an “interest-related dividend” or a “short-term capital gain dividend,” which would generally be exempt from this 30% U.S. withholding tax, provided certain other requirements are met. Short-term capital gain dividends received by a nonresident alien individual who is present in the U.S. for a period or periods aggregating 183 days or more during the taxable year are not exempt from this 30% withholding tax. Gains realized by foreign shareholders from the sale or other disposition of shares of the Fund generally are not subject to U.S. taxation, unless the recipient is an individual who is physically present in the U.S. for 183 days or more per year. In order to qualify for this exemption from withholding, a non-U.S. shareholder will need to comply with applicable certification requirements relating to its non-U.S. status (including, in general, furnishing an IRS Form W-8BEN or substitute Form). In the case of shares held through an intermediary, the intermediary may withhold even if the Fund designates the payment as qualified net interest income or qualified short-term capital gains. Non-U.S. shareholders should contact their intermediaries with respect to the application of these rules to their accounts. Backup withholding will not be applied to payments that are subject to the 30% (or lower applicable treaty rate) withholding tax described in this paragraph. In order to obtain a reduced rate of withholding, a non-U.S. shareholder will be required to provide an IRS Form W-8BEN or W-8-BEN-E certifying its entitlement to benefits under a treaty. The withholding tax does not apply to regular dividends paid to a non-U.S. shareholder who provides a Form W-8ECI, certifying that the dividends are effectively connected with the non-U.S. shareholder’s conduct of a trade or business within the U.S. Instead, the effectively connected dividends will be subject to regular U.S. income tax as if the non-U.S. shareholder were a U.S. shareholder. A non-U.S. corporation receiving effectively connected dividends may also be subject to additional “branch profits tax” imposed at a rate of 30% (or lower treaty rate).

In general, U.S. federal withholding tax will not apply to any gain or income realized by a non-U.S. shareholder in respect of any distributions of net long-term capital gains over net short-term capital losses, exempt-interest dividends, or upon the sale or other disposition of shares of the Fund.

Under legislation general known as “FATCA” (the Foreign Account Tax Compliance Act), unless certain foreign entities that hold Fund shares comply with IRS requirements that will generally require them to report information regarding U.S. persons investing in, or holding accounts with, such entities, a 30% withholding tax may apply to Fund distributions payable to such entities. In general, no such withholding will be required with respect to a U.S. person or non-U.S. person that timely provides the certifications required by the Fund or their agent on a valid IRS Form W-9 or applicable IRS Form W-8, respectively. Shareholders potentially subject to withholding include foreign financial institutions (“FFIs”), such as non-U.S. investment funds, and non-financial foreign entities (“NFFEs”). To avoid withholding under FATCA, an FFI generally must enter into an information sharing agreement with the IRS in which it agrees to report certain identifying information (including name, address, and taxpayer identification number) with respect to its U.S. account holders (which, in the case of an entity shareholder, may include its direct and indirect U.S. owners), and an NFFE generally must identify and provide other required information to the Fund or other withholding agent regarding its U.S. owners, if any. Such non-U.S. shareholders also may fall into certain exempt, excepted or deemed compliant categories as established by regulations and other guidance. A non-U.S. shareholder resident or doing business in a country that has entered into an intergovernmental agreement with the U.S. to implement FATCA will be exempt from FATCA withholding provided that the shareholder and the applicable foreign government comply with the terms of the agreement. A non-U.S. entity that invests in the Fund will need to provide the Fund with documentation properly certifying the entity’s status under FATCA in order to avoid FATCA withholding. Non-U.S. investors in the Fund should consult their tax advisors in this regard.

Foreign shareholders of the Fund also may be subject to “wash sale” rules to prevent the avoidance of the tax-filing and payment obligations discussed above through the sale and repurchase of Fund shares.

Backup Withholding

The Fund may be required to withhold at a rate of 24% and remit to the U.S. Treasury the amount withheld on amounts payable to shareholders who (i) fail to provide the Fund with their correct taxpayer identification number, (ii) have failed to make required certifications such as that they are not subject to backup withholding or are U.S. persons, or (iii) are subject to backup withholding. Certain shareholders are exempt from backup withholding. Backup withholding is not an additional tax and any amount withheld may be credited against a shareholder’s U.S. federal income tax liability.

Other Tax Considerations

Dividends, distributions and redemption proceeds may also be subject to additional state, local and foreign taxes depending on each shareholder’s particular situation. Rules of state and local taxation of dividend and capital gains distributions from RICs often differ from the rules for federal income taxation described above.

The foregoing is only a summary of certain material U.S. federal income tax considerations generally affecting the Fund and its shareholders, and is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisers with specific reference to their own tax situations, including their state and local tax liabilities.

DISTRIBUTOR

Foreside Fund Services, LLC (the “Distributor”) is the distributor (also known as principal underwriter) of the shares of the Fund and is located at Three Canal Plaza, Suite 100, Portland, Maine 04101. The Distributor is a registered broker-dealer and is a member of the FINRA.

Under a Distribution Agreement with the Trust, the Distributor acts as the principal underwriter of the Trust in connection with the continuous offering of shares of the Fund. The Distributor continually distributes shares of the Fund on a best efforts basis. The Distributor has no obligation to sell any specific quantity of Fund shares. The Distributor and its officers have no role in determining the investment policies or which securities are to be purchased or sold by the Trust.

The Distributor may enter into agreements with selected broker-dealers, banks or other financial intermediaries for distribution of shares of the Fund. With respect to certain financial intermediaries and related fund “supermarket” platform arrangements, the Fund and/or the Adviser, rather than the Distributor, typically enter into such agreements. These financial intermediaries may charge a fee for their services and may receive shareholder service or other fees from parties other than the Distributor. These financial intermediaries may otherwise act as processing agents and are responsible for promptly transmitting purchase, redemption and other requests to the Fund.

Investors who purchase shares through financial intermediaries will be subject to the procedures of those intermediaries through which they purchase shares, which may include charges, investment minimums, cutoff times and other restrictions in addition to, or different from, those listed herein. Information concerning any charges or services will be provided to customers by the financial intermediary through which they purchase shares. Investors purchasing shares of the Fund through financial intermediaries should acquaint themselves with their financial intermediary’s procedures and should read the Prospectus in conjunction with any materials and information provided by their financial intermediary. The financial intermediary, and not its customers, will be the shareholder of record, although customers may have the right to vote shares depending upon their arrangement with the intermediary. The Distributor does not receive compensation from the Fund for its distribution services. The Adviser pays the Distributor a fee for certain distribution-related related services.

The Adviser pays the Distributor for the services rendered under the Distribution Agreement pursuant to a Distribution Services Agreement.

CUSTODIAN AND TRANSFER AGENT

Brown Brothers Harriman & Co. (“BBH”), located at 50 Post Office Square, Boston, Massachusetts, 02110, serves as the Trust’s custodian, fund accountant and administrator. Under its agreements with the Trust, BBH holds the Trust’s Fund securities, calculates the Fund’s daily NAV, provides various administrative services and keeps all required accounts and records. For its custody services, BBH receives a monthly fee based upon the month-end market value of securities held in custody and also receives certain securities transaction charges and out-of-pocket expenses.

UMB Fund Services, Inc. located at 235 W. Galena Street, Milwaukee, Wisconsin 53212, serves as a transfer agent and provides shareholder services to the Trust to render certain shareholder record keeping and accounting services.

SECURITIES LENDING ACTIVITY

BBH acts as securities lending agent for the Fund. The services provided by BBH include (i) entering into loans subject to guidelines or restrictions provided by the Fund; (ii) establishing and maintaining collateral accounts; (iii) monitoring daily the value of the loaned securities and collateral; (iv) seeking additional collateral as necessary from borrowers, and returning collateral to borrowers; (v) receiving and holding collateral from borrowers, and facilitating the investment and reinvestment of cash collateral; (vi) negotiating loan terms; (vii) selecting securities to be loaned subject to guidelines or restrictions provided by the Fund; (viii) recordkeeping and account servicing; (ix) monitoring dividend and proxy activity relating to loaned securities; and (x) arranging for return of loaned securities to the Fund at loan termination.

As of the date of this SAI, the Fund had not commenced operations. Therefore, the Fund has not engaged in securities lending activities.

APPENDIX A—RATINGS OF DEBT OBLIGATIONS

BOND AND NOTE RATINGS

Description of Ratings

The following descriptions of securities ratings have been published by Moody’s Investors Services, Inc. (“Moody’s”), Standard & Poor’s (“S&P”), and Fitch Ratings (“Fitch”), respectively.

Description of Moody’s Global RatingS

Ratings assigned on Moody’s global long-term and short-term rating scales are forward-looking opinions of the relative credit risks of financial obligations issued by non-financial corporates, financial institutions, structured finance vehicles, project finance vehicles, and public sector entities. Long-term ratings are assigned to issuers or obligations with an original maturity of one year or more and reflect both on the likelihood of a default on contractually promised payments and the expected financial loss suffered in the event of default. Short-term ratings are assigned to obligations with an original maturity of thirteen months or less and reflect both on the likelihood of a default on contractually promised payments and the expected financial loss suffered in the event of default.

Description of Moody’s Global Long-Term Ratings

Aaa Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.

Aa Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A Obligations rated A are judged to be upper-medium grade and are subject to low credit risk.

Baa Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

Ba Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.

B Obligations rated B are considered speculative and are subject to high credit risk.

Caa Obligations rated Caa are judged to be speculative of poor standing and are subject to very high credit risk.

Ca Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Hybrid Indicator (hyb)

The hybrid indicator (hyb) is appended to all ratings of hybrid securities issued by banks, insurers, finance companies, and securities firms. By their terms, hybrid securities allow for the omission of scheduled dividends, interest, or principal payments, which can potentially result in impairment if such an omission occurs. Hybrid securities may also be subject to contractually allowable write-downs of principal that could result in impairment. Together with the hybrid indicator, the long-term obligation rating assigned to a hybrid security is an expression of the relative credit risk associated with that security.

Description of Moody’s Global Short-Term Ratings

P-1 Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2 Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3 Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Description of Moody’s U.S. Municipal Short-Term Obligation Ratings

The Municipal Investment Grade (“MIG”) scale is used to rate U.S. municipal bond anticipation notes of up to three years maturity. Municipal notes rated on the MIG scale may be secured by either pledged revenues or proceeds of a take-out financing received prior to note maturity. MIG ratings expire at the maturity of the obligation, and the issuer’s long-term rating is only one consideration in assigning the MIG rating. MIG ratings are divided into three levels—MIG 1 through MIG 3—while speculative grade short-term obligations are designated SG.

Moody’s U.S. municipal short-term obligation ratings are as follows:

MIG 1 This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2 This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3 This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Description of Moody’s Demand Obligation Ratings

In the case of variable rate demand obligations (“VRDOs”), a two-component rating is assigned: a long or short-term debt rating and a demand obligation rating. The first element represents Moody’s evaluation of risk associated with scheduled principal and interest payments. The second element represents Moody’s evaluation of risk associated with the ability to receive purchase price upon demand (“demand feature”). The second element uses a rating from a variation of the MIG scale called the Variable Municipal Investment Grade (“VMIG”) scale.

Moody’s demand obligation ratings are as follows:

VMIG 1 This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 2 This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 3 This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

SG This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

Description of S&P’s Issue Credit Ratings

An S&P issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion reflects S&P’s view of the obligor’s capacity and willingness to meet its financial commitments as they come due, and this opinion may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.

Issue credit ratings can be either long-term or short-term. Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. Medium-term notes are assigned long-term ratings.

Issue credit ratings are based, in varying degrees, on S&P’s analysis of the following considerations:

• The likelihood of payment—the capacity and willingness of the obligor to meet its financial commitments on a financial obligation in accordance with the terms of the obligation;

• The nature of and provisions of the financial obligation; and the promise S&P imputes; and

• The protection afforded by, and relative position of, the financial obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

An issue rating is an assessment of default risk but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

NR indicates that a rating has not been assigned or is no longer assigned.

Description of S&P’s Long-Term Issue Credit Ratings*

AAA An obligation rated ‘AAA’ has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitments on the obligation is extremely strong.

AA An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitments on the obligation is very strong.

A An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitments on the obligation is still strong.

BBB An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken the obligor’s capacity to meet its financial commitments on the obligation.

BB; B; CCC; CC; and C Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposure to adverse conditions.

BB An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to the obligor's inadequate capacity to meet its financial commitments on the obligation.

B An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitments on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitments on the obligation.

CCC An obligation rated ‘CCC’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitments on the obligation.

CC An obligation rated ‘CC’ is currently highly vulnerable to nonpayment. The ‘CC’ rating is used when a default has not yet occurred but S&P expects default to be a virtual certainty, regardless of the anticipated time to default.

C An obligation rated ‘C’ is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared with obligations that are rated higher.

D An obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation's rating is lowered to ‘D’ if it is subject to a distressed exchange offer.

*Ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories.

Description of S&P’s Short-Term Issue Credit Ratings

A-1 A short-term obligation rated ‘A-1’ is rated in the highest category by S&P. The obligor’s capacity to meet its financial commitments on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitments on these obligations is extremely strong.

A-2 A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitments on the obligation is satisfactory.

A-3 A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken an obligor’s capacity to meet its financial commitments on the obligation.

B A short-term obligation rated ‘B’ is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties that could lead to the obligor's inadequate capacity to meet its financial commitments.

C A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation.

D A short-term obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation's rating is lowered to ‘D’ if it is subject to a distressed exchange offer.

Description of S&P’s Municipal Short-Term Note Ratings

An S&P U.S. municipal note rating reflects S&P’s opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. In determining which type of rating, if any, to assign, S&P’s analysis will review the following considerations:

• Amortization schedule—the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

• Source of payment—the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

S&P’s municipal short-term note ratings are as follows:

SP-1 Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3 Speculative capacity to pay principal and interest.

D ‘D’ is assigned upon failure to pay the note when due, completion of a distressed exchange offer, or the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions.

Description of Fitch’s Credit Ratings

Fitch’s credit ratings relating to issuers are an opinion on the relative ability of an entity to meet financial commitments, such as interest, preferred dividends, repayment of principal, insurance claims or counterparty obligations. Credit ratings relating to securities and obligations of an issuer can include a recovery expectation. Credit ratings are used by investors as indications of the likelihood of receiving the money owed to them in accordance with the terms on which they invested.

The terms “investment grade” and “speculative grade” have established themselves over time as shorthand to describe the categories ‘AAA’ to ‘BBB’ (investment grade) and ‘BB’ to ‘D’ (speculative grade). The terms investment grade and speculative grade are market conventions, and do not imply any recommendation or endorsement of a specific security for investment purposes. Investment grade categories indicate relatively low to moderate credit risk, while ratings in the speculative categories either signal a higher level of credit risk or that a default has already occurred.

Fitch’s credit ratings do not directly address any risk other than credit risk. In particular, ratings do not deal with the risk of a market value loss on a rated security due to changes in interest rates, liquidity and other market considerations. However, in terms of payment obligation on the rated liability, market risk may be considered to the extent that it influences the ability of an issuer to pay upon a commitment. Ratings nonetheless do not reflect market risk to the extent that they influence the size or other conditionality of the obligation to pay upon a commitment (for example, in the case of index-linked bonds).

In the default components of ratings assigned to individual obligations or instruments, the agency typically rates to the likelihood of non-payment or default in accordance with the terms of that instrument’s documentation. In limited cases, Fitch may include additional considerations (i.e. rate to a higher or lower standard than that implied in the obligation’s documentation).

For the convenience of investors, Fitch may also include issues relating to a rated issuer that are not and have not been rated on its webpage. Such issues are denoted ‘NR.’

Note: The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ ratings and ratings below the ‘CCC’ category. For the short-term rating category of ‘F1’, a ‘+’ may be appended.

Description of Fitch’s Long-Term Corporate Finance Obligations Ratings

AAA Highest credit quality. ‘AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. ‘AA’ ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. ‘A’ ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB Good credit quality. ‘BBB’ ratings indicate that expectations of credit risk are currently low. The capacity for payment of financial commitments is considered adequate, but adverse business or economic conditions are more likely to impair this capacity.

BB Speculative. ‘BB’ ratings indicate an elevated vulnerability to credit risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.

B Highly speculative. ‘B’ ratings indicate that material credit risk is present.

CCC Substantial credit risk. ‘CCC’ ratings indicate that substantial credit risk is present.

CC Very high levels of credit risk. ‘CC’ ratings indicate very high levels of credit risk.

C Exceptionally high levels of credit risk. ‘C’ ratings indicate exceptionally high levels of credit risk.

Ratings in the categories of ‘CCC’, ‘CC’ and ‘C’ can also relate to obligations or issuers that are in default. In this case, the rating does not opine on default risk but reflects the recovery expectation only.

Defaulted obligations typically are not assigned ‘RD’ or ‘D’ ratings, but are instead rated in the ‘CCC’ to ‘C’ rating categories, depending on their recovery prospects and other relevant characteristics. This approach better aligns obligations that have comparable overall expected loss but varying vulnerability to default and loss.

Description of Fitch’s Short-Term Ratings

A short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-term deposit ratings may be adjusted for loss severity. Short-Term Ratings are assigned to obligations whose initial maturity is viewed as “short term” based on market convention. Typically, this means up to 13 months for corporate, sovereign, and structured obligations, and up to 36 months for obligations in U.S. public finance markets.

Fitch’s short-term ratings are as follows:

F1 Highest short-term credit quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2 Good short-term credit quality. Good intrinsic capacity for timely payment of financial commitments.

F3 Fair short-term credit quality. The intrinsic capacity for timely payment of financial commitments is adequate.

B Speculative short-term credit quality. Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

C High short-term default risk. Default is a real possibility.

RD Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Typically applicable to entity ratings only.

D Default. Indicates a broad-based default event for an entity, or the default of a short-term obligation.

APPENDIX B

BRINKER CAPITAL DESTINATIONS TRUST

Proxy Voting Policies and Procedures Pursuant to Rule 38a-1

Under the Investment Company Act of 1940

PROXY VOTING POLICY AND PROCEDURES

Portfolio management activities are performed by the Adviser and Sub-Advisers. As such all proxy voting responsibilities are performed by the Adviser and Sub-Advisers.

Each Adviser/Sub-Adviser shall vote the proxies appurtenant to all shares of corporate stock owned by each Fund for which it serves as adviser/sub-adviser

Each Adviser/Sub-Adviser shall vote said proxies strictly in accordance with the proxy voting policies submitted by that firm to and approved by the Trusts’ Board of Trustees

In the event that a Sub-Adviser does not or cannot vote the proxies appurtenant to shares of stock of a companies or companies held by a Fund managed by that sub-adviser, the sub-adviser shall notify Brinker Capital Investments, LLC (“Brinker”) of that fact and Brinker shall vote said proxy(s) in accordance with its proxy voting policies (stated below).

Brinker acts as fiduciary in relation to the portfolios of the Trust and any other clients that if may manage in the future and the assets entrusted by them to their management. Where the assets placed in Brinker’s care include shares of corporate stock, and except where the client has expressly reserved to itself or another party the duty to vote proxies, it is Brinker’s duty as a fiduciary to vote all proxies relating to such shares.

Brinker has an obligation to vote all proxies received from shares of corporate stock owned by its client accounts in the best interests of those clients. In voting these proxies, Brinker may not be motivated by, or subordinate the client’s interests to, its own objectives or those of persons or parties unrelated to the client. Brinker will exercise all appropriate and lawful care, skill, prudence and diligence in voting proxies, and shall vote all proxies relating to shares owned by its client accounts and received by Brinker. Brinker shall not be responsible, however, for voting proxies that it does not receive in sufficient time to respond.

In order to carry out its responsibilities in regard to voting proxies, Brinker must track all shareholder meetings convened by companies whose shares are held in Brinker client accounts, identify all issues presented to shareholders at such meetings, formulate a principled position on each such issue and ensure that proxies pertaining to all shares owned in client accounts are voted in accordance with such determinations.

Investment advisers registered with the SEC, and which exercise voting authority with respect to client securities, are required by Rule 206(4)-6 of the Advisers Act to (a) adopt and implement written policies and procedures that are reasonably designed to ensure that client securities are voted in the best interests of clients, which must include how an adviser addresses material conflicts that may arise between adviser’s interests and those of its clients; (b) to disclose to clients how they may obtain information from the adviser with respect to the voting of proxies for their securities; (c) to describe to clients a summary of its proxy voting policies and procedures and, upon request, furnish a copy to its clients; and (d) maintain certain records relating to the adviser’s proxy voting activities when the adviser does have proxy voting authority.

In the event that a Sub-Adviser does not or cannot vote the proxies appurtenant to shares of stock of a companies or companies held by a Fund managed by that sub-adviser, Brinker shall utilize the formal proxy guidelines (set forth below) to appropriately assess each proxy issue. Generally, Brinker seeks to vote proxies in the best interests of its clients. In the ordinary course, this entails voting proxies in a way which Brinker believes will maximize the monetary value of each portfolio’s holdings. Brinker’s Compliance Department will address any unusual or undefined voting issues that may arise during the year.

In addition, Brinker may engage the services of an independent third party (“Proxy Firm”) to cast proxy votes according to Brinker’s established guidelines. The Proxy Firm will promptly notify Brinker of any proxy issues that do not fall under the guidelines set forth below. Brinker does not believe that conflicts of interest will generally arise in connection with its proxy voting policies.

Generally, Brinker views that proxy proposals can be grouped into six broad categories as follows:

I.	Election of Board of Directors

•	Brinker will generally vote in support of management’s nominees for the board of directors; however, Brinker may choose not to support management’s proposed board if circumstances warrant such consideration.

II.	Appointment of Independent Auditors

•	Brinker will support the recommendation of the respective corporation’s board of directors.

III.	Issues of Corporate Structure and Shareholder Rights

•	Proposals may originate from either management or shareholders, and among other things, may request revisions to the corporate bylaws that will affect shareholder ownership rights. Brinker does not generally support obstacles erected by corporations to prevent mergers or takeovers with the view that such actions may depress the corporation’s marketplace value.

•	Brinker supports the following types of corporate structure and shareholder rights proposals:

•	Management proposals for approval of stock repurchase programs; stock splits (including reverse splits).

•	Authorization to increase shares outstanding.

•	The ability of shareholders to vote on shareholder rights plans (poison pills).

•	Shareholder rights to eliminate or remove supermajority provisions.

•	Shareholders’ rights to call special meetings and to act by written consent.

•	Shareholders’ rights to call special meetings and to act by written consent.

•	Brinker votes against management on the following items which have potentially substantial financial or best interest impact:

•	Capitalization changes that add “blank check” classes of stock or classes that dilute the voting interests of existing shareholders which are contrary to the best interest of existing shareholders

•	Anti-takeover and related provisions that serve to prevent the majority of shareholders from exercising their rights or effectively deter appropriate tender offers and other offers

•	Amendments to bylaws which would require super-majority shareholder votes to pass or repeal certain provisions

•	Elimination of shareholders’ right to call special meetings

•	Establishment of classified boards of directors

•	Reincorporation in a state which has more stringent anti-takeover and related provisions

•	Shareholder rights plans that allow the board of directors to block appropriate offers to shareholders or which trigger provisions preventing legitimate offers from proceeding

•	Excessive compensation

•	Change-in-control provisions in non-salary compensation plans, employment contracts, and severance agreements which benefit management and would be costly to shareholders if triggered

•	Adjournment of meeting to solicit additional votes

•	“Other business as properly comes before the meeting” proposals which extend “blank check” powers to those acting as proxy

•	Proposals requesting re-election of insiders or affiliated directors who serve on audit, compensation, and nominating committees.

IV.	Mergers and Acquisitions.

Brinker evaluates Mergers and Acquisitions on a case-by-case basis. Brinker uses its discretion in order to maximize shareholder value. Brinker generally votes as follows:

•	Against offers with potentially damaging consequences for minority shareholders because of illiquid stock, especially in some non-US markets

•	For offers that concur with index calculators’ treatment and our ability to meet our clients’ return objectives for passive funds

•	For proposals to restructure or liquidate closed end investment funds in which the secondary market price is substantially lower than the net asset value

V.	Executive and Director Equity-Based Compensation

•	Brinker is generally in favor of properly constructed equity-based compensation arrangements. Brinker will support proposals that provide management with the ability to implement compensation arrangements that are both fair and competitive. However, Brinker may oppose management proposals that could potentially significantly dilute shareholders’ ownership interests in the corporation.

VI.	Corporate Social and Policy Issues

•	Proposals usually originate from shareholders and may require a revision of certain business practices and policies.

Brinker believes, however, that typical business matters that directly or indirectly effect corporate profitability are primarily the responsibility of management. Brinker believes it is inappropriate to use client assets to address socio-political issues. Therefore, social and policy issues reflected in shareholder proposals should be subject to the approval of the corporation’s board of directors.

Conflicts

From time to time, Brinker will review a proxy which presents a potential material conflict. As a fiduciary to its clients, Brinker takes these potential conflicts very seriously. While Brinker’s only goal in addressing any such potential conflict is to ensure that proxy votes are cast in the clients’ best interests and are not affected by Brinker’s potential conflict, there are a number of courses Brinker may take. The final decision about which course to follow shall be made by Brinker’s Compliance Department.

When the matter falls clearly within one of the proposals enumerated above, casting a vote which simply follows Brinker’s pre-determined policy would eliminate Brinker’s discretion on the particular issue and hence avoid the conflict.

In other cases, where the matter presents a potential material conflict and is not clearly within one of the enumerated proposals, or is of such a nature that Brinker believes more active involvement is necessary, Brinker may employ the services of a Proxy Firm, wholly independent of Brinker, and those parties involved in the proxy issue, to determine the appropriate vote.

Second, in certain situations Brinker’s Compliance Department may determine that the employment of a Proxy Firm is unfeasible, impractical or unnecessary. In such situations, the Compliance Department shall make a decision about the voting of the proxy. The basis for the voting decision, including the basis for the determination that the decision is in the best interests of Brinker’s clients, shall be formalized in writing. As stated above, which action is appropriate in any given scenario would be the decision of the Compliance Department in carrying out his duty to ensure that the proxies are voted in the clients’, and not Brinker’s, best interests.

Proxy Voting Procedures

The following describes the standard procedures that are to be followed with respect to carrying out Brinker’s proxy policy:

1. When a Sub-Adviser notifies Brinker that Brinker will need to vote a proxy, all relevant information in the proxy materials requested from the Sub-Adviser and when received (e.g., the record date of the meeting and date of the shareholder meeting) will be recorded immediately by Brinker in a database to maintain control over such materials. Brinker will confirm the relevant client’s holdings of the securities and that the client is eligible to vote.

2. Brinker will review the proxy and if necessary compile information on each proxy. Brinker will consider whether there are any conflicts or other issues that warrant the engagement of a Proxy Firm.

3. In determining how to vote, Brinker will consider the Proxy Voting Policies and Procedures set forth above, Brinker’s knowledge of the company, any readily available information and research about the company and its agenda items, and the recommendations if any put forth by any Proxy Firm.

4. Brinker will maintain the documentation that supports its voting position. Such documentation will include, but is not limited to, any information provided by proxy service providers, and, especially as to non-routine, materially significant or controversial matters, memoranda describing the position it has taken, why that position is in the best interest of its clients, an indication of whether it supported or did not support management and any other relevant information. Additionally, Brinker may include documentation obtained from a research analyst and/or portfolio manager.

5. After the proxy is completed but before it is returned to the issuer and/or its agent, Brinker may review those situations including special or unique documentation to determine that the appropriate documentation has been created, including conflict of interest screening.

6. Brinker will submit its vote on all proxies in a timely fashion.    Brinker will attempt to submit proxies for processing at least three days prior to the meeting for U.S. securities and 10 days prior to the meeting for foreign securities. However, in certain foreign jurisdictions it may be impossible to return the proxy 10 days in advance of the meeting. In these situations, Brinker will use its best efforts to send its proxy vote in sufficient time for the vote to be lodged.

7. Brinker will retain a (a) copy of each proxy statement that Brinker receives regarding client securities; (b) a record of each vote cast by Brinker on behalf of a client; (c) a copy of any document created by Brinker that was material to making a decision how to vote proxies on behalf of a client or that memorializes the basis for that decision; (d) a copy of each written client request for information on how Brinker voted proxies on behalf of the client, and (e) a copy of any written response by Brinker to any (written or oral) client request for information on how the adviser voted proxies on behalf of the requesting client.

8. Brinker will periodically review these policies and procedures to ensure compliance.

Obtaining Proxy Voting Information:

To obtain information on how Brinker voted proxies, please contact:

Brinker Capital Investments, LLC

1055 Westlakes Drive

Suite 250

Berwyn, PA 19312

Attn: Chief Compliance Officer

Recordkeeping:

Brinker shall retain its (i) proxy voting policies and procedures; (ii) proxy statements received regarding portfolio securities of Brinker’s clients; (iii) records or votes it casts on behalf of clients; (iv) records of client requests for proxy voting information and responses to such requests, and (v) any documents prepared by Brinker that are material in making a proxy voting decision. Such records may be maintained with a third party, such as a proxy voting service, that will provide a copy of the documents promptly upon request.

PART C: OTHER INFORMATION

Item 28. Exhibits

Exhibit No.	Exhibit
(a)(1)	Certificate of Trust, dated October 10, 2016, of Brinker Capital Destinations Trust (the “Registrant”), is incorporated by reference to Exhibit (a) to the Registrant’s Initial Registration Statement on Form N-1A (File Nos. 333-214364 and 811-23207), filed with the Securities and Exchange Commission (“SEC”) on November 1, 2016 (the “Initial Registration Statement”).

(a)(2)	Registrant’s Agreement and Declaration of Trust, dated October 12, 2016, is incorporated by reference to Exhibit (a) of the Initial Registration Statement.

(b)	Registrant’s Amended and Restated By-Laws, dated January 17, 2017, are incorporated by reference to Exhibit (b) of the Registrant’s Pre-Effective Amendment No. 2 on Form N-1A (File No. 333-214364 and 811-23207), filed with the SEC on February 10, 2017 (“Pre-Effective Amendment No. 2”).

(c)	See Articles III and V of the Registrant’s Agreement and Declaration of Trust, incorporated by reference to Exhibit (a) of the Initial Registration Statement.

(d)(1)	Investment Advisory Agreement between the Registrant and Brinker Capital, Inc. (“Brinker Capital”), dated January 18, 2017, is incorporated by reference to Exhibit (d)(1) to Pre-Effective Amendment No. 2.

(d)(2)	Expense Limitation Agreement between the Registrant and Brinker Capital, dated January 18, 2017, is incorporated by reference to Exhibit (d)(2) to Pre-Effective Amendment No. 2.

(d)(3)	Investment Sub-Advisory Agreement between Brinker Capital and BAMCO, Inc., dated January 18, 2017, is incorporated by reference to Exhibit (d)(4) to Pre-Effective Amendment No. 2.

(d)(4)	Investment Sub-Advisory Agreement between Brinker Capital and BlackRock Investment Management, LLC, dated January 18, 2017, is incorporated by reference to Exhibit (d)(5) of the Registrant’s Pre-Effective Amendment No. 3 on Form N-1A (File No. 333-214364 and 811-23207), filed with the SEC on March 6, 2017 (“Pre-Effective Amendment No. 3”).

(d)(5)	Investment Sub-Advisory Agreement between Brinker Capital and Ceredex Value Advisors LLC, dated June 1, 2017, is incorporated by reference to Exhibit (d)(6) of the Registrant’s Post-Effective Amendment No. 3 on Form N-1A (File No. 333-214364 and 811-23207), filed with the SEC on June 28, 2018 (“Post-Effective Amendment No. 3”).

(d)(6)	Investment Sub-Advisory Agreement between Brinker Capital and Columbia Management Investment Advisers, LLC, dated January 18, 2017, is incorporated by reference to Exhibit (d)(7) to Pre-Effective Amendment No. 3.

(d)(7)	Investment Sub-Advisory Agreement between Brinker Capital and CrossingBridge Advisors, LLC, dated January 18, 2017, is incorporated by reference to Exhibit (d)(8) to Pre-Effective Amendment No. 3.

(d)(8)	Investment Sub-Advisory Agreement between Brinker Capital and Delaware Investments Fund Advisers, dated January 18, 2017, is incorporated by reference to Exhibit (d)(9) to Pre-Effective Amendment No. 2.

(d)(9)(i)	Investment Sub-Advisory Agreement between Brinker Capital and DoubleLine Capital LP, dated January 18, 2017, is incorporated by reference to Exhibit (d)(10) to Pre-Effective Amendment No. 3.

(d)(9)(ii)	Appendix A, dated January 18, 2017, as amended December 23, 2019, to the Investment Sub-Advisory Agreement between Brinker Capital and DoubleLine Capital LP, dated January 18, 2017, is incorporated by reference to Exhibit (d)(9)(ii) to Post-Effective Amendment No. 7.

(d)(10)	Investment Sub-Advisory Agreement between Brinker Capital and Driehaus Capital Management LLC, dated January 18, 2017, is incorporated by reference to Exhibit (d)(11) to Pre-Effective Amendment No. 2.

(d)(11)	Investment Sub-Advisory Agreement between Brinker Capital and Federated Equity Management Company of Pennsylvania, dated January 18, 2017, is incorporated by reference to Exhibit (d)(12) to Pre-Effective Amendment No. 2.

(d)(12)(i)	Investment Sub-Advisory Agreement between Brinker Capital and LMCG Investments, LLC, dated January 18, 2017, is incorporated by reference to Exhibit (d)(14) to Pre-Effective Amendment No. 2.

(d)(12)(ii)	Appendix A, dated January 18, 2017, as amended December 3, 2019, to the Investment Sub-Advisory Agreement between Brinker Capital and LMCG Investments, LLC, dated January 18, 2017, is incorporated by reference to Exhibit (d)(12)(ii) to Post-Effective Amendment No. 7.

(d)(13)	Investment Sub-Advisory Agreement between Brinker Capital and Massachusetts Financial Services Company d/b/a MFS Investment Management, dated January 18, 2017, is incorporated by reference to Exhibit (d)(15) to Pre-Effective Amendment No. 2.

(d)(14)	Investment Sub-Advisory Agreement between Brinker Capital and Northern Trust Investments, Inc., dated January 18, 2017, is incorporated by reference to Exhibit (d)(16) to Pre-Effective Amendment No. 3.

(d)(15)	Investment Sub-Advisory Agreement between Brinker Capital and Nuveen Asset Management, LLC, dated January 18, 2017, is incorporated by reference to Exhibit (d)(17) to Pre-Effective Amendment No. 2.

(d)(16)	Form of Investment Sub-Advisory Agreement between Brinker Capital and Gateway Investment Advisers, LLC dated June [ ], 2021 is filed herewith.

(d)(17)(i)	Investment Sub-Advisory Agreement between Brinker Capital and T. Rowe Price Associates, Inc., dated January 18, 2017, is incorporated by reference to Exhibit (d)(20) to Pre-Effective Amendment No. 2.

(d)(17)(ii)	Amendment dated September 1, 2019, to the Investment Sub-Advisory Agreement between Brinker Capital and T. Rowe Price Associates, Inc., dated January 18, 2017, is incorporated by reference to Exhibit (d)(17)(ii) to Post-Effective Amendment No. 7.

(d)(18)	Investment Sub-Advisory Agreement between Brinker Capital and Wasatch Advisors, Inc., dated January 18, 2017, is incorporated by reference to Exhibit (d)(22) to Pre-Effective Amendment No. 2.

(d)(19)	Investment Sub-Advisory Agreement between Brinker Capital and FIAM LLC, dated June 7, 2018, is incorporated by reference to Exhibit (d)(22) of the Registrant’s Post-Effective Amendment No. 5 on Form N-1A (File No. 333-214364 and 811-23207), filed with the SEC on June 28, 2019 (“Post-Effective Amendment No. 5”).

(d)(20)	Investment Sub-Advisory Agreement between Brinker Capital and Mellon Investments Corporation, dated June 6, 2019, is incorporated by reference to Exhibit (d)(23) to Post-Effective Amendment No. 5.

(d)(21)	Investment Sub-Advisory Agreement between Brinker Capital and NWQ Investment Management Company, LLC, dated December 5, 2018, is incorporated by reference to Exhibit (d)(24) to Post-Effective Amendment No. 5.

(d)(22)	Investment Sub-Advisory Agreement between Brinker Capital and Strategas Asset Management, LLC, dated June 7, 2018, is incorporated by reference to Exhibit (d)(24) to Post-Effective Amendment No. 3.

(e)(1)	Distribution Agreement between the Registrant and Foreside Fund Services, LLC, dated January 18, 2017, is incorporated by reference to Exhibit (e)(1) to Pre-Effective Amendment No. 2.

(e)(2)	Distribution Services Agreement between Brinker Capital and Foreside Fund Services, LLC, dated January 18, 2017, is incorporated by reference to Exhibit (e)(2) to Pre-Effective Amendment No. 2.

(e)(3)	Form of Selling Group Member Agreement is incorporated by reference to Exhibit (e)(3) to the Pre-Effective Amendment No. 2.

(e)(4)	Distribution Agreement between the Registrant and Foreside Fund Services, LLC, effective May 31, 2017, is incorporated by reference to Exhibit (e)(4) to the Post-Effective Amendment No. 3.

(f)	Not Applicable.

(g)	Custodian Agreement between the Registrant and Brown Brothers Harriman & Co., dated January 18, 2017, is incorporated by reference to Exhibit (g) to Pre-Effective Amendment No. 3.

(h)(1)	Administrative Agency Agreement between the Registrant and Brown Brothers Harriman & Co., dated January 18, 2017, is incorporated by reference to Exhibit (h)(1) to Pre-Effective Amendment No. 3.

(h)(2)	Transfer Agency Agreement between the Registrant and UMB Fund Services, Inc., dated January 18, 2017, is incorporated by reference to Exhibit (h)(2) to Pre-Effective Amendment No. 2.

(h)(3)	Blue Sky Filing Services Agreement between the Registrant and UMB Fund Services, Inc., dated January 18, 2017, is incorporated by reference to Exhibit (h)(3) to Pre-Effective Amendment No. 2.

(i)	Opinion of Counsel is to be filed herewith.

(j)	Consent of Independent Registered Public Accounting Firm is to be filed herewith.

(k)	Not Applicable.

(l)	Initial Capital Agreement between the Registrant and Brinker Capital, dated January 18, 2017, is incorporated by reference to Exhibit (l) to Pre-Effective Amendment No. 3.

(m)	Not Applicable.

(n)	Form of Rule 18f-3 Multiple Class Plan, is incorporated by reference to Exhibit (n) of the Registrant’s Post-Effective Amendment No. 2 on Form N-1A (File No. 333-214364 and 811-23207), filed with the SEC on April 27, 2018 (“Post-Effective Amendment No. 2”).

(o)	Reserved.

(p)(1)	Code of Ethics for the Registrant is incorporated by reference to Exhibit (p)(1) to Pre-Effective Amendment No. 2.

(p)(2)	Code of Ethics for Brinker Capital is incorporated by reference to Exhibit (p)(2) to Pre-Effective Amendment No. 2.

(p)(3)	Code of Ethics for Foreside Fund Services, LLC, amended February 28, 2018, is incorporated by reference to Exhibit (p)(3) to Post-Effective Amendment No. 2.

(p)(4)	Code of Ethics for UMB Fund Services, Inc., amended June 10, 2015, is incorporated by reference to Exhibit (p)(4) to Post-Effective Amendment No. 2.

(p)(5)	Code of Ethics for Brown Brothers Harriman & Co., dated March 2016, is incorporated by reference to Exhibit (p)(5) to Pre-Effective Amendment No. 2.

(p)(6)	Code of Ethics for BAMCO, Inc., dated October 1, 2019, is incorporated by reference to Exhibit (p)(6) to Post-Effective Amendment No. 7.

(p)(7)	Code of Ethics for BlackRock Investment Management, LLC, dated February 26, 2019, is incorporated by reference to Exhibit (p)(8) to Post-Effective Amendment No. 5.

(p)(8)	Code of Ethics for Ceredex Value Advisors LLC, dated October 1, 2017, is incorporated by reference to Exhibit (p)(9) to Post-Effective Amendment No. 2.

(p)(9)	Code of Ethics for Columbia Management Investment Advisers, LLC, dated December 2019, is incorporated by reference to Exhibit (p)(9) to Post-Effective Amendment No. 7.

(p)(10)	Code of Ethics for CrossingBridge Advisors, LLC, dated December 31, 2019, is incorporated by reference to Exhibit (p)(10) to Post-Effective Amendment No. 7.

(p)(11)	Code of Ethics for Delaware Investments Fund Advisers, dated June 30, 2017, is incorporated by reference to Exhibit (p)(12) to Post-Effective Amendment No. 2.

(p)(12)	Code of Ethics for DoubleLine Capital LP, dated January 1, 2020, is incorporated by reference to Exhibit (p)(12) to Post-Effective Amendment No. 7.

(p)(13)	Code of Ethics for Driehaus Capital Management LLC, dated January 2, 2020, is incorporated by reference to Exhibit (p)(13) to Post-Effective Amendment No. 7.

(p)(14)	Code of Ethics for Federated Equity Management Company of Pennsylvania, dated January 31, 2020, is incorporated by reference to Exhibit (p)(14) to Post-Effective Amendment No. 7.

(p)(15)	Code of Ethics for Gateway Investment Advisers, LLC, dated January 1, 2018, is filed herewith.

(p)(16)	Code of Ethics for LMCG Investments, LLC, dated January 2017, is incorporated by reference to Exhibit (p)(15) to Post-Effective Amendment No. 7.

(p)(17)	Code of Ethics for Massachusetts Financial Services Company d/b/a MFS Investment Management, dated December 16, 2019, is incorporated by reference to Exhibit (p)(16) to Post-Effective Amendment No. 7.

(p)(18)	Code of Ethics for Northern Trust Investments, Inc., dated June 11, 2019, is incorporated by reference to Exhibit (p)(17) to Post-Effective Amendment No. 7.

(p)(19)	Code of Ethics for Nuveen Asset Management, LLC, dated August 26, 2019, is incorporated by reference to Exhibit (p)(18) to Post-Effective Amendment No. 7.

(p)(20)	Code of Ethics for T. Rowe Price Associates, Inc., dated December 1, 2019, is incorporated by reference to Exhibit (p)(20) to Post-Effective Amendment No. 7.

(p)(21)	Code of Ethics for Wasatch Advisors, Inc., dated February 14, 2017, is incorporated by reference to Exhibit (p)(25) to Post-Effective Amendment No. 2.

(p)(22)	Code of Ethics for FIAM LLC, dated 2020, is incorporated by reference to Exhibit (p)(22) to Post-Effective Amendment No. 7.

(p)(23)	Code of Ethics for Mellon Investments Corporation, dated October 2018, is incorporated by reference to Exhibit (p)(26) to Post-Effective Amendment No. 5.

(p)(24)	Code of Ethics for NWQ Investment Management Company, LLC, dated January 2, 2020, is incorporated by reference to Exhibit (p)(24) to Post-Effective Amendment No. 7.

(p)(25)	Code of Ethics for Strategas Asset Management, LLC, dated February 10, 2020, is incorporated by reference to Exhibit (p)(25) to Post-Effective Amendment No. 7.

(q)(1)	Power of Attorney, dated January 18, 2017, for Nicholas Marsini, Jr., Ellyn Brown, Joseph V. Del Raso, J. Scott Coleman and Gregory E. McGowan is incorporated by reference to Exhibit (q) to Pre-Effective Amendment No. 2.

(q)(2)	Power of Attorney, dated April 25, 2018, for Noreen Beaman, is incorporated by reference to Exhibit (q)(2) to Post-Effective Amendment No. 2.

Item 29. Persons Controlled by or Under Common Control with the Fund

See the Prospectus and Statement of Additional Information as previously filed regarding the Trust’s control relationships. Brinker Capital Inc. is a wholly-owned subsidiary of Brinker Capital Holdings, Inc. In additional to Brinker Capital Inc., Brinker Capital Holdings, Inc. owns Brinker Capital Securities, Inc.

Item 30. Indemnification

Please see Article VII of the Registrant’s Agreement and Declaration of Trust, and Section 8 of the Registrant’s By-Laws, which are incorporated by reference.

Article VII of the Registrant’s Agreement and Declaration of Trust provides that the Registrant shall indemnify each Person who is, or has been, a Trustee, officer, employee or agent of the Trust, any Person who is serving or has served at the Trust’s request as a Trustee, officer, trustee, employee or agent of another organization in which the Trust has any interest as a shareholder, creditor or otherwise to the extent and in the manner provided in the By-Laws.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Registrant’s organizational instruments or otherwise, the Registrant is aware that in the opinion of the SEC, such indemnification is against public policy as expressed in the Securities Act of 1933 and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1940 Act and will be governed by the final adjudication of such issue.

Item 31. Business and Other Connections of the Investment Adviser

Brinker Capital Inc. (“Brinker Capital”) is the Adviser for the Registrant’s Funds. The principal business address of Brinker Capital is 1055 Westlakes Drive, Suite 250, Berwyn, PA 19312. Brinker Capital is a registered investment adviser under the Investment Advisers Act of 1940 (the “Advisers Act”).

The list required by this Item 31 of officers and directors of Brinker Capital, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two fiscal years is incorporated by reference to Form ADV filed by Brinker Capital pursuant to the Advisers Act (SEC File No. 801-30504).

Sub-adviser – BAMCO, Inc.

BAMCO, Inc. (“BAMCO”) serves as an investment adviser to the Destinations International Equity Fund. The principal business address of BAMCO is 767 Fifth Avenue, 49th Floor, New York, NY 10153. BAMCO is a registered investment adviser under the Advisers Act.

The list required by this Item 31 of officers and directors of BAMCO, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and B of Form ADV filed by BAMCO pursuant to the Advisers Act (SEC File No. 801-29080).

Sub-adviser – BlackRock Investment Management, LLC.

BlackRock Investment Management, LLC (“BIM”) serves as an investment adviser to the Destinations Core Fixed Income Fund and Destinations Large Cap Equity Fund. The principal business address of BIM is 1 University Square Drive, Princeton, NJ 08540. BIM is a registered investment adviser under the Advisers Act.

Additional information about BIM is incorporated by reference to Schedules A of Form ADV filed by BIM pursuant to the Advisers Act (SEC File No. 801-56972). Neither BIM, nor its officers or directors, have engaged in another business of a substantial nature during the last two years.

Sub-adviser – Ceredex Value Advisors LLC

Ceredex Value Advisors LLC (“Ceredex”) serves as an investment adviser to the Destinations Small-Mid Cap Equity Fund. The principal business address of Ceredex is 301 East Pine Street, Suite 500, Orlando, FL 32801. Ceredex is a registered investment adviser under the Advisers Act.

The list required by this Item 31 of officers and directors of Ceredex, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A, B and D of Form ADV filed by Ceredex pursuant to the Advisers Act (SEC File No. 801-68739).

Sub-adviser – Columbia Management Investment Advisers, LLC

Columbia Management Investment Advisers, LLC (“CMIA”) serves as an investment adviser to the Destinations Large Cap Equity Fund. The principal business address of CMIA is 225 Franklin Street, Boston, MA 02110. CMIA is a registered investment adviser under the Advisers Act.

The list required by this Item 31 of officers and directors of CMIA, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A of Form ADV filed by CMIA pursuant to the Advisers Act (SEC File No. 801-25943). In addition to their position with CMIA, certain directors and officers of CMIA also hold various positions with, and engage in business for, Ameriprise Financial, Inc. or its other subsidiaries.

Sub-adviser – CrossingBridge Advisors, LLC

CrossingBridge Advisors, LLC (“CrossingBridge”) serves as an investment adviser to the Destinations Global Fixed Income Opportunities Fund and the Destinations Low Duration Fixed Income Fund. The principal business address of CrossingBridge is 427 Bedford Road, Suite 230, Pleasantville, NY 10570. CrossingBridge is registered as an investment adviser under the Advisers Act.

The list required by this Item 31 of officers and directors of CrossingBridge, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A, B and D of Form ADV filed by CrossingBridge pursuant to the Advisers Act (SEC File No. 801-110043).

Sub-adviser – Delaware Investments Fund Advisers, a series of Macquarie Investment Management Business Trust

Delaware Investments Fund Advisers (“DIFA”) serves as an investment adviser to the Destinations Large Cap Equity Fund. The principal business address of DIFA is 2005 Market Street, Philadelphia, PA 19103. DIFA is registered as an investment adviser under the Advisers Act.

The list required by this Item 31 of officers and directors of DIFA, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by DIFA pursuant to the Advisers Act (SEC File No. 801-32108).

Sub-adviser – DoubleLine Capital LP

DoubleLine Capital LP (“DoubleLine”) serves as an investment adviser to the Destinations Core Fixed Income Fund, Destinations Global Fixed Income Opportunities Fund and the Destinations Low Duration Fixed Income Fund. The principal business address of DoubleLine is 505 North Brand Boulevard, Suite 860, Glendale, CA 91203. DoubleLine is registered as an investment adviser under the Advisers Act.

The list required by this Item 31 of officers and directors of DoubleLine, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and B of Form ADV filed by DoubleLine pursuant to the Advisers Act (SEC File No. 801-70942).

Sub-adviser – Driehaus Capital Management LLC

Driehaus Capital Management LLC (“Driehaus”) serves as an investment adviser to the Destinations Multi Strategy Alternatives Fund and the Destinations Small-Mid Cap Equity Fund. The principal business address of Driehaus is 25 East Erie Street, Chicago, IL 60611. Driehaus is registered as an investment adviser under the Advisers Act.

The list required by this Item 31 of officers and directors of Driehaus, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and B of Form ADV filed by Driehaus pursuant to the Advisers Act (SEC File No. 801-18439).

Sub-adviser – Federated Equity Management Company of Pennsylvania

Federated Equity Management Company of Pennsylvania (“FEMCOPA”) serves as an investment adviser to the Destinations Equity Income Fund. The principal business address of FEMCOPA is 1001 Liberty Avenue, Pittsburgh, PA 15222-3779. FEMCOPA is registered as an investment adviser under the Advisers Act.

Sub-adviser - Gateway Investment Advisers, LLC

Gateway Investment Advisers, LLC ("Gateway") serves as investment adviser to the Destinations Shelter Fund. The principal business address is 312 Walnut St 35th Floor, Cincinnati, OH 45202. The list required by this Item 31 of officers and directors of Gateway is incorporated by reference to Schedules A and B of Form ADV filed by Gateway pursuant to the Advisers Act (SEC File No. 801-68972). The following personnel of Gateway were, during the past two years, engaged in another business, profession, vocation or employment of a substantial nature either for his or her own account or in the capacity of director, officer, employee, partner or trustee, as follows:

Name and Position With Investment Sub-Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
David L. Guinta Member of the Board of Managers	Natixis Investment Managers, LLC 888 Boylston St., Boston MA	President and Chief Executive Officer, USA and Canada
James Orfanos Member of the Board of Managers	Natixis Investment Managers, LLC 888 Boylston, St. Boston MA	Deputy Director of U.S. Affiliates

The list required by this Item 31 of officers and directors of FEMCOPA, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A, B and D of Form ADV filed by FEMCOPA pursuant to the Advisers Act (SEC File No. 801-62501).

Sub-adviser – LMCG Investments, LLC

LMCG Investments, LLC (“LMCG”) serves as an investment adviser to the Destinations Small-Mid Cap Equity Fund and the Destinations Multi Strategy Alternatives Fund. The principal business address for LMCG is One Boston Place, 201 Washington Street, 29th Floor, Boston, MA 02108 LMCG is registered as an investment adviser under the Advisers Act.

The list required by this Item 31 of officers and directors of LMCG, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A, B and D of Form ADV filed by LMCG pursuant to the Advisers Act (SEC File No. 801-70357).

Sub-adviser – Mellon Investments Corporation

Mellon Investments Corporation (“Mellon”) serves as an investment adviser to the Destinations Large Cap Equity Fund. The principal business address for Mellon is 201 Washington Street, Boston, MA 02108. Mellon is registered as an investment adviser under the Advisers Act.

The list required by this Item 31 of officers and directors of Mellon, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A, B and D of Form ADV filed by Mellon pursuant to the Advisers Act (SEC File No. 801-19785).

Sub-adviser – MFS Investment Management

Massachusetts Financial Services Company d/b/a MFS Investment Management (“MFS”) serves as an investment adviser to the Destinations International Equity Fund. The principal business address for MFS is 111 Huntington Avenue, Boston, MA 02199. MFS is registered as an investment adviser under the Advisers Act.

The list required by this Item 31 of officers and directors of MFS, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A, B and D of Form ADV filed by MFS pursuant to the Advisers Act (SEC File No. 801-17352).

Sub-adviser – Northern Trust Investments, Inc.

Northern Trust Investments, Inc. (“NTI”) serves as an investment adviser to the Destinations Municipal Fixed Income Fund. The principal business address of NTI is 50 South LaSalle St., Chicago, IL 60603. NTI is registered as an investment adviser under the Advisers Act.

The list required by this Item 31 of officers and directors of NIT, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and B of Form ADV filed by NIT pursuant to the Advisers Act (SEC File No. 801-33358).

Sub-adviser – Nuveen Asset Management, LLC

Nuveen Asset Management, LLC (“Nuveen Asset Management”) serves as an investment adviser to the Destinations Global Fixed Income Opportunities Fund. The principal business address of Nuveen Asset Management is 333 West Wacker Drive, Chicago, IL 60606. Nuveen Asset Management is registered as an investment adviser under the Advisers Act.

The list required by this Item 31 of officers and directors of Nuveen Asset Management, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A, B and D of Form ADV filed by Nuveen Asset Management pursuant to the Advisers Act (SEC File No. 801-71957).

Sub-adviser – NWQ Investment Management Company, LLC

NWQ Investment Management Company, LLC (“NWQ”) serves as an investment adviser to the Destinations Equity Income Fund. The principal business address of NWQ is 2029 Century Park East, 16th Floor, Los Angeles, CA 90067. NWQ is registered as an investment adviser under the Advisers Act.

The list required by this Item 31 of officers and directors of Nuveen Asset Management, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A, B and D of Form ADV filed by NWQ pursuant to the Advisers Act (SEC File No. 801-61379).

Sub-adviser – Seix Investment Advisors LLC

Seix Investment Advisors LLC (“Seix”) serves as an investment adviser to the Destinations Municipal Fixed Income Fund. The principal business address of Seix is 1 Maynard Drive, Suite 3200, Park Ridge, NJ 07656. Seix is registered with the SEC as an investment adviser under the Advisers Act.

The list required by this Item 31 of officers and directors of Seix, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and B of Form ADV filed by Seix pursuant to the Advisers Act (SEC File No. 801-68743).

Sub-adviser – Strategas Asset Management, LLC

Strategas Asset Management, LLC (“Strategas”) serves as an investment adviser to the Destinations Large Cap Equity Fund. The principal business address of Strategas is 52 Vanderbilt Avenue, 8th Floor, New York, NY 10017. Strategas is registered with the SEC as an investment adviser under the Advisers Act.

The list required by this Item 31 of officers and directors of Strategas, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and B of Form ADV filed by Strategas pursuant to the Advisers Act (SEC File No. 801-113292).

Sub-adviser – T. Rowe Price Associates, Inc.

T. Rowe Price Associates, Inc. (“T. Rowe Price”) serves as an investment adviser to the Destinations International Equity Fund and the Destinations Large Cap Equity Fund. The principal business address of T. Rowe Price is 100 East Pratt Street, Baltimore, MD 21202. T. Rowe Price is registered as an investment adviser under the Advisers Act.

The list required by this Item 31 of officers and directors of T. Rowe Price, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and B of Form ADV filed by T. Rowe Price pursuant to the Advisers Act (SEC File No. 801-856).

Sub-adviser – Wasatch Advisors, Inc.

Wasatch Advisors, Inc. (“Wasatch Advisors”) serves as an investment adviser to the Destinations International Equity Fund. The principal business address of Wasatch is 505 Wakara Way, 3rd Floor, Salt Lake City, UT 84108. Wasatch Advisors is registered as an investment adviser under the Advisers Act.

Additional information about Wasatch Advisors is incorporated by reference to Schedules A of Form ADV filed by Wasatch Advisors pursuant to the Advisers Act (SEC File No. 801-11095). Neither Wasatch Advisors, nor its officers or directors, have engaged in another business of a substantial nature during the last two years.

Item 32.	Foreside Fund Services, LLC

Item 32(a)	Foreside Fund Services, LLC (the “Distributor”) serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

1.	ABS Long/Short Strategies Fund
2.	Absolute Shares Trust
3.	AdvisorShares Trust
4.	AGF Investments Trust (f/k/a FQF Trust)
5.	AIM ETF Products Trust
6.	AlphaCentric Prime Meridian Income Fund
7.	American Century ETF Trust
8.	American Customer Satisfaction ETF, Series of ETF Series Solutions
9.	Amplify ETF Trust
10.	ARK ETF Trust
11.	Bluestone Community Development Fund (f/k/a The 504 Fund)
12.	Braddock Multi-Strategy Income Fund, Series of Investment Managers Series Trust
13.	Brand Value ETF, Series of ETF Series Solutions
14.	Bridgeway Funds, Inc.
15.	Brinker Capital Destinations Trust
16.	Calamos Convertible and High Income Fund
17.	Calamos Convertible Opportunities and Income Fund
18.	Calamos Global Total Return Fund
19.	Carlyle Tactical Private Credit Fund
20.	Center Coast Brookfield MLP & Energy Infrastructure Fund
21.	Cliffwater Corporate Lending Fund
22.	CornerCap Group of Funds
23.	Davis Fundamental ETF Trust
24.	Defiance Next Gen Connectivity ETF, Series of ETF Series Solutions
25.	Defiance Quantum ETF, Series of ETF Series Solutions
26.	Direxion Shares ETF Trust
27.	Eaton Vance NextShares Trust
28.	Eaton Vance NextShares Trust II
29.	EIP Investment Trust
30.	Ellington Income Opportunities Fund
31.	EntrepreneurShares Series Trust
32.	Esoterica Thematic Trust
33.	Evanston Alternative Opportunities Fund
34.	EventShares U.S. Legislative Opportunities ETF, Series of Listed Funds Trust
35.	Exchange Listed Funds Trust (f/k/a Exchange Traded Concepts Trust II)
36.	Fiera Capital Series Trust
37.	FlexShares Trust
38.	Forum Funds
39.	Forum Funds II
40.	Friess Small Cap Growth Fund, Series of Managed Portfolio Series
41.	GraniteShares ETF Trust
42.	Guinness Atkinson Funds
43.	Infinity Core Alternative Fund
44.	Innovator ETFs Trust
45.	Innovator ETFs Trust II (f/k/a Elkhorn ETF Trust)
46.	Ironwood Institutional Multi-Strategy Fund LLC
47.	Ironwood Multi-Strategy Fund LLC
48.	IVA Fiduciary Trust
49.	John Hancock Exchange-Traded Fund Trust
50.	Manor Investment Funds
51.	Miller/Howard Funds Trust
52.	Miller/Howard High Income Equity Fund
53.	Moerus Worldwide Value Fund, Series of Northern Lights Fund Trust IV
54.	Morningstar Funds Trust
55.	OSI ETF Trust
56.	Overlay Shares Core Bond ETF, Series of Listed Funds Trust

57.	Overlay Shares Foreign Equity ETF, Series of Listed Funds Trust
58.	Overlay Shares Large Cap Equity ETF, Series of Listed Funds Trust
59.	Overlay Shares Municipal Bond ETF, Series of Listed Funds Trust
60.	Overlay Shares Small Cap Equity ETF, Series of Listed Funds Trust
61.	Pacific Global ETF Trust
62.	Palmer Square Opportunistic Income Fund
63.	Partners Group Private Income Opportunities, LLC
64.	PENN Capital Funds Trust
65.	Performance Trust Mutual Funds, Series of Trust for Professional Managers
66.	Plan Investment Fund, Inc.
67.	PMC Funds, Series of Trust for Professional Managers
68.	Point Bridge GOP Stock Tracker ETF, Series of ETF Series Solutions
69.	Quaker Investment Trust
70.	Renaissance Capital Greenwich Funds
71.	Reverse Cap Weighted U.S. Large Cap ETF, Series of ETF Series Solutions
72.	RMB Investors Trust (f/k/a Burnham Investors Trust)
73.	Robinson Opportunistic Income Fund, Series of Investment Managers Series Trust
74.	Robinson Tax Advantaged Income Fund, Series of Investment Managers Series Trust
75.	Roundhill BITKRAFT Esports & Digital Entertainment ETF, Series of Listed Funds Trust
76.	Roundhill Sports Betting & iGaming ETF, Series of Listed Funds Trust
77.	Salient MF Trust
78.	SharesPost 100 Fund
79.	Six Circles Trust
80.	Sound Shore Fund, Inc.
81.	Strategy Shares
82.	Syntax ETF Trust
83.	Tactical Income ETF, Series of Collaborative Investment Series Trust
84.	The Chartwell Funds
85.	The Community Development Fund
86.	The Relative Value Fund
87.	Third Avenue Trust
88.	Third Avenue Variable Series Trust
89.	Tidal ETF Trust
90.	TIFF Investment Program
91.	Timothy Plan High Dividend Stock ETF, Series of The Timothy Plan
92.	Timothy Plan International ETF, Series of The Timothy Plan
93.	Timothy Plan US Large/Mid Cap Core ETF
94.	Timothy Plan US Small Cap Core ETF, Series of The Timothy Plan
95.	Transamerica ETF Trust
96.	Trend Aggregation Aggressive Growth ETF, Series of Collaborative Investment Series Trust
97.	Trend Aggregation Dividend Stock ETF, Series of Collaborative Investment Series Trust
98.	Trend Aggregation ESG ETF, Series of Collaborative Investment Series Trust
99.	Trend Aggregation US ETF, Series of Collaborative Investment Series Trust
100.	TrueShares AI & Deep Learning Fund, Series of Listed Funds Trust
101.	TrueShares ESG Active Opportunities Fund, Series of Listed Funds Trust
102.	U.S. Global Investors Funds
103.	Variant Alternative Income Fund
104.	VictoryShares Developed Enhanced Volatility Wtd ETF, Series of Victory Portfolios II
105.	VictoryShares Dividend Accelerator ETF, Series of Victory Portfolios II
106.	VictoryShares Emerging Market High Div Volatility Wtd ETF, Series of Victory Portfolios II
107.	VictoryShares Emerging Market Volatility Wtd ETF, Series of Victory Portfolios II
108.	VictoryShares International High Div Volatility Wtd ETF, Series of Victory Portfolios II
109.	VictoryShares International Volatility Wtd ETF, Series of Victory Portfolios II
110.	VictoryShares US 500 Enhanced Volatility Wtd ETF, Series of Victory Portfolios II
111.	VictoryShares US 500 Volatility Wtd ETF, Series of Victory Portfolios II
112.	VictoryShares US Discovery Enhanced Volatility Wtd ETF, Series of Victory Portfolios II
113.	VictoryShares US EQ Income Enhanced Volatility Wtd ETF, Series of Victory Portfolios II
114.	VictoryShares US Large Cap High Div Volatility Wtd ETF, Series of Victory Portfolios II
115.	VictoryShares US Multi-Factor Minimum Volatility ETF, Series of Victory Portfolios II
116.	VictoryShares US Small Cap High Div Volatility Wtd ETF, Series of Victory Portfolios II
117.	VictoryShares US Small Cap Volatility Wtd ETF, Series of Victory Portfolios II

118.	VictoryShares USAA Core Intermediate-Term Bond ETF, Series of Victory Portfolios II
119.	VictoryShares USAA Core Short-Term Bond ETF, Series of Victory Portfolios II
120.	VictoryShares USAA MSCI Emerging Markets Value Momentum ETF, Series of Victory Portfolios II
121.	VictoryShares USAA MSCI International Value Momentum ETF, Series of Victory Portfolios II
122.	VictoryShares USAA MSCI USA Small Cap Value Momentum ETF, Series of Victory Portfolios II
123.	VictoryShares USAA MSCI USA Value Momentum ETF, Series of Victory Portfolios II
124.	Vivaldi Opportunities Fund
125.	West Loop Realty Fund, Series of Investment Managers Series Trust (f/k/a Chilton Realty Income & Growth Fund)
126.	WisdomTree Trust
127.	WST Investment Trust
128.	XAI Octagon Floating Rate & Alternative Income Term Trust

Item 32(b)	The following are the Officers and Manager of the Distributor, the Registrant’s underwriter. The Distributor’s main business address is Three Canal Plaza, Suite 100, Portland, Maine 04101.

Name	Address	Position with Underwriter	Position with Registrant
Richard J. Berthy	Three Canal Plaza, Suite 100, Portland, ME 04101	President, Treasurer and Manager	None
Mark A. Fairbanks	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President	None
Jennifer K. DiValerio	899 Cassatt Road, 400 Berwyn Park, Suite 110, Berwyn, PA 19312	Vice President	None
Nanette K. Chern	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President and Chief Compliance Officer	None
Jennifer E. Hoopes	Three Canal Plaza, Suite 100, Portland, ME 04101	Secretary	None

Item 32(c)	Not applicable.

Item 33. Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the Rules thereunder will be maintained at the offices of:

Registrant
1055 Westlakes Drive, Suite 250
Berwyn, PA 19312

Registrant’s Investment Adviser
Brinker Capital Inc.,
1055 Westlakes Drive, Suite 250
Berwyn, PA 19312

Registrant’s Administrator and Custodian
Brown Brothers Harriman & Co.
50 Post Office Square
Boston, MA 02110

Registrant’s Principal Underwriter
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101

Registrant’s Transfer Agent
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212

Registrant’s Sub-Advisers
BAMCO, Inc.
767 Fifth Avenue, 49th Floor
New York, NY 10153

BlackRock Investment Management, LLC
1 University Square Drive
Princeton, NJ 08540

Ceredex Value Advisors LLC
301 East Pine Street, Suite 500
Orlando, FL 32801

Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110

CrossingBridge Advisors, LLC
427 Bedford Road, Suite 230
Pleasantville, NY 10570

Delaware Investments Fund Advisers
2005 Market Street
Philadelphia, PA 19103

DoubleLine Capital LP
505 North Brand Boulevard, Suite 860
Glendale, CA 91203

Driehaus Capital Management LLC
25 East Erie Street
Chicago, IL 60611

Federated Equity Management Company of Pennsylvania
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Gateway Investment Advisers, LLC 312 Walnut St, 35th Floor Cincinnati, OH 45202.

LMCG Investments, LLC

One Boston Place,
201 Washington Street, 29th Floor
Boston, MA 02108

Mellon Investments Corporation
201 Washington Street
Boston, MA 02108

MFS Investment Management
111 Huntington Avenue
Boston, MA 02199-7618

Northern Trust Investments, Inc.
50 South LaSalle St.
Chicago, IL 60603

Nuveen Asset Management, LLC
333 West Wacker Drive
Chicago, IL 60606

NWQ Investment Management Company, LLC
2029 Century Park East, 16th Floor
Los Angeles, CA 90067

Seix Investment Advisors LLC
1 Maynard Drive, Suite 3200
Park Ridge, NJ 07656

Strategas Asset Management, LLC
52 Vanderbilt Avenue, 8th Floor
New York, NY 10017

T. Rowe Price Associates, Inc.
100 E. Pratt Street
Baltimore, MD 21202

Wasatch Advisors, Inc.
505 Wakara Way, 3rd Floor
Salt Lake City, UT 84108

Item 34.	Management Services

Not Applicable.

Item 35.	Undertakings

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 13 to Registration Statement No. 333-214364 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Berwyn, Commonwealth of Pennsylvania on the 21st day of May, 2021.

Brinker Capital Destinations Trust

/s/ Jason B. Moore
Jason B. Moore
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities indicated.

SIGNATURES	TITLE	DATE
/s/ Jason B. Moore
Jason B. Moore	President	May 21, 2021
*
Noreen D. Beaman	Chief Executive Officer	May 21, 2021

/s/ Kevin Fustos
Kevin Fustos	Chief Financial Officer and Treasurer	May 21, 2021
*
Joseph V. Del Raso	Trustee	May 21, 2021
*
J. Scott Coleman	Trustee	May 21, 2021
*
Nicholas Marsini, Jr.	Trustee	May 21, 2021
*
Gregory E. McGowan	Trustee	May 21, 2021

*By:	/s/ Jason B. Moore
Jason B. Moore
Attorney-in-Fact
May 21, 2021

Exhibit Index

(d)(16)	Form of Investment Sub-Advisory Agreement between Brinker Capital and Gateway Investment Advisers, LLC

(i)	Opinion of Counsel

(j)	Consent of Independent Registered Public Accounting Firm

(p)(15)	Code of Ethics for Gateway Investment Advisers, LLC